UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: November 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Annual Report	November 30, 2020

Financial Square FundsSM
Federal Instruments
Government
Money Market
Prime Obligations
Treasury Instruments
Treasury Obligations
Treasury Solutions

Goldman Sachs Financial Square Funds

∎	FEDERAL INSTRUMENTS FUND

∎	GOVERNMENT FUND

∎	MONEY MARKET FUND

∎	PRIME OBLIGATIONS FUND

∎	TREASURY INSTRUMENTS FUND

∎	TREASURY OBLIGATIONS FUND

∎	TREASURY SOLUTIONS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Investment Objective and Principal Investment Strategies

Each of the Goldman Sachs Financial Square Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Goldman Sachs Prime Obligations Fund and the Goldman Sachs Money Market Fund pursue this investment objective by investing in U.S. government securities, obligations of banks (which may exceed 25% of its assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements (“repos”). They may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Goldman Sachs Treasury Obligations Fund pursues the investment objective by investing only in U.S. Treasury obligations and repos collateralized by U.S. Treasury obligations. The Goldman Sachs Treasury Instruments Fund pursues the investment objective by investing only in U.S. Treasury obligations, the interest from which is generally exempt from state income taxation. The Goldman Sachs Treasury Solutions Fund pursues the investment objective by investing only in U.S. Treasury obligations and repos with the Federal Reserve Bank of New York collateralized by U.S. Treasury obligations. The Goldman Sachs Government Fund pursues the investment objective by investing only in U.S. government securities and repos collateralized by such securities. The Goldman Sachs Federal Instruments Fund pursues the investment objective by investing only in U.S. government securities, the interest from which is generally exempt from state income taxation.

Portfolio Management Discussion and Analysis

The Board of Trustees of the Goldman Sachs Trust approved a change to the fiscal year end of the Financial Square Funds (the “Funds”). Effective September 1, 2020, the Funds’ fiscal year end changed from August 31 to November 30. Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Funds’ performance and positioning for the period from September 1, 2020 through November 30, 2020 (the “Reporting Period”).

Q	What economic and market factors most influenced the money markets as a whole during the Reporting Period?

A	During the Reporting Period, the money markets were most influenced by Federal Reserve (“Fed”) policy and the outlook for the U.S. economy.

The Fed held the targeted federal funds rate in a range of between 0% and 0.25% throughout the Reporting Period. Policymakers also signaled the monetary policy backdrop was likely to remain accommodative and short-term interest rates would likely stay low for the foreseeable future. In addition, Fed officials adopted a flexible form of average inflation targeting wherein they would aim for an inflation rate moderately above 2% following periods when inflation has run persistently below 2%, seeking an average of 2% over time.

Positive news about COVID-19 vaccines benefited the medium-term outlook for U.S. economic activity and growth as well as the labor market. However, it was unclear to what extent stronger economic growth and a smaller output gap would translate to higher price inflation.

In this environment, the yields of money market funds generally remained stable and close to zero. Investments in U.S. money market funds declined during the Reporting Period, dropping from $4.5 trillion in August 2020 to $4.3 trillion in November 2020, according to iMoneyNet. Much of the decrease could be attributed to an improvement in investor risk sentiment. Investors rotated into riskier asset classes as uncertainties surrounding the outcome of the November U.S. election and the effectiveness of COVID-19 vaccines eased.

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A

The Funds’ yields remained rather stable during the Reporting Period primarily because of the economic and market factors discussed above. The money market yield curve steepened slightly, as the front, or short-term, end of

1

PORTFOLIO RESULTS

the U.S. Treasury curve shifted downward and the intermediate- to longer-term end shifted upward. (Yield curve is a spectrum of interest rates based on maturities of varying lengths. A steepening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities widens; opposite of a flattening yield curve.)

During the Reporting Period, the Funds’ positioning along the money market yield curve and in specific securities was predicated on market expectations that interest rates would remain low and Fed monetary policy would stay accommodative.

Q	How did you manage the Funds during the Reporting Period?

A	Collectively, the Funds had investments in commercial paper, asset-backed commercial paper, U.S. Treasury securities, government agency securities, time deposits, certificates of deposit, floating rate securities, repurchase agreements (“repos”), non-U.S. sovereign debt, municipal securities, variable rate demand notes (“VRDNs”) and other instruments during the Reporting Period.

In our commercial paper strategies (i.e., the Goldman Sachs Financial Square Money Market Fund and the Goldman Sachs Financial Square Prime Obligations Fund), we maintained weighted average maturities in a rather narrow range between 38 and 43 days from the beginning of the Reporting Period to the end of October 2020. In November, we extended the weighted average maturities of the commercial paper strategies to between 48 and 49 days. Among our government repo strategies (i.e., the Goldman Sachs Financial Square Government Fund, the Goldman Sachs Financial Square Treasury Obligations Fund and the Goldman Sachs Financial Square Treasury Solutions Fund), the weighted average maturity of the Goldman Sachs Financial Square Government Fund remained rather stable during the Reporting Period in a range between 48 and 53 days. As for the Goldman Sachs Financial Square Treasury Obligations Fund, its weighted average maturity was 53 days when the Reporting Period began. We shortened it to 37 days in September and to 34 days in October. During November, we extended its weighted average maturity to 51 days. Regarding the Goldman Sachs Financial Square Treasury Solutions Fund, its weighted average maturity was 46 days at the start of the Reporting Period. We extended it to 53 days in October and to 56 by the end of the Reporting Period. In our government non-repo strategies (i.e., the Goldman Sachs Financial Square Federal Instruments Fund and the Goldman Sachs Financial Square Treasury Instruments Fund), we maintained rather stable weighted average maturities of between 44 and 57 days throughout the Reporting Period.

During the Reporting Period overall, our commercial paper strategies focused their investments on U.S. Treasury securities, VRDNs and repos. Our government repo strategies focused their investments on government agency securities, government agency repos, U.S. Treasury securities and U.S. Treasury repos. Our government non-repo strategies focused their investments on U.S. Treasury securities. During the course of the Reporting Period, our commercial paper strategies increased their holdings of VRDNs, while our government repo strategies generally increased their holdings of U.S. Treasury repos.

The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. Also known as effective maturity, weighted average maturity measures the weighted average of the maturity date of bonds held by the Funds, taking into consideration any available maturity shortening features.

Q	How did you manage the Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of the Funds at less than 115 days. In our commercial paper strategies, we managed the Funds’ weighted average life in a range between approximately 38 and 49 days. In our government repo strategies, we managed the Funds’ weighted average life in a range between approximately 82 and 113 days. In our government non-repo strategies, we managed the Funds’ weighted average life in a range between approximately 100 and 113 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days. While one of the goals of the SEC’s money market fund rule is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	During the Reporting Period, we made adjustments to the Funds’ weighted average maturities and their allocations to

2

PORTFOLIO RESULTS

specific investments based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected interest rates would remain low in the near term and the Fed to be ready to respond to market conditions as the U.S. and its economy recover from the COVID-19 pandemic. In our view, news of the efficacy of COVID-19 vaccine candidates boded well for the medium-term economic outlook, but we considered the near-term picture less certain given the backdrop of rapidly rising COVID-19 infections and increased restrictions at the end of the Reporting Period. We believed the resurgence of COVID-19 cases and efforts to curb its spread could weigh on economic activity in the short term. Regarding fiscal policy, the prospects for additional stimulus were uncertain when the Reporting Period concluded, though we noted ongoing discussions in Washington, D.C. about a potential deal.

Looking ahead, the Funds will continue to be flexibly guided by shifting market conditions, and we have positioned them to seek to take advantage of the Fed’s accommodative monetary policy. Duration management and duration positioning will continue to play key roles in the management of the Funds. (Duration is a measure of a fund’s sensitivity to changes in interest rates.) That said, regardless of the interest rate environment, we intend to utilize an active management approach to provide the best possible return within the framework of the Funds’ guidelines and objectives. Our investment approach remains tri-fold — to seek preservation of capital, daily liquidity and maximization of yield potential. We will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curves, as we strive to navigate the interest rate environment.

3

PORTFOLIO RESULTS

GOVERNMENT MONEY MARKET FUNDS

∎	Federal Instruments Fund

∎	Government Fund

∎	Treasury Instruments Fund

∎	Treasury Obligations Fund

∎	Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Money Market Fund

∎	Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4

FUND BASICS

Financial Square Funds

as of November 30, 2020

PERFORMANCE REVIEW[1,2]

September 1, 2020– November 30, 2020	Fund Total Return (based on NAV)[3] Institutional Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Federal Instruments	0.00%	0.00%	0.02%[6]
Government	0.01	0.01	0.02	[6]
Money Market	-0.01	-0.03	-0.01	[7]
Prime Obligations	-0.01	-0.03	-0.01	[7]
Treasury Instruments	0.00	0.00	0.01	[8]
Treasury Obligations	0.00	0.03	0.02	[9]
Treasury Solutions	0.00	0.00	0.02	[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Treasury Obligations, Money Market, Treasury Instruments and Treasury Solutions Funds offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Federal Instruments Fund offers eight separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management and Premier), the Prime Obligations Fund offers ten separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource and Drexel Hamilton Class), and the Government Fund offers thirteen separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Drexel Hamilton Class, Class R6, Class A and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional, Drexel Hamilton Class, and Class R6 Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. November 2020. The iMoneyNet Institutional Average represents total return.

[6]	Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]	First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

5

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 11/30/20

Funds	7-Day Dist. Yield[11]	SEC 7-Day Effective Yield[12]	30-Day Average Yield[13]	Weighted Avg. Maturity (days)[14]	Weighted Avg. Life (days)[15]

Federal Instruments	0.01%	0.00%	0.01%	57	100
Government	0.02	0.01	0.02	53	98
Money Market	0.10	-0.03	0.08	49	49
Prime Obligations	0.03	-0.03	0.03	48	48
Treasury Instruments	0.01	0.00	0.01	56	108
Treasury Obligations	0.04	0.03	0.03	51	82
Treasury Solutions	0.01	0.00	0.01	56	108

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[11]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[12]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[13]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[14]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[15]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[16]

As of November 30, 2020

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit - Eurodollar	—	—	1.1%	—	—	—	—

Certificates of Deposit - Yankeedollar	—	—	2.9	3.3%	—	—	—

Commercial Paper & Corporate Obligations	—	—	18.0	18.5	—	—	—

Repurchase Agreements	—	32.5%	25.8	25.5	—	35.5%	—

Time Deposits	—	—	8.2	7.4	—	—	—

U.S. Government Agency Obligations	42.9%	16.5	0.5	0.6	—	—	—

U.S. Treasury Obligations	68.7	53.9	32.1	34.9	105.2%	71.5	104.2%

Variable Rate Municipal Debt Obligations	—	—	13.5	13.1	—	—	—

[16]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[17]

As of August 31, 2020

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit	—	—	—	0.7%	—	—	—

Certificates of Deposit - Eurodollar	—	—	0.3%	—	—	—	—

Certificates of Deposit - Yankeedollar	—	—	4.3	5.5	—	—	—

Commercial Paper & Corporate Obligations	—	—	19.0	24.4	—	—	—

Repurchase Agreements	—	27.7%	12.4	13.1	—	22.4%	—

Time Deposits	—	—	12.6	6.6	—	—	—

U.S. Government Agency Obligations	40.2%	16.1	0.2	0.3	—	—	—

U.S. Treasury Obligations	60.8	56.9	30.8	34.1	102.4%	75.3%	100.0%

Variable Rate Municipal Debt Obligations	—	—	7.7	8.8	—	—	—

Variable Rate Obligations	—	—	13	6.8	—	—	—

[17]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 42.9%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.05%)
$3,400,000	0.096	%(a)	01/13/21	$3,399,984
Federal Farm Credit Bank (1 Mo. LIBOR + 0.03%)
8,200,000	0.171	(a)	09/15/21	8,199,871
Federal Farm Credit Bank (1 Mo. LIBOR + 0.09%)
1,100,000	0.231	(a)	09/13/21	1,100,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.10%)
2,000,000	0.246	(a)	12/23/21	2,000,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.13%)
1,300,000	0.268	(a)	11/05/21	1,300,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.07%)
300,000	0.164	(a)	07/02/21	300,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.15%)
300,000	0.230	(a)	04/23/21	300,000
70,000,000	0.231	(a)	04/18/22	70,000,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.21%)
47,115,000	0.290	a)	03/17/22	47,129,294
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.25%)
19,000,000	0.335	(a)	02/22/22	19,021,160
Federal Farm Credit Bank (FEDL01 + 0.10%)
1,250,000	0.180	(a)	12/16/20	1,249,995
Federal Farm Credit Bank (FEDL01 + 0.12%)
2,200,000	0.200	(a)	04/23/21	2,200,000
3,000,000	0.195	(a)	02/14/22	3,000,000
Federal Farm Credit Bank (FEDL01 + 0.15%)
3,400,000	0.225	(a)	01/21/21	3,399,991
Federal Farm Credit Bank (FEDL01 + 0.17%)
5,400,000	0.250	(a)	01/13/22	5,399,555
Federal Farm Credit Bank (FEDL01 + 0.20%)
4,600,000	0.280	(a)	11/29/21	4,599,959
Federal Farm Credit Bank (FEDL01 + 0.21%)
3,100,000	0.290	(a)	12/13/21	3,099,746
Federal Farm Credit Bank (Prime Rate – 2.80%)
2,700,000	0.450	(a)	11/23/21	2,701,863
Federal Farm Credit Bank (Prime Rate – 2.87%)
2,000,000	0.380	(a)	02/07/22	1,999,761
Federal Farm Credit Bank (Prime Rate – 2.94%)
900,000	0.310	(a)	02/26/21	900,000
1,500,000	0.310	(a)	11/08/21	1,500,000
Federal Farm Credit Bank (Prime Rate – 2.95%)
3,000,000	0.300	(a)	03/15/21	3,000,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
3,500,000	0.290	(a)	03/29/21	3,500,000
2,700,000	0.290	(a)	12/13/21	2,699,862
Federal Farm Credit Bank (Prime Rate – 2.97%)
2,300,000	0.285	(a)	04/08/21	2,300,000
Federal Farm Credit Bank (Prime Rate – 2.98%)
1,800,000	0.275	(a)	02/26/21	1,800,000
Federal Farm Credit Bank (Prime Rate – 3.01%)
3,900,000	0.240	(a)	02/25/21	3,899,954
Federal Farm Credit Bank (Prime Rate – 3.02%)
4,200,000	0.234	(a)	01/13/22	4,200,000
Federal Farm Credit Bank (Prime Rate – 3.05%)
5,000,000	0.200	(a)	08/13/21	4,994,706
Federal Farm Credit Bank (SOFR + 0.12%)
900,000	0.200	(a)	03/18/21	900,000

U.S. Government Agency Obligations – (continued)
Federal Farm Credit Bank (SOFR + 0.13%)
1,200,000	0.210	%(a)	02/11/22	1,200,000
Federal Farm Credit Bank (SOFR + 0.18%)
8,600,000	0.260	(a)	01/14/22	8,590,204
Federal Farm Credit Bank (SOFR + 0.28%)
35,000,000	0.360	(a)	10/01/21	35,000,000
Federal Home Loan Bank
35,000,000	0.094		12/02/20	34,999,910
95,000,000	0.092		12/04/20	94,999,288
30,000,000	0.107		12/04/20	29,999,738
30,000,000	0.117		12/09/20	29,999,233
1,000,000	0.117		12/11/20	999,968
50,000,000	0.111		12/16/20	49,997,729
11,000,000	0.089		12/28/20	10,999,274
80,000,000	0.076		01/20/21	79,991,667
140,000,000	0.093		01/27/21	139,979,828
50,000,000	0.100		01/29/21	49,991,969
20,000,000	0.095		02/03/21	19,996,693
60,000,000	0.089		02/24/21	59,987,534
17,200,000	0.530		03/15/21	17,174,162
20,000,000	0.356		03/16/21	19,979,583
80,000,000	0.116		04/16/21	79,965,547
40,000,000	0.116		04/21/21	39,982,140
110,000,000	0.107		04/28/21	109,952,517
80,000,000	0.105		05/07/21	79,963,715
95,000,000	0.105		05/12/21	94,955,540
44,000,000	0.093		05/21/21	43,980,772
55,000,000	0.089		05/28/21	54,975,797
Federal Home Loan Bank (1 Mo. LIBOR + 0.02%)
1,600,000	0.165	(a)	03/24/21	1,600,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.04%)
1,600,000	0.190	(a)	06/24/21	1,600,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.08%)
4,600,000	0.152	(a)	03/19/21	4,600,000
Federal Home Loan Bank (SOFR + 0.02%)
100,000,000	0.100	(a)	02/12/21	100,000,000
Federal Home Loan Bank (SOFR + 0.12%)
2,600,000	0.200	(a)	02/28/22	2,600,000
Federal Home Loan Bank (SOFR + 0.17%)
12,300,000	0.250	(a)	07/21/22	12,300,000
Federal Home Loan Bank (SOFR + 0.28%)
20,300,000	0.360	(a)	03/25/21	20,300,000
Federal Home Loan Bank (SOFR + 0.29%)
17,500,000	0.370	(a)	10/06/21	17,500,000
Federal Home Loan Bank (SOFR + 0.31%)
75,000,000	0.390	(a)	09/24/21	75,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,633,258,509

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 68.7%
United States Treasury Bills
$225,000,000	0.041%		12/01/20	$225,000,000
9,600,000	0.061		12/01/20	9,600,000
59,000,000	0.046		12/03/20	58,999,853
7,400,000	0.102		12/03/20	7,399,959
4,800,000	0.112		12/03/20	4,799,971
125,000,000	0.041		12/08/20	124,999,028
50,000,000	0.092		12/08/20	49,999,125
43,000,000	0.051		12/10/20	42,999,463
115,000,000	0.081		12/10/20	114,997,700
100,000	0.114		12/10/20	99,997
15,000,000	0.122		12/15/20	14,999,096
120,900,000	0.086		12/17/20	120,895,433
1,800,000	0.102		12/17/20	1,799,920
61,100,000	0.112		12/17/20	61,097,013
25,100,000	0.188		12/17/20	25,097,936
1,470,000	0.132		12/22/20	1,469,888
9,100,000	0.092		12/24/20	9,099,477
60,000,000	0.097		12/24/20	59,996,358
19,000,000	0.112		12/24/20	18,998,665
180,000,000	0.081	(b)	12/29/20	179,988,800
75,000,000	0.086		12/29/20	74,995,042
2,400,000	0.112		12/29/20	2,399,795
2,280,000	0.124		12/29/20	2,279,784
100,000	0.112		12/31/20	99,991
550,000,000	0.076		01/07/21	549,957,604
1,000,000	0.102		01/07/21	999,897
900,000	0.112		01/07/21	899,898
60,000,000	0.122		01/07/21	59,992,600
2,700,000	0.112		01/12/21	2,699,653
4,100,000	0.148		01/14/21	4,099,273
180,000,000	0.081	(b)	01/26/21	179,977,601
3,400,000	0.132		01/28/21	3,399,288
4,400,000	0.112		02/02/21	4,399,153
33,200,000	0.107		02/04/21	33,193,706
39,200,000	0.122		02/11/21	39,190,592
2,400,000	0.122		02/18/21	2,399,368
15,000,000	0.102		02/23/21	14,996,500
11,500,000	0.122		02/25/21	11,496,703
7,617,000	0.086	(b)	03/04/21	7,615,363
35,000,000	0.107		03/09/21	34,989,996
30,000,000	0.101		03/11/21	29,991,667
40,000,000	0.127		03/11/21	39,986,111
10,000,000	0.086	(b)	03/16/21	9,997,521
11,325,000	0.096		03/18/21	11,321,802
40,000,000	0.122		03/18/21	39,985,733
5,500,000	0.114		03/23/21	5,498,084
5,500,000	0.115		03/23/21	5,498,066
1,600,000	0.119		03/23/21	1,599,415
11,000,000	0.122		03/23/21	10,995,893
20,000,000	0.091		03/25/21	19,994,300
45,200,000	0.107		03/25/21	45,184,971
2,100,000	0.107		04/01/21	2,099,259
4,000,000	0.112		04/08/21	3,998,436
7,228,000	0.112		04/29/21	7,224,709
15,000,000	0.091	(b)	05/04/21	14,994,225
1,000,000	0.112		05/13/21	999,502

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
35,000,000	0.090		05/27/21	34,984,512
50,000,000	0.091	(b)	06/03/21	49,977,250
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
7,900,000	0.200	(a)	01/31/21	7,900,368
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
14,800,000	0.224	(a)	04/30/21	14,796,484
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
4,300,000	0.239	(a)	01/31/22	4,299,871
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
39,800,000	0.305	(a)	07/31/21	39,817,980
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
20,600,000	0.385	(a)	10/31/21	20,623,532
United States Treasury Notes
3,800,000	1.875		12/15/20	3,801,743
6,000,000	2.500		12/31/20	6,006,641
1,200,000	1.375		01/31/21	1,200,003
900,000	2.250		02/15/21	902,134
900,000	3.625		02/15/21	904,672
16,700,000	2.500		02/28/21	16,753,568
3,800,000	2.375		03/15/21	3,810,727

TOTAL U.S. TREASURY OBLIGATIONS				$2,617,568,668

TOTAL INVESTMENTS – 111.6%				$4,250,827,177

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.6)%				(441,720,127)

NET ASSETS – 100.0%				$3,809,107,050

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Investment Abbreviations:
FEDL01	— US Federal Funds Effective Rate
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 16.5%
Federal Farm Credit Bank
$49,500,000	0.347%		01/04/21	$49,484,105
49,500,000	0.357		02/24/21	49,459,094
Federal Farm Credit Bank (1 Mo. LIBOR – 0.05%)
237,200,000	0.096	(a)	01/13/21	237,198,877
Federal Farm Credit Bank (1 Mo. LIBOR + 0.03%)
545,900,000	0.171	(a)	09/15/21	545,891,403
Federal Farm Credit Bank (1 Mo. LIBOR + 0.09%)
85,100,000	0.231	(a)	09/13/21	85,100,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.10%)
191,600,000	0.227	(a)	09/09/21	191,600,000
107,000,000	0.246	(a)	12/23/21	107,000,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.13%)
93,100,000	0.268	(a)	11/05/21	93,100,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.07%)
49,000,000	0.164	(a)	07/02/21	49,000,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.15%)
29,500,000	0.230	(a)	04/23/21	29,500,000
Federal Farm Credit Bank (FEDL01 + 0.10%)
94,480,000	0.180	(a)	12/16/20	94,479,611
Federal Farm Credit Bank (FEDL01 + 0.12%)
189,100,000	0.195	(a)	02/14/22	189,100,000
Federal Farm Credit Bank (FEDL01 + 0.15%)
261,300,000	0.225	(a)	01/21/21	261,299,270
Federal Farm Credit Bank (FEDL01 + 0.17%)
367,700,000	0.250	(a)	01/13/22	367,669,485
Federal Farm Credit Bank (FEDL01 + 0.20%)
336,800,000	0.280	(a)	11/29/21	336,797,015
Federal Farm Credit Bank (FEDL01 + 0.21%)
217,000,000	0.290	(a)	12/13/21	216,982,201
Federal Farm Credit Bank (Prime Rate – 2.80%)
123,400,000	0.450	(a)	11/23/21	123,485,156
Federal Farm Credit Bank (Prime Rate – 2.87%)
95,500,000	0.380	(a)	02/07/22	95,488,579
Federal Farm Credit Bank (Prime Rate – 2.94%)
98,300,000	0.310	(a)	02/26/21	98,300,000
117,700,000	0.310	(a)	11/08/21	117,700,000
Federal Farm Credit Bank (Prime Rate – 2.95%)
344,300,000	0.300	(a)	03/15/21	344,300,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
344,300,000	0.290	(a)	03/29/21	344,300,000
193,000,000	0.290	(a)	12/13/21	192,990,109
Federal Farm Credit Bank (Prime Rate – 2.97%)
246,000,000	0.285	(a)	04/08/21	246,000,000
Federal Farm Credit Bank (Prime Rate – 2.98%)
188,600,000	0.275	(a)	02/26/21	188,600,000
Federal Farm Credit Bank (Prime Rate – 3.01%)
282,900,000	0.240	(a)	02/25/21	282,896,671
Federal Farm Credit Bank (Prime Rate – 3.02%)
294,000,000	0.234	(a)	01/13/22	294,000,000
Federal Farm Credit Bank (Prime Rate – 3.05%)
245,000,000	0.200	(a)	08/13/21	244,740,597
Federal Farm Credit Bank (SOFR + 0.12%)
103,300,000	0.200	(a)	03/18/21	103,300,000
Federal Farm Credit Bank (SOFR + 0.18%)
235,600,000	0.260	(a)	01/14/22	235,147,449

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank
99,000,000	0.356		03/09/21	98,905,675
155,000,000	0.530		03/09/21	154,780,589
961,200,000	0.530		03/15/21	959,756,064
212,500,000	0.407		03/18/21	212,247,361
Federal Home Loan Bank (1 Mo. LIBOR + 0.02%)
118,200,000	0.165	(a)	03/24/21	118,200,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.04%)
118,200,000	0.190	(a)	06/24/21	118,200,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.07%)
993,500,000	0.155	(a)	04/01/21	993,500,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.08%)
492,100,000	0.152	(a)	03/19/21	492,100,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.09%)
481,100,000	0.149	(a)	07/06/21	481,100,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.11%)
240,300,000	0.120	(a)	04/08/21	240,300,000
59,500,000	0.120	(a)	04/09/21	59,500,000
Federal Home Loan Bank (SOFR + 0.17%)
933,500,000	0.250	(a)	07/21/22	933,500,000
Federal Home Loan Bank (SOFR + 0.29%)
958,000,000	0.370	(a)	10/06/21	958,000,000
Federal Home Loan Bank (SOFR + 0.30%)
1,400,000,000	0.380	(a)	09/29/21	1,400,000,000
Federal Home Loan Bank (SOFR + 0.35%)
990,000,000	0.430	(a)	09/23/21	990,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.29%)
1,490,000,000	0.370	(a)	10/01/21	1,490,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)
3,053,600,000	0.380	(a)	09/24/21	3,053,600,000
500,000,000	0.380	(a)	10/25/21	500,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)
498,000,000	0.390	(a)	01/03/22	498,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)
745,000,000	0.400	(a)	09/27/21	745,000,000
496,500,000	0.400	(a)	09/30/21	496,500,000
Federal National Mortgage Association (SOFR + 0.10%)
117,700,000	0.180	(a)	12/03/21	117,401,116
Federal National Mortgage Association (SOFR + 0.29%)
486,900,000	0.370	(a)	10/04/21	486,900,000
Federal National Mortgage Association (SOFR + 0.30%)
993,500,000	0.380	(a)	09/24/21	993,500,000
Federal National Mortgage Association (SOFR + 0.34%)
1,789,500,000	0.420	(a)	10/20/21	1,789,500,000
990,725,000	0.420	(a)	12/30/21	990,725,000
993,000,000	0.420	(a)	01/21/22	993,000,000
Federal National Mortgage Association (SOFR + 0.35%)
248,000,000	0.430	(a)	10/15/21	248,000,000
Federal National Mortgage Association (SOFR + 0.36%)
499,000,000	0.440	(a)	01/20/22	499,000,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
597,843,782	0.130	(a)	12/07/20	597,843,782
194,435,564	0.140	(a)	12/07/20	194,435,565

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$27,718,404,774

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 53.9%
United States Treasury Bills
$3,044,000,000	0.188%		12/17/20	$3,043,749,715
732,650,000	0.132		12/22/20	732,588,030
600,000,000	0.112		12/24/20	599,957,833
3,662,400,000	0.178		12/24/20	3,661,990,524
109,900,000	0.112		12/29/20	109,890,597
556,530,000	0.124		12/29/20	556,477,191
132,800,000	0.133		12/29/20	132,786,469
767,500,000	0.137		12/29/20	767,419,413
51,900,000	0.112		12/31/20	51,895,243
140,100,000	0.163		12/31/20	140,081,320
4,666,400,000	0.168		12/31/20	4,665,758,367
58,000,000	0.112		01/05/21	57,993,797
1,402,700,000	0.122		01/07/21	1,402,527,000
300,700,000	0.112		01/12/21	300,661,410
3,832,000,000	0.148		01/14/21	3,831,320,880
899,700,000	0.122		01/19/21	899,553,050
22,400,000	0.102		01/21/21	22,396,827
17,400,000	0.112		01/21/21	17,397,289
2,958,350,000	0.132		01/21/21	2,957,805,172
1,993,500,000	0.114		01/26/21	1,993,143,388
3,324,900,000	0.132		01/28/21	3,324,203,621
279,400,000	0.112		02/02/21	279,346,216
1,533,550,000	0.107		02/04/21	1,533,259,266
2,521,350,000	0.112		02/11/21	2,250,854,705
2,563,570,000	0.122		02/11/21	2,562,954,740
1,882,200,000	0.097		02/16/21	1,881,817,547
2,071,200,000	0.122		02/18/21	2,070,654,584
999,150,000	0.102		02/23/21	998,916,865
501,800,000	0.122		02/25/21	501,656,151
850,000,000	0.096		03/02/21	849,795,884
352,286,400	0.086	(b)	03/04/21	352,210,708
1,353,000,000	0.106		03/04/21	1,352,632,999
751,000,000	0.117		03/04/21	750,776,890
2,512,000,000	0.107		03/09/21	2,511,281,987
1,399,000,000	0.101		03/11/21	1,398,611,389
1,250,000,000	0.127		03/11/21	1,249,565,975
343,757,000	0.086	(b)	03/16/21	343,671,777
2,760,000,000	0.112		03/16/21	2,759,114,492
564,750,000	0.096		03/18/21	564,590,537
267,600,000	0.114		03/23/21	267,506,756
267,600,000	0.115		03/23/21	267,505,924
80,500,000	0.119		03/23/21	80,470,573
2,748,000,000	0.122		03/23/21	2,746,974,080
963,000,000	0.091		03/25/21	962,725,545
2,211,100,000	0.107		03/25/21	2,210,364,814
1,099,000,000	0.117		03/30/21	1,098,582,231
4,071,700,000	0.107		04/01/21	4,070,263,038
1,302,000,000	0.107		04/06/21	1,301,521,515
82,200,000	0.107		04/08/21	82,169,312
95,600,000	0.109		04/08/21	95,563,460
3,026,600,000	0.112		04/08/21	3,025,416,265
1,860,450,000	0.107		04/13/21	1,859,728,300
1,503,600,000	0.117		04/15/21	1,502,951,571
850,000,000	0.101		04/20/21	849,669,443
1,001,300,000	0.117		04/22/21	1,000,845,798
484,400,000	0.112		04/29/21	484,179,463

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
1,339,011,000	0.091	%(b)	05/04/21	1,338,495,481
2,848,800,000	0.112		05/06/21	2,847,442,075
2,799,050,000	0.112		05/13/21	2,797,655,920
2,367,400,000	0.101		05/20/21	2,366,282,051
1,400,000,000	0.090		05/27/21	1,399,380,500
2,324,300,000	0.091	(b)	06/03/21	2,323,242,444
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
19,600,000	0.224	(a)	04/30/21	19,594,303
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
8,050,000	0.239	(a)	01/31/22	8,050,000
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
28,640,000	0.305	(a)	07/31/21	28,626,757
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
15,700,000	0.385	(a)	10/31/21	15,707,105
United States Treasury Notes
229,700,000	1.875		12/15/20	229,805,347
378,800,000	2.500		12/31/20	379,215,982
79,000,000	1.375		01/31/21	79,000,226
29,200,000	2.125		01/31/21	29,270,416
117,700,000	2.250		02/15/21	118,033,439
117,700,000	3.625		02/15/21	118,366,595
771,900,000	2.500		02/28/21	774,007,353
247,500,000	2.375		03/15/21	248,198,641
16,100,000	2.250		03/31/21	16,200,372
3,000,000	2.375		04/15/21	3,022,464

TOTAL U.S. TREASURY OBLIGATIONS				$90,527,345,407

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$118,245,750,181

Repurchase Agreements(c) – 32.5%
Banco Santander, S.A.
$400,000,000	0.060%		12/01/20	$400,000,000
Maturity Value: $400,000,667

Collateralized by a U.S. Treasury Inflation-Indexed Note,
0.125%, due 01/15/30 and U.S. Treasury Notes, 0.125% to
3.125%, due 01/15/21 to 05/15/30. The aggregate market value of the collateral, including accrued interest, was $371,261,691 and $36,018,617 in cash.

1,100,000,000	0.060		12/01/20	1,100,000,000
Maturity Value: $1,100,001,833

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 12/01/28 to 02/01/50, Federal National Mortgage
Association, 3.000% to 4.500%, due 06/01/32 to 01/01/57 and
Government National Mortgage Association, 8.500% to
9.000%, due 12/20/30 to 02/20/33. The aggregate market value of the collateral, including accrued interest, was
$1,125,082,320.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Banco Santander, S.A. – (continued)
$800,000,000	0.090%		12/01/20	$800,000,000
Maturity Value: $800,002,000

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
5.000%, due 09/01/42 to 02/01/50 and Federal National
Mortgage Association, 2.000% to 6.000%, due 06/01/32 to
09/01/57. The aggregate market value of the collateral,
including accrued interest, was $824,002,061.

Bank of Montreal
100,000,000	0.100		12/01/20	100,000,000
Maturity Value: $100,000,278
Collateralized by Federal National Mortgage Association, 2.000% to 4.000%, due 12/01/35 to 11/01/50. The aggregate market value of the collateral, including accrued interest, was $103,000,001.
317,500,000	0.110	(d)	12/07/20	317,500,000
Maturity Value: $317,589,254
Settlement Date: 11/18/20
Collateralized by U.S. Treasury Notes, 0.125% to 2.875%, due 10/31/22 to 05/15/28. The aggregate market value of the collateral, including accrued interest, was $323,850,066.
142,000,000	0.120	(d)	12/07/20	142,000,000
Maturity Value: $142,085,199
Settlement Date: 11/12/20
Collateralized by Federal National Mortgage Association, 2.000% to 2.500%, due 10/01/50 to 12/01/50. The aggregate market value of the collateral, including accrued interest, was $146,260,001.
410,500,000	0.120	(d)	12/07/20	410,500,000
Maturity Value: $410,580,731
Settlement Date: 11/09/20
Collateralized by U.S. Treasury Notes, 0.125% to 1.750%, due 05/31/22 to 02/15/30. The aggregate market value of the collateral, including accrued interest, was $418,710,099.
422,000,000	0.130	(d)	12/07/20	422,000,000
Maturity Value: $422,277,347
Settlement Date: 11/02/20
Collateralized by U.S. Treasury Notes, 1.750% to 2.875%, due 06/15/22 to 07/31/25. The aggregate market value of the collateral, including accrued interest, was $430,440,112.
99,000,000	0.140	(d)	12/07/20	99,000,000
Maturity Value: $99,068,530
Settlement Date: 09/14/20
Collateralized by Federal National Mortgage Association, 2.000% to 4.500%, due 12/01/35 to 09/01/50. The aggregate market value of the collateral, including accrued interest, was $101,970,000.

Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
BMO Capital Markets Corp.
284,000,000	0.120	%(d)	12/07/20	284,000,000
Maturity Value: $284,170,398
Settlement Date: 11/12/20

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
3.500%, due 02/01/50 to 12/01/50, Federal National Mortgage
Association, 1.500% to 5.000%, due 12/01/35 to 12/01/50,
Government National Mortgage Association, 2.500% to
5.500%, due 11/20/39 to 11/20/50, U.S. Treasury Bills,
0.000%, due 05/20/21 to 09/09/21, U.S. Treasury Bonds,
1.625% to 2.000%, due 02/15/50 to 11/15/50, a U.S. Treasury
Inflation-Indexed Bond, 1.000%, due 02/15/46, a U.S. Treasury
Inflation-Indexed Note, 0.250%, due 01/15/25 and U.S.
Treasury Notes, 0.125% to 2.125%, due 06/30/21 to 05/15/30.
The aggregate market value of the collateral, including accrued interest, was $289,698,344.

BNP Paribas
181,300,000	0.100		12/01/20	181,300,000
Maturity Value: $181,300,504

Collateralized by Federal Home Loan Mortgage Corp. Stripped
Security, 0.000%, due 07/15/32, Government National
Mortgage Association, 3.000% to 3.500%, due 11/20/47 to
12/20/48, a U.S. Treasury Bill, 0.000%, due 01/07/21, U.S.
Treasury Notes, 0.125% to 2.750%, due 08/15/21 to 10/15/23
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 08/15/50. The aggregate market value of the collateral,
including accrued interest, was $184,926,056.

1,990,000,000	0.110	(d)	12/01/20	1,990,000,000
Maturity Value: $1,990,553,339
Settlement Date: 09/01/20

Collateralized by U.S. Treasury Bills, 0.000%, due 03/25/21 to
04/22/21, U.S. Treasury Bonds, 2.875% to 8.125%, due
05/15/21 to 05/15/48, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 3.875%, due 01/15/25 to 02/15/46, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.750%, due 01/15/22 to
07/15/28, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 08/15/25 to 05/15/49, U.S. Treasury Notes,
0.125% to 2.875%, due 12/31/20 to 11/15/26 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/36 to
08/15/50. The aggregate market value of the collateral,
including accrued interest, was $2,029,800,000.

1,555,000,000	0.100	(d)(e)	12/07/20	1,555,000,000
Maturity Value: $1,555,211,653
Settlement Date: 12/01/20
450,000,000	0.110	(d)	12/07/20	450,000,000
Maturity Value: $450,125,127
Settlement Date: 10/16/20

Collateralized by a U.S. Treasury Bond, 8.125%, due 05/15/21,
U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.000%, due
01/15/26 to 02/15/44, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.625%, due 01/15/23 to 01/15/27, a U.S. Treasury
Interest-Only Stripped Security, 0.000%, due 11/15/47, U.S.
Treasury Notes, 0.125% to 2.875%, due 01/31/21 to 08/31/24
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 08/15/40. The aggregate market value of the collateral,
including accrued interest, was $459,000,077.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$450,000,000	0.110	%(d)	12/07/20	$450,000,000
Maturity Value: $450,126,502
Settlement Date: 10/19/20

Collateralized by U.S. Treasury Bills, 0.000%, due 12/15/20 to
04/01/21, U.S. Treasury Bonds, 2.750% to 3.125%, due
02/15/43 to 11/15/47, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/48, U.S. Treasury Notes, 0.125% to
2.750%, due 09/30/22 to 11/15/27 and a U.S. Treasury
Principal-Only Stripped Security, 0.000%, due 02/15/44. The
aggregate market value of the collateral, including accrued
interest, was $459,000,044.

450,000,000	0.110	(d)	12/07/20	450,000,000
Maturity Value: $450,209,003
Settlement Date: 10/28/20

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/07/21,
U.S. Treasury Bonds, 3.125% to 8.125%, due 05/15/21 to
02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.375% to
0.500%, due 07/15/23 to 01/15/28, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 02/15/31 to 08/15/48, U.S.
Treasury Notes, 0.125% to 2.500%, due 11/30/22 to 07/31/26
and U.S. Treasury Principal-Only Stripped Securities, 0.000%,
due 08/15/40 to 05/15/44. The aggregate market value of the
collateral, including accrued interest, was $459,000,056.

990,000,000	0.110	(d)	12/07/20	990,000,000
Maturity Value: $990,275,279
Settlement Date: 10/09/20

Collateralized by U.S. Treasury Bonds, 5.250% to 8.125%, due
05/15/21 to 11/15/28, a U.S. Treasury Floating Rate Note,
0.239%, due 01/31/22, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 3.875%, due 01/15/26 to 02/15/42, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.625%, due 07/15/21 to
01/15/28, U.S. Treasury Notes, 0.125% to 3.000%, due
03/31/21 to 02/15/28 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/48 to 11/15/49. The
aggregate market value of the collateral, including accrued
interest, was $1,009,800,091.

1,350,000,000	0.110	(d)	12/07/20	1,350,000,000
Maturity Value: $1,350,750,761
Settlement Date: 10/27/20

Collateralized by U.S. Treasury Bills, 0.000%, due 01/07/21 to
11/04/21, U.S. Treasury Bonds, 1.125% to 8.125%, due
02/15/21 to 08/15/49, U.S. Treasury Inflation-Indexed Bonds,
1.000% to 3.375%, due 01/15/27 to 02/15/48, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.875%, due 01/15/23 to
01/15/29, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/26 to 05/15/49, U.S. Treasury Notes,
1.625% to 2.875%, due 01/15/21 to 11/30/24 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 05/15/40 to
08/15/50. The aggregate market value of the collateral,
including accrued interest, was $1,377,000,089.

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
1,980,000,000	0.120	%(d)	12/07/20	1,980,000,000
Maturity Value: $1,980,600,594
Settlement Date: 10/09/20

Collateralized by Federal Farm Credit Bank, 3.980%, due
04/05/38,Federal Home Loan Bank, 3.370%, due
02/12/30,Federal Home Loan Mortgage Corp., 0.375% to
3.500%, due 04/20/23 to 06/01/49, Federal Home Loan
Mortgage Corp. Stripped Securities, 0.000%, due 03/15/28 to
07/15/32, Federal National Mortgage Association, 2.500% to
5.000%, due 06/22/21 to 11/01/50, Federal National Mortgage
Association Stripped Securities, 0.000%, due 05/15/22 to
05/15/30, Government National Mortgage Association,
4.000%, due 09/20/43, U.S. Treasury Bills, 0.000%, due
12/08/20 to 08/12/21, U.S. Treasury Bonds, 1.375% to 8.125%,
due 05/15/21 to 08/15/50, U.S. Treasury Inflation-Indexed
Bonds, 0.750% to 3.625%, due 01/15/28 to 02/15/47, U.S.
Treasury Inflation-Indexed Notes, 0.125% to 0.875%, due
01/15/22 to 01/15/29, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 02/15/27 to 08/15/47, U.S. Treasury
Notes, 0.125% to 3.125%, due 05/15/21 to 11/15/30 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/39 to 11/15/48. The aggregate market value of the
collateral, including accrued interest, was $2,019,600,083.

990,000,000	0.110	(d)	12/07/20	990,000,000
Maturity Value: $990,278,304
Settlement Date: 10/19/20

Collateralized by Federal Farm Credit Bank, 3.980%, due
04/05/38,Federal Home Loan Bank, 3.500% to 4.000%, due
09/01/28 to 02/25/36,Federal Home Loan Mortgage Corp.,
0.375% to 6.500%, due 05/05/23 to 02/01/50, Federal Home
Loan Mortgage Corp. Stripped Securities, 0.000%, due
03/15/28 to 07/15/32, Federal National Mortgage Association,
2.500% to 6.000%, due 01/11/22 to 12/01/50, Federal National
Mortgage Association Stripped Securities, 0.000%, due
05/15/22 to 03/23/28, Government National Mortgage
Association, 2.500% to 6.500%, due 12/15/26 to 07/20/49, U.S.
Treasury Bills, 0.000%, due 03/11/21 to 04/27/21, U.S.
Treasury Bonds, 1.375% to 8.125%, due 05/15/21 to 08/15/50,
U.S. Treasury Inflation-Indexed Bonds, 0.250% to 2.500%, due
01/15/27 to 02/15/50, a U.S. Treasury Inflation-Indexed Note,
0.375%, due 07/15/25, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/25 to 02/15/44, U.S. Treasury
Notes, 0.500% to 2.750%, due 07/31/21 to 05/31/27 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
02/15/36 to 11/15/49. The aggregate market value of the
collateral, including accrued interest, was $1,011,009,126.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$495,000,000	0.110	%(d)	12/07/20	$495,000,000
Maturity Value: $495,137,640
Settlement Date: 10/23/20

Collateralized by Federal Home Loan Bank, 4.125%, due
05/25/35, Federal National Mortgage Association, 2.000% to
6.500%, due 01/11/22 to 12/01/50, Federal National Mortgage
Association Stripped Security, 0.000%, due 03/23/28,
Government National Mortgage Association, 2.000% to
4.500%, due 11/20/47 to 11/20/50, U.S. Treasury Bills,
0.000%, due 03/25/21 to 11/04/21, U.S. Treasury Bonds,
2.750% to 8.125%, due 05/15/21 to 05/15/48, U.S. Treasury
Inflation-Indexed Bonds, 1.000% to 2.125%, due 01/15/26 to
02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.500%, due 01/15/23 to 01/15/28, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 11/15/25 to 08/15/48, U.S.
Treasury Notes, 0.125% to 2.875%, due 07/31/21 to 11/15/30
and U.S. Treasury Principal-Only Stripped Securities, 0.000%,
due 02/15/36 to 11/15/49. The aggregate market value of the
collateral, including accrued interest, was $506,365,660.

350,000,000	0.130		05/18/21	350,000,000
Maturity Value: $350,227,500
Settlement Date: 11/19/20

Collateralized by Federal Home Loan Mortgage Corp., 0.375%,
due 04/20/23, Federal National Mortgage Association, 3.000%
to 3.500%, due 09/01/49 to 05/01/50, U.S. Treasury Bills,
0.000%, due 01/07/21 to 03/25/21 and U.S. Treasury Notes,
0.875% to 2.750%, due 06/30/21 to 11/15/30. The aggregate
market value of the collateral, including accrued interest, was
$358,498,478.

BNP Paribas (Overnight MBS + 0.02%)
550,000,000	0.120	(a)(d)	12/01/20	550,000,000
Maturity Value: $553,211,968
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 3.540%, due
01/25/38, Federal Home Loan Bank, 4.100%, due 10/24/33,
Federal Home Loan Mortgage Corp., 0.000% to 6.500%, due
12/11/25 to 12/01/46, Federal National Mortgage Association,
4.000% to 5.500%, due 06/01/41 to 08/01/58, Government
National Mortgage Association, 2.500% to 6.500%, due
05/15/23 to 06/20/50, U.S. Treasury Bills, 0.000%, due
03/25/21 to 04/15/21, U.S. Treasury Bonds, 3.000% to 6.375%,
due 08/15/27 to 05/15/48, a U.S. Treasury Inflation-Indexed
Bond, 1.000%, due 02/15/48, U.S. Treasury Inflation-Indexed
Notes, 0.375% to 0.875%, due 07/15/23 to 01/15/29, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/28 to 11/15/39, U.S. Treasury Notes, 0.125% to 2.750%,
due 01/15/21 to 05/15/29 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/40 to 08/15/49. The
aggregate market value of the collateral, including accrued
interest, was $561,007,329.

Repurchase Agreements(c) – (continued)
BNP Paribas (Overnight MBS + 0.02%) – (continued)
500,000,000	0.120	%(a)(d)	12/01/20	500,000,000
Maturity Value: $502,931,637
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 2.990% to 3.980%,
due 07/18/34 to 04/05/38, Federal Home Loan Mortgage Corp.,
0.000% to 6.500%, due 03/01/22 to 02/01/43, Federal National
Mortgage Association, 0.500% to 5.500%, due 01/11/22 to
01/01/48, Federal National Mortgage Association Stripped
Securities, 0.000%, due 05/15/22 to 03/23/28, Government
National Mortgage Association, 3.000% to 6.500%, due
05/20/33 to 07/20/49, U.S. Treasury Bonds, 6.250% to 8.125%,
due 05/15/21 to 08/15/27, a U.S. Treasury Inflation-Indexed
Bond, 3.875%, due 04/15/29, U.S. Treasury Inflation-Indexed
Notes, 0.125% to 0.375%, due 01/15/23 to 01/15/27, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/28 to 05/15/47, U.S. Treasury Notes, 1.250% to 2.750%,
due 01/31/21 to 06/30/25 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/36 to 02/15/49. The
aggregate market value of the collateral, including accrued
interest, was $510,903,065.

BofA Securities, Inc.
400,000,000	0.030		12/01/20	400,000,000
Maturity Value: $400,000,333
Collateralized by a U.S. Treasury Note, 0.125%, due 11/30/22. The market value of the collateral, including accrued interest, was $408,000,038.
978,500,000	0.100		12/01/20	978,500,000
Maturity Value: $978,502,718
Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 3.500%, due 03/01/50 to 12/01/50. The aggregate market value of the collateral, including accrued interest, was $1,007,855,001.
900,000,000	0.130		12/07/20	900,000,000
Maturity Value: $900,201,500
Settlement Date: 10/06/20

Collateralized by U.S. Treasury Bonds, 5.500% to 7.625%, due
02/15/25 to 08/15/28, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 02/15/21 to 11/15/30 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/21 to
05/15/30. The aggregate market value of the collateral,
including accrued interest, was $918,000,048.

Canadian Imperial Bank of Commerce
495,000,000	0.110	(d)	12/07/20	495,000,000
Maturity Value: $495,090,751
Settlement Date: 11/06/20

Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45, a
U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, a
U.S. Treasury Inflation-Indexed Note, 0.500%, due 01/15/28
and U.S. Treasury Notes, 0.125% to 3.125%, due 10/31/21 to
11/15/28. The aggregate market value of the collateral,
including accrued interest, was $504,900,022.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Canadian Imperial Bank of Commerce – (continued)
$248,000,000	0.120	%(d)	12/07/20	$248,000,000
Maturity Value: $248,074,399
Settlement Date: 10/14/20

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
3.500%, due 11/01/29 to 10/01/42, Federal National Mortgage
Association, 3.000% to 4.500%, due 01/01/47 to 04/01/50,
Government National Mortgage Association, 4.000% to
4.500%, due 07/15/47 to 08/20/48, a U.S. Treasury Floating
Rate Note, 0.199%, due 04/30/22, a U.S. Treasury Inflation-
Indexed Bond, 2.375%, due 01/15/25 and U.S. Treasury Notes,
0.250% to 2.750%, due 08/31/23 to 05/31/25. The aggregate
market value of the collateral, including accrued interest, was
$255,437,173.

99,000,000	0.110	(d)	12/07/20	99,000,000
Maturity Value: $99,027,225
Settlement Date: 10/21/20

Collateralized by Federal Home Loan Mortgage Corp., 3.500%,
due 10/01/42, Federal National Mortgage Association, 3.000%
to 5.000%, due 04/01/43 to 07/01/50, Government National
Mortgage Association, 4.500%, due 03/20/49 and U.S.
Treasury Notes, 0.250% to 2.875%, due 10/31/21 to 08/15/28.
The aggregate market value of the collateral, including accrued interest, was $101,967,622.

148,000,000	0.110	(d)	12/07/20	148,000,000
Maturity Value: $148,040,701
Settlement Date: 10/21/20

Collateralized by Federal National Mortgage Association, 3.000%
to 5.000%, due 10/01/35 to 07/01/50, Government National
Mortgage Association, 4.000%, due 07/15/47, a U.S. Treasury
Bond, 1.375%, due 08/15/50 and U.S. Treasury Notes, 0.125%
to 1.750%, due 04/30/22 to 09/30/25. The aggregate market
value of the collateral, including accrued interest, was
$152,439,142.

149,000,000	0.110	(d)	12/07/20	149,000,000
Maturity Value: $149,071,024
Settlement Date: 10/28/20

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 11/01/29, Federal National Mortgage Association, 2.500%
to 4.000%, due 10/01/45 to 11/01/50, a U.S. Treasury Bond,
1.375%, due 08/15/50 and U.S. Treasury Notes, 1.750% to
2.500%, due 02/15/22 to 07/31/24. The aggregate market value of the collateral, including accrued interest, was $153,469,364.

995,000,000	0.110	(d)	12/07/20	995,000,000
Maturity Value: $995,474,290
Settlement Date: 10/28/20

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.500%, due 12/01/29 to 01/01/50, Federal National Mortgage
Association, 2.000% to 5.500%, due 01/01/29 to 07/01/50 and
Government National Mortgage Association, 4.000% to
4.500%, due 01/15/41 to 08/20/48. The aggregate market value of the collateral, including accrued interest, was
$1,024,850,000.

Repurchase Agreements(c) – (continued)
Citigroup Global Markets Inc.
$1,718,500,000	0.100%		12/01/20	$1,718,500,000
Maturity Value: $1,718,504,774

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.000%, due 12/01/50, Federal National Mortgage Association,
2.000% to 5.000%, due 11/01/50 to 12/01/50 and Government
National Mortgage Association, 4.000% to 8.500%, due
10/15/24 to 06/15/38. The aggregate market value of the
collateral, including accrued interest, was $1,752,870,927.

Citigroup Global Markets, Inc. (Overnight MBS + 0.01%)
1,000,000,000	0.110	(a)	12/07/20	1,000,000,000
Maturity Value: $1,002,346,701
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 0.140% to 3.120%,
due 12/11/20 to 04/24/34, Federal Home Loan Bank, 0.125% to
5.625%, due 06/10/22 to 07/15/36, Federal Home Loan
Mortgage Corp., 0.000% to 8.500%, due 12/18/20 to 12/01/50,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 07/15/28 to 03/15/31, Federal National Mortgage
Association, 0.375% to 8.500%, due 02/01/21 to 08/01/56,
Government National Mortgage Association, 2.500% to
10.000%, due 12/15/20 to 08/20/50, Tennessee Valley
Authority, 0.000% to 5.980%, due 09/15/24 to 04/01/36, U.S.
Treasury Bills, 0.000%, due 04/29/21 to 11/04/21, U.S.
Treasury Bonds, 1.125% to 8.125%, due 02/15/21 to 02/15/49,
a U.S. Treasury Floating Rate Note, 0.224%, due 04/30/21,
U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.375%, due
01/15/27 to 02/15/49, U.S. Treasury Inflation-Indexed Notes,
0.125% to 1.125%, due 01/15/21 to 07/15/30 and U.S. Treasury
Notes, 0.125% to 3.125%, due 12/31/20 to 08/15/29. The
aggregate market value of the collateral, including accrued
interest, was $1,020,000,081.

Credit Agricole Corporate and Investment Bank
150,000,000	0.030		12/01/20	150,000,000
Maturity Value: $150,000,125

Collateralized by U.S. Treasury Bonds, 1.125% to 3.625%, due
08/15/40 to 11/15/48 and U.S. Treasury Inflation-Indexed
Bonds, 0.250% to 2.000%, due 01/15/26 to 02/15/50. The
aggregate market value of the collateral, including accrued
interest, was $153,000,108.

Daiwa Capital Markets America Inc.
50,612,745	0.100		12/01/20	50,612,745
Maturity Value: $50,612,886
Collateralized by a U.S. Treasury Note, 1.250%, due 07/31/23. The market value of the collateral, including accrued interest, was $51,625,000.
61,044,730	0.100		12/01/20	61,044,730
Maturity Value: $61,044,900
Collateralized by a U.S. Treasury Note, 0.250%, due 06/30/25. The market value of the collateral, including accrued interest, was $62,265,625.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America Inc. – (continued)
$76,194,852	0.100%	12/01/20	$76,194,852
Maturity Value: $76,195,064
Collateralized by a U.S. Treasury Note, 1.625%, due 12/15/22. The market value of the collateral, including accrued interest, was $77,718,749.
84,787,842	0.100	12/01/20	84,787,842
Maturity Value: $84,788,078
Collateralized by a U.S. Treasury Note, 2.875%, due 08/15/28. The market value of the collateral, including accrued interest, was $86,483,599.
103,033,088	0.100	12/01/20	103,033,088
Maturity Value: $103,033,374
Collateralized by a U.S. Treasury Note, 2.375%, due 04/30/26. The market value of the collateral, including accrued interest, was $105,093,750.
103,676,470	0.100	12/01/20	103,676,470
Maturity Value: $103,676,758
Collateralized by a U.S. Treasury Note, 2.500%, due 03/31/23. The market value of the collateral, including accrued interest, was $105,749,999.
121,573,405	0.100	12/01/20	121,573,405
Maturity Value: $121,573,743
Collateralized by a U.S. Treasury Note, 1.750%, due 12/31/24. The market value of the collateral, including accrued interest, was $124,004,873.
127,132,351	0.100	12/01/20	127,132,351
Maturity Value: $127,132,704
Collateralized by a U.S. Treasury Note, 0.500%, due 06/30/27. The market value of the collateral, including accrued interest, was $129,674,998.
131,691,174	0.100	12/01/20	131,691,174
Maturity Value: $131,691,540
Collateralized by a U.S. Treasury Note, 0.500%, due 05/31/27. The market value of the collateral, including accrued interest, was $134,324,997.
134,577,391	0.100	12/01/20	134,577,391
Maturity Value: $134,577,765
Collateralized by a U.S. Treasury Note, 1.750%, due 07/31/24. The market value of the collateral, including accrued interest, was $137,268,939.
163,005,880	0.100	12/01/20	163,005,880
Maturity Value: $163,006,333
Collateralized by a U.S. Treasury Note, 2.875%, due 09/30/23. The market value of the collateral, including accrued interest, was $166,265,998.
165,038,049	0.100	12/01/20	165,038,049
Maturity Value: $165,038,507
Collateralized by a U.S. Treasury Note, 1.125%, due 02/28/25. The market value of the collateral, including accrued interest, was $168,338,810.
179,619,484	0.100	12/01/20	179,619,484
Maturity Value: $179,619,983
Collateralized by a U.S. Treasury Note, 2.875%, due 05/31/25. The market value of the collateral, including accrued interest, was $183,211,874.

Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America Inc. – (continued)
185,241,599	0.100	12/01/20	185,241,599
Maturity Value: $185,242,114
Collateralized by a U.S. Treasury Bond, 1.625%, due 09/30/26. The market value of the collateral, including accrued interest, was $188,946,431.
210,496,837	0.100	12/01/20	210,496,837
Maturity Value: $210,497,422
Collateralized by a U.S. Treasury Note, 2.875%, due 05/15/28. The market value of the collateral, including accrued interest, was $214,706,774.
243,851,205	0.100	12/01/20	243,851,205
Maturity Value: $243,851,882
Collateralized by a U.S. Treasury Note, 2.750%, due 02/15/28. The market value of the collateral, including accrued interest, was $248,728,229.
244,445,745	0.100	12/01/20	244,445,745
Maturity Value: $244,446,424
Collateralized by a U.S. Treasury Note, 0.625%, due 03/31/27. The market value of the collateral, including accrued interest, was $249,334,660.
259,271,274	0.100	12/01/20	259,271,274
Maturity Value: $259,271,994
Collateralized by a U.S. Treasury Floating Rate Note, 0.140%, due 10/31/22. The market value of the collateral, including accrued interest, was $264,456,699.
354,705,879	0.100	12/01/20	354,705,879
Maturity Value: $354,706,864
Collateralized by a U.S. Treasury Note, 2.125%, due 05/15/25. The market value of the collateral, including accrued interest, was $361,799,997.

Fixed Income Clearing Corp.
1,000,000,000	0.080	12/01/20	1,000,000,000
Maturity Value: $1,000,002,222

Collateralized by U.S. Treasury Bonds, 2.250% to 3.375%, due
05/15/48 to 11/15/49 and a U.S. Treasury Inflation-Indexed
Bond, 1.000%, due 02/15/48. The aggregate market value of
the collateral, including accrued interest, was $1,020,000,110.

2,600,000,000	0.090	12/01/20	2,600,000,000
Maturity Value: $2,600,006,500

Collateralized by U.S. Treasury Bonds, 2.500% to 3.000%, due
02/15/46 to 05/15/49, U.S. Treasury Inflation-Indexed Bonds,
1.000% to 2.125%, due 02/15/41 to 02/15/48, U.S. Treasury
Inflation-Indexed Notes, 0.250% to 0.375%, due 07/15/27 to
07/15/29 and U.S. Treasury Notes, 0.250% to 3.125%, due
06/30/25 to 11/15/28. The aggregate market value of the
collateral, including accrued interest, was $2,652,000,087.

1,400,000,000	0.100	12/01/20	1,400,000,000
Maturity Value: $1,400,003,889

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/09/21 and
U.S. Treasury Notes, 0.125% to 2.875%, due 09/15/23 to
05/15/30. The aggregate market value of the collateral,
including accrued interest, was $1,428,000,020.

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
HSBC Bank PLC
$100,000,000	0.100%		12/01/20	$100,000,000
Maturity Value: $100,000,278

Collateralized by Federal Farm Credit Bank, 1.990% to 3.980%,
due 05/16/28 to 07/30/40, Federal Home Loan Bank, 0.375% to
4.050%, due 10/12/21 to 05/07/35, Federal Home Loan
Mortgage Corp. Stripped Securities, 0.000%, due 07/15/22 to
09/15/27, Federal National Mortgage Association Stripped
Securities, 0.000%, due 05/15/21 to 05/15/30, Government
National Mortgage Association, 3.500% to 5.000%, due
04/20/41 to 08/20/50 and a U.S. Treasury Principal-Only
Stripped Security, 0.000%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was
$102,821,346.

100,000,000	0.100		12/01/20	100,000,000
Maturity Value: $100,000,278

Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47
and U.S. Treasury Notes, 1.875% to 2.000%, due 03/31/22 to
02/15/25. The aggregate market value of the collateral,
including accrued interest, was $102,000,004.

HSBC Bank PLC (Overnight MBS + 0.01%)
1,250,000,000	0.110	(a)	12/07/20	1,250,000,000
Maturity Value: $1,250,183,336
Settlement Date: 10/21/20

Collateralized by Federal Farm Credit Bank, 1.850% to 4.350%,
due 02/23/21 to 11/27/43,Federal Home Loan Bank, 2.000% to
4.250%, due 12/10/21 to 10/19/38,Federal Home Loan
Mortgage Corp., 2.700% to 6.000%, due 10/01/25 to 10/01/48,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 01/15/21 to 03/15/31, Federal National Mortgage
Association, 2.875% to 6.625%, due 09/12/23 to 11/15/30,
Federal National Mortgage Association Stripped Securities,
0.000%, due 05/15/24 to 07/15/37, Government National
Mortgage Association, 3.500% to 4.000%, due 10/20/47 to
08/20/50, Tennessee Valley Authority, 0.000% to 4.250%, due
03/15/34 to 09/15/65, U.S. Treasury Bonds, 3.000% to 6.250%,
due 08/15/23 to 05/15/42, a U.S. Treasury Floating Rate Note,
0.239%, due 01/31/22, a U.S. Treasury Inflation-Indexed Bond,
0.750%, due 02/15/42, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 11/15/25 to 02/15/50, U.S. Treasury
Notes, 0.125% to 2.875%, due 02/28/21 to 08/15/28 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
08/15/23 to 02/15/50. The aggregate market value of the
collateral, including accrued interest, was $1,275,113,284.

HSBC Bank PLC (Overnight Treasury + 0.02%)
400,000,000	0.120	(a)	12/07/20	400,000,000
Maturity Value: $400,687,993
Settlement Date: 07/11/19

Collateralized by U.S. Treasury Bonds, 1.000% to 4.375%, due
01/15/28 to 08/15/47 and U.S. Treasury Notes, 0.625% to
3.000%, due 07/15/21 to 02/15/30. The aggregate market value of the collateral, including accrued interest, was $408,000,033.

Repurchase Agreements(c) – (continued)
HSBC Bank PLC (Overnight Treasury + 0.02%) – (continued)
1,025,000,000	0.120	(a)	12/07/20	1,025,000,000
Maturity Value: $1,026,889,398
Settlement Date: 06/04/19

Collateralized by U.S. Treasury Bonds, 0.750% to 4.375%, due
05/15/40 to 02/15/50 and U.S. Treasury Notes, 0.500% to
2.875%, due 06/30/22 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was
$1,045,500,063.

500,000,000	0.120	(a)	12/07/20	500,000,000
Maturity Value: $500,136,665
Settlement Date: 09/17/20

Shared collateral consisting of U.S. Treasury Bonds, 0.250% to
3.875%, due 04/15/29 to 02/15/50 and U.S. Treasury Notes,
0.250% to 3.125%, due 01/31/21 to 11/15/28. The aggregate
market value of the collateral, including accrued interest, was
$1,530,000,132.

500,000,000	0.120	(a)	12/07/20	500,000,000
Maturity Value: $500,128,332
Settlement Date: 09/22/20

Shared collateral consisting of U.S. Treasury Bonds, 0.250% to
3.875%, due 04/15/29 to 02/15/50 and U.S. Treasury Notes,
0.250% to 3.125%, due 01/31/21 to 11/15/28. The aggregate
market value of the collateral, including accrued interest, was
$1,530,000,132.

500,000,000	0.120	(a)	12/07/20	500,000,000
Maturity Value: $500,106,666
Settlement Date: 10/05/20

Shared collateral consisting of U.S. Treasury Bonds, 0.250% to
3.875%, due 04/15/29 to 02/15/50 and U.S. Treasury Notes,
0.250% to 3.125%, due 01/31/21 to 11/15/28. The aggregate
market value of the collateral, including accrued interest, was
$1,530,000,132.

ING Financial Markets LLC
150,000,000	0.130		01/14/21	150,000,000
Maturity Value: $150,035,208
Settlement Date: 11/10/20

Collateralized by Federal Home Loan Mortgage Corp., 3.013% to
7.000%, due 03/17/31 to 07/01/48 and Federal National
Mortgage Association, 2.000% to 5.000%, due 01/01/29 to
05/01/58. The aggregate market value of the collateral,
including accrued interest, was $152,999,999.

300,000,000	0.130		01/14/21	300,000,000
Maturity Value: $300,083,417
Settlement Date: 10/29/20

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
7.000%, due 10/01/29 to 07/01/50 and Federal National
Mortgage Association, 2.000% to 4.500%, due 04/01/32 to
09/01/57. The aggregate market value of the collateral,
including accrued interest, was $306,000,001.

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
J.P. Morgan Securities LLC
$700,000,000	0.100%		12/01/20	$700,000,000
Maturity Value: $700,001,944

Collateralized by Federal Farm Credit Bank, 0.715% to 6.180%,
due 10/25/27 to 08/13/40, Federal Home Loan Bank, 2.900% to
5.500%, due 12/01/26 to 07/15/36, Federal Home Loan
Mortgage Corp., 0.000% to 6.000%, due 02/12/25 to 12/01/50,
Federal National Mortgage Association, 1.500%, due 12/01/35,
Federal National Mortgage Association Stripped Security,
0.000%, due 07/15/32 and Government National Mortgage
Association, 2.000% to 6.000%, due 05/15/29 to 11/20/50. The
aggregate market value of the collateral, including accrued
interest, was $719,761,023.

Joint Account I
1,000,000,000	0.080		12/01/20	1,000,000,000
Maturity Value: $1,000,002,208

Joint Account III
1,605,900,000	0.100		12/01/20	1,605,900,000
Maturity Value: $1,605,904,461

Mizuho Securities USA LLC
100,000,000	0.090		12/01/20	100,000,000
Maturity Value: $100,000,250
Collateralized by U.S. Treasury Notes, 0.125% to 2.875%, due 01/31/21 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $102,000,092.

Morgan Stanley & Co. LLC
200,000,000	0.100		12/01/20	200,000,000
Maturity Value: $200,000,556

Collateralized by Federal Home Loan Bank, 0.000%, due
12/01/20, Federal Home Loan Mortgage Corp., 0.250% to
5.500%, due 03/01/21 to 09/01/50, Federal National Mortgage
Association, 1.500% to 6.000%, due 04/01/22 to 12/01/50,
Government National Mortgage Association, 2.500% to
8.500%, due 03/15/22 to 11/20/50, a U.S. Treasury Bond,
7.500%, due 11/15/24 and a U.S. Treasury Note, 1.875%, due
08/31/24. The aggregate market value of the collateral,
including accrued interest, was $205,701,406.

MUFG Securities Americas Inc.
8,000,000	0.080		12/01/20	8,000,000
Maturity Value: $8,000,018

Collateralized by a U.S. Treasury Interest-Only Stripped Security,
0.000%, due 02/15/38 and U.S. Treasury Notes, 0.125%, due
07/31/22 to 11/30/22. The aggregate market value of the
collateral, including accrued interest, was $8,160,003.

750,000,000	0.100		12/01/20	750,000,000
Maturity Value: $750,002,083

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 01/01/31 to 12/01/50 and Federal National
Mortgage Association, 2.000% to 5.000%, due 06/01/27 to
12/01/50. The aggregate market value of the collateral,
including accrued interest, was $772,500,001.

Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc. – (continued)
250,000,000	0.130		12/18/20	250,000,000
Maturity Value: $250,050,556
Settlement Date: 10/23/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 09/01/26 to 12/01/50 and Federal National
Mortgage Association, 2.000% to 4.500%, due 01/01/34 to
12/01/50. The aggregate market value of the collateral,
including accrued interest, was $257,499,998.

400,000,000	0.120		01/05/21	400,000,000
Maturity Value: $400,081,333
Settlement Date: 11/05/20

Collateralized by U.S. Treasury Bills, 0.000%, due 12/03/20 to
02/23/21, U.S. Treasury Bonds, 1.375% to 4.500%, due
02/15/36 to 11/15/50, U.S. Treasury Floating Rate Notes,
0.224% to 0.305%, due 04/30/21 to 07/31/21, U.S. Treasury
Inflation-Indexed Bonds, 0.750% to 3.375%, due 01/15/25 to
02/15/42, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.875%, due 07/15/22 to 01/15/29, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 02/15/28 to 02/15/44, U.S.
Treasury Notes, 0.125% to 3.625%, due 02/15/21 to 05/15/29
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 05/15/49. The aggregate market value of the collateral,
including accrued interest, was $407,999,998.

250,000,000	0.140		01/14/21	250,000,000
Maturity Value: $250,070,000
Settlement Date: 11/03/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.000%, due 12/01/30 to 11/01/50 and Federal National
Mortgage Association, 1.500% to 4.500%, due 08/01/35 to
12/01/50. The aggregate market value of the collateral,
including accrued interest, was $257,499,999.

500,000,000	0.135		01/27/21	500,000,000
Maturity Value: $500,170,625
Settlement Date: 10/28/20

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to
6.000%, due 01/01/24 to 12/01/50 and Federal National
Mortgage Association, 1.500% to 6.000%, due 03/01/24 to
04/01/51. The aggregate market value of the collateral,
including accrued interest, was $514,999,998.

250,000,000	0.120		03/15/21	250,000,000
Maturity Value: $250,087,500

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
6.000%, due 03/01/23 to 12/01/50 and Federal National
Mortgage Association, 2.000% to 6.000%, due 09/01/21 to
12/01/50. The aggregate market value of the collateral,
including accrued interest, was $257,499,998.

MUFG Securities Americas Inc. (Overnight MBS + 0.08%)
250,000,000	0.180	(a)	01/04/21	250,000,000
Maturity Value: $250,961,250
Settlement Date: 11/28/18

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 1.500% to 4.000%, due 12/01/30 to 12/01/50 and
Federal National Mortgage Association, 2.000% to 5.000%,
due 08/01/30 to 12/01/50. The aggregate market value of the
collateral, including accrued interest, was $515,000,003.

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc. (Overnight MBS + 0.08%) – (continued)
$250,000,000	0.180	% (a)	01/04/21	$250,000,000
Maturity Value: $250,801,250
Settlement Date: 04/05/19

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 1.500% to 4.000%, due 12/01/30 to 12/01/50 and
Federal National Mortgage Association, 2.000% to 5.000%,
due 08/01/30 to 12/01/50. The aggregate market value of the
collateral, including accrued interest, was $515,000,003.

MUFG Securities Americas Inc. (Overnight Treasury + 0.03%)
450,000,000	0.110	(a)	12/07/20	450,000,000
Maturity Value: $450,067,376
Settlement Date: 10/20/20

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 1.375%
to 2.375%, due 01/15/25 to 02/15/44, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 0.750%, due 04/15/22 to 07/15/30
and U.S. Treasury Notes, 0.125% to 2.500%, due 02/28/21 to
11/30/25. The aggregate market value of the collateral,
including accrued interest, was $459,000,029.

MUFG Securities Americas Inc. (SOFR + 0.04%)
250,000,000	0.120	(a)	01/04/21	250,000,000
Maturity Value: $250,041,666
Settlement Date: 11/16/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 06/01/35 to 12/01/50 and Federal National
Mortgage Association, 1.500% to 5.000%, due 12/01/30 to
12/01/50. The aggregate market value of the collateral,
including accrued interest, was $257,499,998.

Nomura Securities International, Inc.
1,500,000,000	0.100		12/01/20	1,500,000,000
Maturity Value: $1,500,004,167

Collateralized by Federal Farm Credit Bank, 3.460% to 3.470%,
due 03/26/37 to 03/09/38, Federal Home Loan Bank, 0.125% to
5.500%, due 10/21/22 to 07/15/36, Federal Home Loan
Mortgage Corp., 0.125% to 2.750%, due 08/12/21 to 11/24/23,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 09/15/29 to 09/15/30, Federal National Mortgage
Association, 0.250% to 6.250%, due 01/19/23 to 05/15/29,
Federal National Mortgage Association Stripped Securities,
0.000%, due 10/08/27 to 07/15/37, Tennessee Valley
Authority, 0.000% to 6.150%, due 03/15/23 to 04/01/56, a U.S.
Treasury Bill, 0.000%, due 02/09/21, U.S. Treasury Floating
Rate Notes, 0.140% to 0.239%, due 01/31/22 to 10/31/22, U.S.
Treasury Inflation-Indexed Bonds, 0.750% to 2.500%, due
01/15/29 to 02/15/46, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 08/15/21 to 05/15/41 and U.S.
Treasury Notes, 2.125% to 2.875%, due 12/31/22 to 02/29/24.
The aggregate market value of the collateral, including accrued interest, was $1,530,000,006.

Repurchase Agreements(c) – (continued)
Norinchukin Bank (The)
650,000,000	0.110		12/16/20	650,000,000
Maturity Value: $650,043,694
Settlement Date: 11/24/20

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due
06/30/24. The aggregate market value of the collateral,
including accrued interest, was $663,000,036.

Northwestern Mutual Life Insurance Company
513,750,000	0.100		12/01/20	513,750,000
Maturity Value: $513,751,427
Collateralized by a U.S. Treasury Bond, 6.375%, due 08/15/27. The market value of the collateral, including accrued interest, was $524,025,000.

Prudential Insurance Company of America (The)
4,858,750	0.100		12/01/20	4,858,750
Maturity Value: $4,858,763
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/39. The market value of the collateral, including accrued interest, was $4,955,925.
6,375,500	0.100		12/01/20	6,375,500
Maturity Value: $6,375,518
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $6,503,010.
7,050,000	0.100		12/01/20	7,050,000
Maturity Value: $7,050,020
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/31. The market value of the collateral, including accrued interest, was $7,191,000.
8,572,500	0.100		12/01/20	8,572,500
Maturity Value: $8,572,524
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $8,743,950.
10,783,500	0.100		12/01/20	10,783,500
Maturity Value: $10,783,530
Collateralized by a U.S. Treasury Bond, 6.625%, due 02/15/27. The market value of the collateral, including accrued interest, was $10,999,170.
11,156,250	0.100		12/01/20	11,156,250
Maturity Value: $11,156,281
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/45. The market value of the collateral, including accrued interest, was $11,379,375.
15,090,000	0.100		12/01/20	15,090,000
Maturity Value: $15,090,042
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $15,391,800.

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
$18,218,750	0.100%		12/01/20	$18,218,750
Maturity Value: $18,218,801
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $18,583,125.
21,031,250	0.100		12/01/20	21,031,250
Maturity Value: $21,031,308
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $21,451,875.
21,406,250	0.100		12/01/20	21,406,250
Maturity Value: $21,406,309
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $21,834,375.
22,823,750	0.100		12/01/20	22,823,750
Maturity Value: $22,823,813
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $23,280,225.
25,155,000	0.100		12/01/20	25,155,000
Maturity Value: $25,155,070
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/43. The market value of the collateral, including accrued interest, was $25,658,100.
25,286,250	0.100		12/01/20	25,286,250
Maturity Value: $25,286,320
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $25,791,975.
26,220,000	0.100		12/01/20	26,220,000
Maturity Value: $26,220,073
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $26,744,400.
27,125,000	0.100		12/01/20	27,125,000
Maturity Value: $27,125,075
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $27,667,500.
31,255,000	0.100		12/01/20	31,255,000
Maturity Value: $31,255,087
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/35. The market value of the collateral, including accrued interest, was $31,880,100.
33,406,250	0.100		12/01/20	33,406,250
Maturity Value: $33,406,343
Collateralized by a U.S. Treasury Bond, 3.125%, due 05/15/48. The market value of the collateral, including accrued interest, was $34,074,375.

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
34,750,000	0.100		12/01/20	34,750,000
Maturity Value: $34,750,097
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $35,445,000.
35,943,750	0.100		12/01/20	35,943,750
Maturity Value: $35,943,850
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $36,662,625.
56,418,750	0.100		12/01/20	56,418,750
Maturity Value: $56,418,907
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $57,547,125.
60,281,250	0.100		12/01/20	60,281,250
Maturity Value: $60,281,417
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $61,486,875.
96,000,000	0.100		12/01/20	96,000,000
Maturity Value: $96,000,267
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/47. The market value of the collateral, including accrued interest, was $97,920,000.
107,437,500	0.100		12/01/20	107,437,500
Maturity Value: $107,437,798
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/41. The market value of the collateral, including accrued interest, was $109,586,250.
127,125,000	0.100		12/01/20	127,125,000
Maturity Value: $127,125,353
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $129,667,500.
141,562,500	0.100		12/01/20	141,562,500
Maturity Value: $141,562,893
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $144,393,750.
153,671,250	0.100		12/01/20	153,671,250
Maturity Value: $153,671,677
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $156,744,675.

Royal Bank of Canada
2,350,000,000	0.110	(d)	12/07/20	2,350,000,000
Maturity Value: $2,350,402,117
Settlement Date: 11/19/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
9.000%, due 01/01/27 to 11/01/50, Federal National Mortgage
Association, 1.500% to 8.500%, due 05/01/23 to 04/01/59 and
a U.S. Treasury Note, 1.625%, due 11/30/26. The aggregate
market value of the collateral, including accrued interest, was
$2,397,000,008.

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Royal Bank of Canada – (continued)
$ 2,480,000,000	0.100	% (d)	12/07/20	$2,480,000,000
Maturity Value: $2,480,192,890
Settlement Date: 11/16/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.000%, due 07/01/30 to 11/01/50, Federal National Mortgage
Association, 1.500% to 5.500%, due 03/01/33 to 08/01/59 and
a U.S. Treasury Note, 1.625%, due 11/30/26. The aggregate
market value of the collateral, including accrued interest, was
$2,529,600,002.

992,000,000	0.100	(d)	12/07/20	992,000,000
Maturity Value: $992,077,156
Settlement Date: 11/17/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
5.000%, due 01/01/41 to 10/01/50, Federal National Mortgage
Association, 2.000% to 5.000%, due 10/01/26 to 06/01/51 and
a U.S. Treasury Note, 1.625%, due 11/30/26. The aggregate
market value of the collateral, including accrued interest, was
$1,011,840,003.

Sumitomo Mitsui Banking Corp.
1,000,000,000	0.100		12/01/20	1,000,000,000
Maturity Value: $1,000,002,778
Collateralized by U.S. Treasury Notes, 0.500% to 1.375%, due 03/15/23 to 01/31/25. The aggregate market value of the collateral, including accrued interest, was $1,020,144,929.

Wells Fargo Securities, LLC
350,000,000	0.020		12/01/20	350,000,000
Maturity Value: $350,000,194
Collateralized by U.S. Treasury Bonds, 1.375% to 4.500%, due 02/15/36 to 05/15/49. The aggregate market value of the collateral, including accrued interest, was $357,000,113.

TOTAL REPURCHASE AGREEMENTS				$54,640,954,000

TOTAL INVESTMENTS – 102.9%				$172,886,704,181

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%				(4,806,441,021)

NET ASSETS – 100.0%				$168,080,263,160

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2020. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 18.0%
Agricultural Bank of China Ltd.
$15,000,000	0.326%		12/14/20	$14,998,950
2,250,000	0.397		02/23/21	2,248,210
Albion Capital LLC
20,000,000	0.132		12/04/20	19,999,740
9,572,000	0.234		02/16/21	9,567,935
19,100,000	0.254		02/22/21	19,091,176
Antalis S.A.
11,000,000	0.224		02/09/21	10,996,095
11,965,000	0.234		02/16/21	11,960,334
Bank of China Ltd.-Hong Kong Branch
17,792,000	0.275		12/03/20	17,791,792
Barton Capital S.A.
11,000,000	0.214		01/26/21	10,996,726
9,456,000	0.214		02/08/21	9,452,451
Chariot Funding LLC
46,000,000	0.173		12/18/20	45,996,550
CNPC Finance (HK) Ltd.
25,000,000	0.437		12/01/20	24,999,908
Collateralized Commercial Paper Flex Co., LLC
15,000,000	0.234		02/16/21	14,994,865
Collateralized Commercial Paper V Co., LLC
18,000,000	0.203		02/08/21	17,994,750
Columbia Funding Company, LLC
15,000,000	0.203		01/13/21	14,996,718
Fairway Finance Company, LLC
20,000,000	0.214	(a)	02/23/21	19,989,375
First Abu Dhabi Bank P.J.S.C.
13,902,000	0.234		02/09/21	13,897,421
Industrial & Commercial Bank of China Ltd.-New York Branch
10,000,000	0.356		02/09/21	9,994,991
Ionic Capital II Trust
18,413,000	0.244		02/19/21	18,401,648
39,540,000	0.315		02/26/21	39,513,034
J.P. Morgan Securities LLC
50,000,000	0.173		12/01/20	49,999,861
20,000,000	0.173		12/09/20	19,999,500
Macquarie Bank Ltd.
40,000,000	0.209		02/08/21	39,982,889
Manhattan Asset Funding Company LLC
11,410,000	0.203		01/14/21	11,407,433
48,000,000	0.214		02/12/21	47,979,872
Metropolitan Life Global Funding I
1,831,000	2.400	(b)	01/08/21	1,834,893
Mizuho Bank, Ltd.-Singapore Branch
20,000,000	0.234		02/09/21	19,992,229
Nationwide Building Society
35,000,000	0.183		12/22/20	34,996,428
Ridgefield Funding Company, LLC
17,000,000	0.203		01/05/21	16,997,042
Sheffield Receivables Company LLC
23,000,000	0.210		02/10/21	22,990,708
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
25,000,000	0.244		02/10/21	24,991,200
Toronto-Dominion Bank (The)
25,000,000	0.214		02/16/21	24,989,492
15,000,000	0.224		02/19/21	14,993,317

Commercial Paper and Corporate Obligations – (continued)
Victory Receivables Corp.
22,202,000	0.214		02/12/21	22,192,918
25,000,000	0.233		03/01/21	24,986,160

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $726,195,919)				$726,216,611

Certificates of Deposit-Eurodollar – 1.1%
Mizuho Bank, Ltd.-London Branch
$20,000,000	0.240%		12/04/20	$19,999,555
Sumitomo Mitsui Trust Bank, Ltd.
24,000,000	0.255		02/12/21	23,988,856

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
(Cost $43,987,198)				$43,988,411

Certificates of Deposit-Yankeedollar – 2.9%
Landesbank Hessen-Thueringen Girozentrale
$19,582,000	0.150%		12/17/20	$19,582,194
National Bank of Kuwait S.A.K.P
20,000,000	0.330		02/10/21	20,002,237
Norinchukin Bank (The)
33,000,000	0.200		12/03/20	33,000,278
15,000,000	0.220		02/10/21	15,000,659
5,000,000	0.240		02/22/21	5,000,163
Sumitomo Mitsui Banking Corp.
26,730,000	0.260		02/04/21	26,734,598

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $119,314,119)				$119,320,129

Time Deposit – 8.2%
Australia and New Zealand Banking Group Ltd.
$100,000,000	0.090%		12/01/20	$100,000,138
Canadian Imperial Bank of Commerce
50,000,000	0.080		12/01/20	50,000,056
Credit Industriel et Commercial
100,000,000	0.100		12/01/20	100,000,166
DNB Bank ASA
34,000,000	0.080		12/01/20	34,000,000
Royal Bank of Canada
50,000,000	0.090		12/01/20	50,000,069

TOTAL TIME DEPOSIT
(Cost $334,000,000)				$334,000,429

U.S. Government Agency Obligations – 0.5%
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
$10,500,000	0.130	%(c)	12/07/20	$10,500,000
10,000,000	0.140	(c)	12/07/20	10,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,500,000)				$20,500,000

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 32.1%
United States Treasury Bills
$65,500,000	0.092%	12/24/20	$65,496,652
14,900,000	0.094	12/24/20	14,899,238
2,560,000	0.112	12/29/20	2,559,826
400,000	0.112	02/02/21	399,951
8,900,000	0.117	02/02/21	8,898,910
122,500,000	0.097	02/16/21	122,484,279
47,000,000	0.102	02/23/21	46,992,323
25,300,000	0.096	03/02/21	25,294,564
18,300,000	0.101	03/02/21	18,295,374
15,300,000	0.102	03/02/21	15,296,713
33,800,000	0.103	03/02/21	33,792,738
5,700,000	0.104	03/02/21	5,698,775
40,000,000	0.106	03/04/21	39,991,248
8,400,000	0.117	03/04/21	8,398,162
55,000,000	0.107	03/09/21	54,988,771
40,500,000	0.101	03/11/21	40,490,156
29,500,000	0.127	03/11/21	29,492,830
7,300,000	0.114	03/23/21	7,297,956
7,300,000	0.115	03/23/21	7,297,956
2,200,000	0.119	03/23/21	2,199,384
42,300,000	0.122	03/23/21	42,288,156
60,400,000	0.107	03/25/21	60,382,068
36,000,000	0.117	03/30/21	35,988,695
45,000,000	0.107	04/01/21	44,985,253
14,900,000	0.108	04/01/21	14,895,117
85,000,000	0.107	04/06/21	84,973,225
1,200,000	0.107	04/08/21	1,199,616
1,400,000	0.109	04/08/21	1,399,552
59,000,000	0.112	04/08/21	58,981,120
90,000,000	0.107	04/13/21	89,970,740
25,000,000	0.101	04/20/21	24,991,250
30,000,000	0.117	04/22/21	29,989,202
13,887,000	0.112	04/29/21	13,881,827
140,000,000	0.112	05/06/21	139,946,853
83,200,000	0.112	05/13/21	83,166,473
27,500,000	0.091 (a)	06/03/21	27,487,488

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,304,711,840)			$1,304,792,441

Variable Rate Municipal Debt Obligations(d) – 13.5%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$18,600,000	0.180%	12/07/20	$18,600,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
45,800,000	0.130	12/07/20	45,800,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
30,400,000	0.140	12/07/20	30,400,000
Commonwealth of Massachusetts GO VRDN for Central Artery/ Ted Williams Tunnel Infrastructure Loan Act Series 2000 A RMKT (Citibank N.A., SPA)
15,000,000	0.100	12/07/20	15,000,000

Variable Rate Municipal Debt Obligations(d) – (continued)
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)
24,570,000	0.090	12/07/20	24,570,000
Connecticut Housing Finance Authority VRDN RB Mortgage Finance Program Series 2018 A, Subseries A-3 (Bank of America N.A. SPA)
9,000,000	0.100	12/07/20	9,000,000
Health & Educational Facilities Authority of The State of Missouri VRDN RB for SSM Health Care Series 2014 F
15,000,000	0.100	12/07/20	15,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 F
4,300,000	0.110	12/07/20	4,300,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B
10,000,000	0.110	12/07/20	10,000,000
Mass General Brigham Inc.
150,000	0.100	12/07/20	150,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A., SPA)
2,395,000	0.020	12/01/20	2,395,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
20,000,000	0.150	12/07/20	20,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT – Chevron Corp.)
11,595,000	0.100	12/07/20	11,595,000
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B
9,100,000	0.070	12/07/20	9,100,000
New Mexico Hospital Equipment Loan Council VRDN RB Refunding for Presbyterian Healthcare Services Series 2019 C (JPMorgan Chase Bank N.A., SPA)
35,000,000	0.100	12/07/20	35,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)
27,045,000	0.150	12/07/20	27,045,000
Orlando, FL Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)
18,550,000	0.120	12/07/20	18,550,000
Providence Health & Services Obligated Group VRDN RB Series 12-E (U.S. Bank N.A., SPA)
59,200,000	0.210	12/07/20	59,200,000
Providence St. Joseph Health Obligated Group VRDN Series 16-G (Bank of Tokyo-Mitsubishi UFJ, LOC)
35,950,000	0.150	12/07/20	35,950,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
35,025,000	0.110	12/07/20	35,025,000
State of Texas GO VRDN Refunding for Veterans Bonds Series 2011 C (FHLB, SPA)
22,735,000	0.110	12/07/20	22,735,000

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Municipal Debt Obligations(d) – (continued)
State of Texas GO VRDN Veterans Bonds Series 2019 (JPMorgan Chase Bank N.A., SPA)
$52,000,000	0.100%		12/07/20	$52,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C
15,000,000	0.110		12/07/20	15,000,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)
7,000,000	0.020		12/01/20	7,000,000
Valdez Alaska Marine Terminal
135,000	0.040		12/01/20	135,000
Washington Health Care Facilities Authority Revenue Bonds Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
17,740,000	0.100		12/07/20	17,740,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 D (U.S. Bank N.A., SPA)
8,550,000	0.100		12/07/20	8,550,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $549,839,989)				$549,840,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $3,098,549,065)				$3,098,658,021

Repurchase Agreements(e) – 25.8%
Bank of Montreal
$8,500,000	0.110	%(f)	12/07/20	$8,500,000
Maturity Value: $8,502,389
Settlement Date: 11/18/20
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/31. The market value of the collateral, including accrued interest, was $8,670,000.
4,000,000	0.120	(f)	12/07/20	4,000,000
Maturity Value: $4,002,400
Settlement Date: 11/12/20
Collateralized by Federal National Mortgage Association, 2.500% to 4.000%, due 08/01/27 to 11/01/49. The aggregate market value of the collateral, including accrued interest, was $4,120,000.
12,000,000	0.120	(f)	12/07/20	12,000,000
Maturity Value: $12,002,360
Settlement Date: 11/09/20
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/35. The market value of the collateral, including accrued interest, was $12,240,000.
13,000,000	0.130	(f)	12/07/20	13,000,000
Maturity Value: $13,008,544
Settlement Date: 11/02/20
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/34 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $13,260,000.

Repurchase Agreements(e) – (continued)
BMO Capital Markets Corp.
8,000,000	0.120	%(f)	12/07/20	8,000,000
Maturity Value: $8,004,800
Settlement Date: 11/12/20

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/14/21, a
U.S. Treasury Inflation-Indexed Note, 0.750%, due 07/15/28
and a U.S. Treasury Note, 0.125%, due 06/30/22. The
aggregate market value of the collateral, including accrued
interest, was $8,160,557.

BNP Paribas
38,000,000	0.100	(f)(g)	12/07/20	38,000,000
Maturity Value: $38,005,172
Settlement Date: 12/01/20

BofA Securities, Inc.
120,000,000	0.180		12/01/20	120,000,300
Maturity Value: $120,000,600
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $129,600,203.

Canadian Imperial Bank of Commerce
14,500,000	0.110	(f)	12/07/20	14,500,000
Maturity Value: $14,502,658
Settlement Date: 11/06/20
Collateralized by U.S. Treasury Notes, 1.250% to 2.250%, due 01/15/23 to 08/15/25. The aggregate market value of the collateral, including accrued interest, was $14,790,027.

ING Financial Markets LLC
40,000,000	0.230		12/01/20	40,000,155
Maturity Value: $40,000,256
Collateralized by various sovereign debt security issuers, 8.750% to 8.875%, due 04/15/24 to 02/04/25. The aggregate market value of the collateral, including accrued interest, was $44,000,341.

Joint Account III
300,000,000	0.100		12/01/20	300,000,081
Maturity Value: $300,000,833

Mizuho Securities USA LLC
30,000,000	0.380		12/01/20	30,000,242
Maturity Value: $30,000,317
Collateralized by a U.S. Treasury Note, 0.875%, due 11/15/30. The market value of the collateral, including accrued interest, was $30,600,050.

MUFG Securities Americas Inc.
135,000,000	0.250		12/01/20	135,000,599
Maturity Value: $135,000,938

Collateralized by various corporate security issuers, 0.000% to
3.250%, due 08/15/23 to 09/01/27 and various equity securities.
The aggregate market value of the collateral, including accrued interest, was $145,800,017.

Royal Bank of Canada
110,000,000	0.180		12/01/20	110,000,275
Maturity Value: $110,000,550
Collateralized by various corporate security issuers, 0.464% to 10.200%, due 01/19/21 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $115,547,631.

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
$60,000,000	0.110	%(f)	12/07/20	$60,000,000
Maturity Value: $60,010,267
Settlement Date: 11/19/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
6.423%, due 08/01/28 to 07/01/50 and Federal National
Mortgage Association, 2.000% to 3.500%, due 05/01/50 to
08/01/50. The aggregate market value of the collateral,
including accrued interest, was $61,200,000.

Scotia Capital (USA) Inc.
45,000,000	0.180		12/01/20	45,000,112
Maturity Value: $45,000,225
Collateralized by various corporate security issuers, 0.531% to 9.250%, due 02/23/21 to 02/01/61. The aggregate market value of the collateral, including accrued interest, was $47,250,426.
45,000,000	0.330		12/01/20	45,000,300
Maturity Value: $45,000,413

Collateralized by various corporate security issuers, 0.333% to
12.250%, due 03/29/21 to perpetual maturity and various
sovereign debt security issuer, 9.500%, due 09/15/27. The
aggregate market value of the collateral, including accrued
interest, was $48,624,296.

Wells Fargo Securities, LLC
65,000,000	0.230		12/04/20	65,000,000
Maturity Value: $65,002,907
Settlement Date: 11/27/20
Collateralized by various corporate security issuers, 0.000% to 7.400%, due 12/01/20 to 09/15/60. The aggregate market value of the collateral, including accrued interest, was $68,058,824.

TOTAL REPURCHASE AGREEMENTS
(Cost $1,048,000,000)				$1,048,002,064

TOTAL INVESTMENTS – 102.1%
(Cost $4,146,549,065)				$4,146,660,085

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%				(86,272,092)

NET ASSETS – 100.0%				$4,060,387,993

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

(d)	Rate shown is that which is in effect on November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on November 30, 2020. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	The instrument is subject to a demand feature.

(g)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLB	—Insured by Federal Home Loan Bank
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IHC	—Intermountain Health Care
LOC	—Letter of Credit
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 18.5%
Agricultural Bank of China Ltd.
$9,000,000	0.326%		12/14/20	$8,999,370
1,750,000	0.397		02/23/21	1,748,608
Albion Capital LLC
20,000,000	0.132		12/04/20	19,999,740
6,279,000	0.234		02/16/21	6,276,333
10,000,000	0.254		02/22/21	9,995,380
Antalis S.A.
6,000,000	0.224		02/09/21	5,997,870
7,849,000	0.234		02/16/21	7,845,939
Bank of China Ltd.-Hong Kong Branch
12,488,000	0.275		12/03/20	12,487,854
Barton Capital S.A.
6,000,000	0.214		01/26/21	5,998,214
7,129,000	0.214		02/08/21	7,126,325
Chariot Funding LLC
30,000,000	0.173		12/18/20	29,997,750
CNPC Finance (HK) Ltd.
20,000,000	0.437		12/01/20	19,999,926
Collateralized Commercial Paper Flex Co., LLC
10,000,000	0.234		02/16/21	9,996,577
Collateralized Commercial Paper V Co., LLC
10,000,000	0.203		02/08/21	9,997,083
Columbia Funding Company, LLC
10,000,000	0.203		01/13/21	9,997,812
Fairway Finance Company, LLC
14,000,000	0.214	(a)	02/23/21	13,992,562
First Abu Dhabi Bank P.J.S.C.
9,259,000	0.234		02/09/21	9,255,951
15,000,000	0.244		02/18/21	14,994,233
Industrial & Commercial Bank of China Ltd.-New York Branch
20,000,000	0.356		02/09/21	19,989,981
Ionic Capital II Trust
11,964,000	0.244		02/19/21	11,956,624
32,612,000	0.315		02/26/21	32,589,759
J.P. Morgan Securities LLC
35,000,000	0.173		12/01/20	34,999,903
15,000,000	0.173		12/09/20	14,999,625
Macquarie Bank Ltd.
30,000,000	0.209		02/08/21	29,987,167
Manhattan Asset Funding Company LLC
7,147,000	0.203		01/14/21	7,145,392
32,000,000	0.214		02/12/21	31,986,581
Metropolitan Life Global Funding I
1,366,000	2.400	(b)	01/08/21	1,368,904
Mizuho Bank, Ltd.-Singapore Branch
16,000,000	0.234		02/09/21	15,993,784
National Bank of Canada
10,000,000	0.214		02/16/21	9,996,273
Nationwide Building Society
25,000,000	0.183		12/22/20	24,997,448
Ridgefield Funding Company, LLC
11,000,000	0.203		01/05/21	10,998,086
Sheffield Receivables Company LLC
16,000,000	0.210		02/10/21	15,993,536
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
10,000,000	0.244		02/10/21	9,996,480

Commercial Paper and Corporate Obligations – (continued)
Toronto-Dominion Bank (The)
25,000,000	0.214		02/16/21	24,989,492
10,000,000	0.224		02/19/21	9,995,545
Victory Receivables Corp.
13,479,000	0.214		02/12/21	13,473,486
23,500,000	0.233		03/01/21	23,486,991

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $549,634,160)				$549,652,584

Certificates of Deposit-Yankeedollar – 3.3%
Bank of Montreal
$23,000,000	0.210%		02/18/21	$23,000,664
Landesbank Hessen-Thueringen Girozentrale
12,739,000	0.150		12/17/20	12,739,126
National Bank of Kuwait S.A.K.P
15,000,000	0.295		12/11/20	15,000,641
5,000,000	0.330		02/10/21	5,000,559
Norinchukin Bank (The)
8,000,000	0.220		02/10/21	8,000,352
15,000,000	0.240		02/22/21	15,000,489
Sumitomo Mitsui Banking Corp.
17,823,000	0.260		02/04/21	17,826,066

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $96,563,351)				$96,567,897

Time Deposit – 7.4%
Australia and New Zealand Banking Group Ltd.
$100,000,000	0.090%		12/01/20	$100,000,138
Canadian Imperial Bank of Commerce
50,000,000	0.080		12/01/20	50,000,056
DNB Bank ASA
21,000,000	0.080		12/01/20	21,000,000
Royal Bank of Canada
50,000,000	0.090		12/01/20	50,000,069

TOTAL TIME DEPOSIT
(Cost $221,000,000)				$221,000,263

U.S. Government Agency Obligations – 0.6%
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
$9,500,000	0.130	%(c)	12/07/20	$9,500,000
7,587,788	0.140	(c)	12/07/20	7,587,788

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,087,788)				$17,087,788

U.S. Treasury Obligations – 34.9%
United States Treasury Bills
$70,760,000	0.092%		12/24/20	$70,756,383

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$14,500,000	0.094%	12/24/20	$14,499,259
4,700,000	0.097	12/24/20	4,699,760
700,000	0.102	12/24/20	699,964
4,800,000	0.107	12/24/20	4,799,755
5,900,000	0.108	12/24/20	5,899,698
33,000,000	0.112	12/24/20	32,998,313
2,500,000	0.117	12/24/20	2,499,872
81,500,000	0.178	12/24/20	81,495,835
2,070,000	0.112	12/29/20	2,069,859
400,000	0.112	02/02/21	399,951
7,100,000	0.117	02/02/21	7,099,130
83,500,000	0.097	02/16/21	83,489,284
21,600,000	0.102	02/23/21	21,596,472
16,200,000	0.096	03/02/21	16,196,519
14,100,000	0.101	03/02/21	14,096,970
12,600,000	0.102	03/02/21	12,597,293
26,200,000	0.103	03/02/21	26,194,371
4,600,000	0.104	03/02/21	4,599,012
6,300,000	0.117	03/04/21	6,298,622
45,000,000	0.107	03/09/21	44,990,812
27,500,000	0.101	03/11/21	27,493,316
22,100,000	0.127	03/11/21	22,094,628
5,800,000	0.114	03/23/21	5,798,376
5,800,000	0.115	03/23/21	5,798,376
1,700,000	0.119	03/23/21	1,699,524
33,500,000	0.122	03/23/21	33,490,620
47,600,000	0.107	03/25/21	47,585,869
27,700,000	0.117	03/30/21	27,691,301
35,500,000	0.107	04/01/21	35,488,366
11,800,000	0.108	04/01/21	11,796,133
58,000,000	0.107	04/06/21	57,981,730
1,000,000	0.107	04/08/21	999,680
1,100,000	0.109	04/08/21	1,099,648
48,200,000	0.112	04/08/21	48,184,576
36,500,000	0.107	04/13/21	36,488,134
16,000,000	0.101	04/20/21	15,994,400
22,500,000	0.117	04/22/21	22,491,902
11,283,400	0.112	04/29/21	11,279,197
30,139,000	0.091 (a)	05/04/21	30,127,397
60,000,000	0.112	05/06/21	59,976,925
55,200,000	0.112	05/13/21	55,177,756
20,000,000	0.091 (a)	06/03/21	19,990,900

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,036,648,695)			$1,036,705,888

Variable Rate Municipal Debt Obligations(d) – 13.1%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	0.180%	12/07/20	$8,000,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
25,000,000	0.130	12/07/20	25,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
24,800,000	0.140	12/07/20	24,800,000

Variable Rate Municipal Debt Obligations(d) – (continued)
Connecticut Housing Finance Authority VRDN RB Mortgage Finance Program Series 2018 A, Subseries A-3 (Bank of America N.A. SPA)
7,000,000	0.100	12/07/20	7,000,000
Health & Educational Facilities Authority of The State of Missouri VRDN RB for SSM Health Care Series 2014 F
3,400,000	0.100	12/07/20	3,400,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A., SPA)
4,000,000	0.020	12/01/20	4,000,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
20,000,000	0.150	12/07/20	20,000,000
New Mexico Hospital Equipment Loan Council VRDN RB Refunding for Presbyterian Healthcare Services Series 2019 C (JPMorgan Chase Bank N.A., SPA)
27,000,000	0.100	12/07/20	27,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)
$20,000,000	0.150%	12/07/20	$20,000,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994
8,000,000	0.040	12/01/20	8,000,000
Providence Health & Services Obligated Group VRDN RB Series 12-E (U.S. Bank N.A., SPA)
48,795,000	0.210	12/07/20	48,795,000
Providence St. Joseph Health Obligated Group VRDN Series 16-G (Bank of Tokyo-Mitsubishi UFJ, LOC)
20,000,000	0.150	12/07/20	20,000,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
30,000,000	0.110	12/07/20	30,000,000
State of Texas GO VRDN Refunding for Veterans Bonds Series 2011 C (FHLB, SPA)
18,495,000	0.110	12/07/20	18,495,000
State of Texas GO VRDN Veterans Bonds Series 2019 (JPMorgan Chase Bank N.A., SPA)
41,025,000	0.100	12/07/20	41,025,000
State of Texas Veterans Bonds, Series 2012 B
46,425,000	0.140	12/07/20	46,425,000
State of Texas Veterans Housing Assistance Program Fund II Series 2003 A
11,500,000	0.180	12/07/20	11,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C
4,000,000	0.110	12/07/20	4,000,000
University of Colorado Hospital Authority VRDN RB Series 2019 A
10,000,000	0.090	12/07/20	10,000,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)
5,000,000	0.020	12/01/20	5,000,000

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Municipal Debt Obligations(d) – (continued)
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 D (U.S. Bank N.A., SPA)
$8,000,000	0.100%		12/07/20	$8,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $390,440,000)				$390,440,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $2,311,373,994)				$2,311,454,420

Repurchase Agreements(e) – 25.5%
Bank of Montreal
$8,000,000	0.120	%(f)	12/07/20	$8,000,000
Maturity Value: $8,001,573
Settlement Date: 11/09/20
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/31 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $8,160,000.
6,000,000	0.110	(f)	12/07/20	6,000,000
Maturity Value: $6,001,687
Settlement Date: 11/18/20
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $6,120,000.
9,000,000	0.130	(f)	12/07/20	9,000,000
Maturity Value: $9,005,915
Settlement Date: 11/02/20
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/31. The market value of the collateral, including accrued interest, was $9,180,000.
2,500,000	0.120	(f)	12/07/20	2,500,000
Maturity Value: $2,501,500
Settlement Date: 11/12/20
Collateralized by Federal National Mortgage Association, 2.500% to 5.500%, due 09/01/25 to 10/01/48. The aggregate market value of the collateral, including accrued interest, was $2,575,000.

BMO Capital Markets Corp.
5,000,000	0.120	(f)	12/07/20	5,000,000
Maturity Value: $5,003,000
Settlement Date: 11/12/20

Collateralized by U.S. Treasury Bills, 0.000%, due 03/25/21 to
09/09/21 and a U.S. Treasury Note, 0.250%, due 08/31/25. The
aggregate market value of the collateral, including accrued
interest, was $5,101,127.

BNP Paribas
30,000,000	0.100	(g)	12/07/20	30,000,000
Maturity Value: $30,004,083
Settlement Date: 12/01/20

BofA Securities, Inc.
80,000,000	0.180		12/01/20	80,000,200
Maturity Value: $80,000,400
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $86,400,181.

Repurchase Agreements(e) – (continued)
Canadian Imperial Bank of Commerce
10,000,000	0.110	(f)	12/07/20	10,000,000
Maturity Value: $10,001,833
Settlement Date: 11/06/20

Collateralized by a U.S. Treasury Bond, 2.250%, due 08/15/46
and U.S. Treasury Notes, 1.250% to 2.250%, due 10/31/21 to
08/31/24. The aggregate market value of the collateral,
including accrued interest, was $10,200,097.

ING Financial Markets LLC
30,000,000	0.230		12/01/20	30,000,116
Maturity Value: $30,000,192
Collateralized by various sovereign debt security issuer, 8.750%, due 02/04/25. The market value of the collateral, including accrued interest, was $33,000,176.

Joint Account III
300,000,000	0.100		12/01/20	300,000,081
Maturity Value: $300,000,833

Mizuho Securities USA LLC
20,000,000	0.380		12/01/20	20,000,161
Maturity Value: $20,000,211
Collateralized by a U.S. Treasury Note, 0.875%, due 11/15/30. The market value of the collateral, including accrued interest, was $20,400,100.

MUFG Securities Americas Inc.
90,000,000	0.250		12/01/20	90,000,400
Maturity Value: $90,000,625
Collateralized by an Exchange-Traded Fund and various equity securities. The aggregate market value of the collateral, including accrued interest, was $97,200,007.

Royal Bank of Canada
45,000,000	0.110	(f)	12/07/20	45,000,000
Maturity Value: $45,007,700
Settlement Date: 11/19/20

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.500%, due 07/01/42 to 10/01/48 and Federal National
Mortgage Association, 3.500%, due 05/01/50. The aggregate
market value of the collateral, including accrued interest, was
$45,899,999.

Scotia Capital (USA) Inc.
33,000,000	0.180		12/01/20	33,000,083
Maturity Value: $33,000,165
Collateralized by various corporate security issuers, 0.483% to 4.000%, due 02/02/21 to 10/24/31. The aggregate market value of the collateral, including accrued interest, was $34,650,208.
40,000,000	0.330		12/01/20	40,000,266
Maturity Value: $40,000,367

Collateralized by various corporate security issuers, 0.333% to
12.250%, due 01/15/21 to perpetual maturity and various
sovereign debt security issuer, 9.500%, due 09/15/27. The
aggregate market value of the collateral, including accrued
interest, was $43,335,381.

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreements(e) – (continued)
Wells Fargo Securities, LLC
$50,000,000	0.230%	12/04/20	$50,000,000
Maturity Value: $50,002,236
Settlement Date: 11/27/20
Collateralized by various corporate security issuers, 0.000% to 8.000%, due 12/24/20 to 09/30/59. The aggregate market value of the collateral, including accrued interest, was $52,426,469.

TOTAL REPURCHASE AGREEMENTS
(Cost $758,500,000)			$758,501,307

TOTAL INVESTMENTS – 103.3%
(Cost $3,069,873,994)			$3,069,955,727

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%			(96,669,031)

NET ASSETS – 100.0%			$2,973,286,696

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

(d)	Rate shown is that which is in effect on November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on November 30, 2020. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	The instrument is subject to a demand feature.

(g)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLB	—Insured by Federal Home Loan Bank
GO	—General Obligation
LOC	—Letter of Credit
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 105.2%
United States Treasury Bills
$132,400,000	0.025%		12/01/20	$132,400,000
235,000,000	0.051		12/01/20	235,000,000
1,306,100,000	0.086		12/01/20	1,306,100,000
235,000,000	0.112		12/01/20	235,000,000
19,900,000	0.128		12/01/20	19,900,000
40,000,000	0.031		12/03/20	39,999,933
244,800,000	0.041		12/03/20	244,799,456
561,400,000	0.046		12/03/20	561,398,596
3,800,000,000	0.092		12/03/20	3,799,981,000
190,300,000	0.102		12/03/20	190,298,943
126,000,000	0.112		12/03/20	125,999,230
200,000,000	0.107		12/08/20	199,995,917
28,400,000	0.142		12/08/20	28,399,227
650,000,000	0.158		12/08/20	649,980,410
133,000,000	0.071		12/10/20	132,997,672
472,200,000	0.112		12/10/20	472,187,015
19,900,000	0.114		12/10/20	19,899,440
32,800,000	0.117		12/10/20	32,799,057
3,917,000,000	0.097		12/15/20	3,916,855,286
131,300,000	0.086		12/17/20	131,295,040
1,369,800,000	0.112		12/17/20	1,369,733,032
1,319,000,000	0.188		12/17/20	1,318,891,549
2,500,000,000	0.071		12/22/20	2,499,897,925
1,000,000,000	0.092		12/22/20	999,947,500
9,700,000	0.107		12/22/20	9,699,406
225,000,000	0.117		12/22/20	224,984,906
218,700,000	0.092		12/24/20	218,687,425
264,000,000	0.112		12/24/20	263,981,447
595,700,000	0.178		12/24/20	595,633,398
5,000,000,000	0.086		12/29/20	4,999,669,450
28,200,000	0.112		12/29/20	28,197,587
43,200,000	0.124		12/29/20	43,195,901
250,000,000	0.097		12/31/20	249,980,208
459,100,000	0.117		12/31/20	459,056,003
36,600,000	0.163		12/31/20	36,595,120
1,100,000,000	0.168		12/31/20	1,099,848,749
315,000,000	0.112		01/05/21	314,966,312
700,000,000	0.076		01/07/21	699,946,042
23,000,000	0.102		01/07/21	22,997,636
13,500,000	0.112		01/07/21	13,498,474
1,200,000,000	0.122		01/07/21	1,199,852,000
51,100,000	0.112		01/12/21	51,093,442
86,300,000	0.102		01/14/21	86,289,452
11,700,000	0.117		01/14/21	11,698,355
1,023,200,000	0.148		01/14/21	1,023,018,665
629,900,000	0.122		01/19/21	629,797,117
32,400,000	0.102		01/21/21	32,395,410
4,700,000	0.112		01/21/21	4,699,268
453,700,000	0.132		01/21/21	453,616,444
2,000,000,000	0.081	(a)	01/26/21	1,999,751,120
175,000,000	0.117		01/26/21	174,968,695
1,938,600,000	0.132		01/28/21	1,938,193,972
100,400,000	0.112		02/02/21	100,380,673
871,300,000	0.107		02/04/21	871,134,817
1,350,000,000	0.112		02/11/21	1,349,703,001
933,910,000	0.122		02/11/21	933,685,860

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
1,080,000,000	0.097		02/16/21	1,079,780,550
561,600,000	0.122		02/18/21	561,452,112
355,000,000	0.102		02/23/21	354,917,167
125,000,000	0.122		02/25/21	124,964,167
61,500,000	0.573		02/25/21	61,417,727
426,600,000	1.308		02/25/21	425,305,743
400,000,000	0.096		03/02/21	399,903,946
169,478,200	0.086	(a)	03/04/21	169,441,786
700,000,000	0.106		03/04/21	699,810,125
750,000,000	0.117		03/04/21	749,777,187
750,000,000	0.107		03/09/21	749,785,625
650,000,000	0.101		03/11/21	649,819,444
750,000,000	0.127		03/11/21	749,739,585
164,815,000	0.086	(a)	03/16/21	164,774,140
1,500,000,000	0.112		03/16/21	1,499,518,745
293,850,000	0.096		03/18/21	293,767,028
750,700,000	0.122		03/18/21	750,432,249
59,700,000	0.114		03/23/21	59,679,198
59,700,000	0.115		03/23/21	59,679,012
17,900,000	0.119		03/23/21	17,893,457
732,900,000	0.122		03/23/21	732,626,384
460,000,000	0.091		03/25/21	459,868,900
493,800,000	0.107		03/25/21	493,635,813
500,000,000	0.117		03/30/21	499,809,932
1,476,700,000	0.107		04/01/21	1,476,178,851
750,000,000	0.107		04/06/21	749,724,375
29,900,000	0.107		04/08/21	29,888,837
34,700,000	0.109		04/08/21	34,686,737
1,339,300,000	0.112		04/08/21	1,338,776,186
750,000,000	0.107		04/13/21	749,709,062
900,000,000	0.117		04/15/21	899,611,874
400,000,000	0.101		04/20/21	399,844,444
500,000,000	0.117		04/22/21	499,773,194
157,340,000	0.112		04/29/21	157,268,367
645,819,000	0.091	(a)	05/04/21	645,570,360
1,000,000,000	0.112		05/06/21	999,523,334
1,361,800,000	0.112		05/13/21	1,361,121,749
1,750,000,000	0.101		05/20/21	1,749,173,604
675,000,000	0.090		05/27/21	674,701,312
1,110,000,000	0.091	(a)	06/03/21	1,109,494,950
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
828,650,000	0.200	(b)	01/31/21	828,650,318
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
3,331,360,000	0.224	(b)	04/30/21	3,331,869,448
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
1,796,825,000	0.239	(b)	01/31/22	1,796,804,495
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
8,519,800,000	0.305	(b)	07/31/21	8,525,819,479
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
2,301,000,000	0.385	(b)	10/31/21	2,303,312,669

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$180,900,000	1.875%	12/15/20	$180,990,077
688,800,000	2.500	12/31/20	689,867,190
395,500,000	2.000	01/15/21	396,281,578
115,100,000	1.375	01/31/21	115,223,444
389,400,000	2.125	01/31/21	390,510,329
46,000,000	2.500	01/31/21	46,160,587
58,800,000	2.250	02/15/21	58,966,228
58,800,000	3.625	02/15/21	59,132,657
162,000,000	1.125	02/28/21	162,262,181
407,200,000	2.500	02/28/21	408,370,202
202,400,000	2.375	03/15/21	203,204,651
2,400,000	2.250	03/31/21	2,414,469
1,200,000	2.375	04/15/21	1,208,986

TOTAL INVESTMENTS – 105.2%			$82,988,868,829

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.2)%			(4,073,110,740)

NET ASSETS – 100.0%			$78,915,758,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	33

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 71.5%
United States Treasury Bills
$440,000,000	0.188%		12/17/20	$439,963,822
370,160,000	0.148		12/22/20	370,128,691
75,600,000	0.092		12/24/20	75,595,653
1,500,000,000	0.097		12/24/20	1,499,908,958
337,600,000	0.178		12/24/20	337,562,255
1,491,450,000	0.081	(a)	12/29/20	1,491,357,202
300,000,000	0.086		12/29/20	299,980,167
6,500,000	0.112		12/29/20	6,499,444
72,500,000	0.124		12/29/20	72,493,121
16,900,000	0.133		12/29/20	16,898,278
100,000,000	0.137		12/29/20	99,989,500
2,750,000,000	0.097		12/31/20	2,749,782,292
2,500,000	0.112		12/31/20	2,499,771
19,200,000	0.163		12/31/20	19,197,440
350,000,000	0.168		12/31/20	349,951,875
2,250,000,000	0.086		01/05/21	2,249,814,065
51,500,000	0.112		01/05/21	51,494,492
9,300,000	0.102		01/07/21	9,299,044
750,000,000	0.092		01/12/21	749,921,250
10,700,000	0.102		01/14/21	10,698,692
3,300,000	0.117		01/14/21	3,299,536
530,200,000	0.148		01/14/21	530,106,036
9,000,000	0.102		01/21/21	8,998,725
50,000,000	0.117		01/26/21	49,991,056
38,900,000	0.112		02/02/21	38,892,512
71,800,000	0.107		02/04/21	71,786,388
150,000,000	0.112		02/11/21	149,967,000
377,550,000	0.122		02/11/21	377,459,388
70,000,000	0.097		02/16/21	69,985,776
353,000,000	0.092		02/18/21	352,930,282
500,000,000	0.102		02/23/21	499,883,333
45,000,000	0.122		02/25/21	44,987,100
16,800,000	0.573		02/25/21	16,777,525
112,700,000	1.308		02/25/21	112,358,081
140,000,000	0.096		03/02/21	139,966,381
199,946,200	0.086	(a)	03/04/21	199,903,240
500,000,000	0.106		03/04/21	499,864,375
75,000,000	0.117		03/04/21	74,977,719
150,000,000	0.107		03/09/21	149,957,125
495,500,000	0.101		03/11/21	495,362,361
15,000,000	0.127		03/11/21	14,994,792
117,725,000	0.086	(a)	03/16/21	117,695,814
100,000,000	0.112		03/16/21	99,967,916
113,050,000	0.096		03/18/21	113,018,079
10,500,000	0.114		03/23/21	10,496,341
10,500,000	0.115		03/23/21	10,496,309
3,100,000	0.119		03/23/21	3,098,867
254,000,000	0.122		03/23/21	253,905,173
320,000,000	0.091		03/25/21	319,908,800
86,700,000	0.107		03/25/21	86,671,172
110,000,000	0.117		03/30/21	109,958,185
229,600,000	0.107		04/01/21	229,518,971
50,000,000	0.107		04/06/21	49,981,625
4,700,000	0.107		04/08/21	4,698,245
5,400,000	0.109		04/08/21	5,397,936
41,500,000	0.112		04/08/21	41,483,769

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
1,050,000,000	0.107		04/13/21	1,049,592,688
100,000,000	0.117		04/15/21	99,956,875
140,000,000	0.101		04/20/21	139,945,555
48,420,000	0.112		04/29/21	48,397,955
460,689,000	0.091	(a)	05/04/21	460,511,635
825,000,000	0.112		05/06/21	824,606,751
983,500,000	0.112		05/13/21	983,010,163
1,150,000,000	0.101		05/20/21	1,149,456,940
618,800,000	0.090		05/27/21	618,526,181
1,050,000,000	0.091	(a)	06/03/21	1,049,522,250
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
182,600,000	0.200	(b)	01/31/21	182,596,113
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
354,100,000	0.224	(b)	04/30/21	354,122,406
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
674,275,000	0.239	(b)	01/31/22	674,260,577
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
948,600,000	0.305	(b)	07/31/21	949,030,722
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
1,850,200,000	0.385	(b)	10/31/21	1,853,437,126
United States Treasury Notes
264,000,000	1.750		12/31/20	264,328,968
32,800,000	2.500		12/31/20	32,829,386
10,300,000	1.375		01/31/21	10,300,030
3,900,000	2.125		01/31/21	3,909,405
15,700,000	2.250		02/15/21	15,744,487
15,700,000	3.625		02/15/21	15,788,927
564,900,000	1.125		02/28/21	565,890,665
116,100,000	2.500		02/28/21	116,455,231
67,300,000	2.375		03/15/21	67,597,266
8,200,000	2.250		03/31/21	8,248,471
2,500,000	2.375		04/15/21	2,518,625

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$27,802,367,343

Repurchase Agreements(c) – 35.5%
Banco Santander, S.A.
650,000,000	0.060%		12/01/20	$650,000,000
Maturity Value: $650,001,083

Collateralized by a U.S. Treasury Bond, 1.125%, due 05/15/40,
U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.250%, due
01/15/22 to 01/15/30 and U.S. Treasury Notes, 1.125% to
1.750%, due 07/31/21 to 07/15/22. The aggregate market value of the collateral, including accrued interest, was $663,001,131.

Bank of Montreal
61,500,000	0.110	(d)	12/07/20	61,500,000
Maturity Value: $61,517,289
Settlement Date: 11/18/20
Collateralized by U.S. Treasury Bonds, 2.500% to 4.375%, due 05/15/41 to 05/15/46. The aggregate market value of the collateral, including accrued interest, was $62,730,087.

34	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
$61,500,000	0.120	% (d)	12/07/20	$61,500,000
Maturity Value: $61,512,095
Settlement Date: 11/09/20
Collateralized by U.S. Treasury Bonds, 2.500% to 3.875%, due 08/15/40 to 05/15/46. The aggregate market value of the collateral, including accrued interest, was $62,730,114.
48,000,000	0.130	(d)	12/07/20	48,000,000
Maturity Value: $48,031,547
Settlement Date: 11/02/20
Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.500% to 3.875%, due 01/15/29 to 04/15/29. The aggregate market value of the collateral, including accrued interest, was $48,960,152.

BNP Paribas
350,000,000	0.100	(d)(e)	12/07/20	350,000,000
Maturity Value: $350,047,639
Settlement Date: 12/01/20
47,000,000	0.110	(d)	12/07/20	47,000,000
Maturity Value: $47,013,069
Settlement Date: 10/16/20

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
2.500%, due 01/15/29, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 11/15/32 to 08/15/34, a U.S. Treasury
Note, 0.125%, due 11/30/22 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/48 to 11/15/49. The
aggregate market value of the collateral, including accrued
interest, was $47,940,032.

47,000,000	0.110	(d)	12/07/20	47,000,000
Maturity Value: $47,013,212
Settlement Date: 10/19/20

Collateralized by a U.S. Treasury Floating Rate Note, 0.239%,
due 01/31/22, a U.S. Treasury Inflation-Indexed Bond, 2.125%,
due 02/15/40, a U.S. Treasury Interest-Only Stripped Security,
0.000%, due 05/15/31 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/36 to 05/15/49. The
aggregate market value of the collateral, including accrued
interest, was $47,940,012.

47,000,000	0.110	(d)	12/07/20	47,000,000
Maturity Value: $47,021,829
Settlement Date: 10/28/20

Collateralized by U.S. Treasury Bonds, 2.750% to 8.000%, due
11/15/21 to 11/15/42, a U.S. Treasury Inflation-Indexed Bond,
2.000%, due 01/15/26, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/33 to 05/15/47, a U.S. Treasury
Note, 0.125%, due 11/30/22 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/39 to 11/15/48. The
aggregate market value of the collateral, including accrued
interest, was $47,940,032.

140,000,000	0.110	(d)	12/07/20	140,000,000
Maturity Value: $140,077,857
Settlement Date: 10/27/20

Collateralized by a U.S. Treasury Bill, 0.000%, due 11/04/21 and
U.S. Treasury Notes, 1.875% to 2.875%, due 08/15/21 to
11/30/23. The aggregate market value of the collateral,
including accrued interest, was $142,800,084.

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
375,000,000	0.110	%(d)	12/07/20	375,000,000
Maturity Value: $375,104,272
Settlement Date: 10/09/20

Collateralized by a U.S. Treasury Bond, 8.125%, due 05/15/21, a
U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/45, a
U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/23, a
U.S. Treasury Interest-Only Stripped Security, 0.000%, due
08/15/34, U.S. Treasury Notes, 2.000% to 2.750%, due
05/31/21 to 02/15/24 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/44 to 11/15/49. The
aggregate market value of the collateral, including accrued
interest, was $382,500,068.

150,000,000	0.120		05/18/21	150,000,000
Maturity Value: $150,090,000
Settlement Date: 11/19/20

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
3.625%, due 04/15/28, a U.S. Treasury Inflation-Indexed Note,
0.375%, due 07/15/23 and a U.S. Treasury Note, 2.250%, due
01/31/24. The aggregate market value of the collateral,
including accrued interest, was $153,000,011.

BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	0.100	(b)(d)	12/01/20	700,000,000
Maturity Value: $703,420,305
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bills, 0.000%, due 12/31/20 to
11/04/21, U.S. Treasury Bonds, 3.125% to 8.125%, due
05/15/21 to 02/15/43, U.S. Treasury Inflation-Indexed Bonds,
0.625% to 3.875%, due 01/15/27 to 02/15/47, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/22 to
01/15/27, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/25 to 05/15/48, U.S. Treasury Notes,
0.125% to 3.125%, due 05/15/21 to 11/15/24 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/40 to
05/15/49. The aggregate market value of the collateral,
including accrued interest, was $714,000,047.

BofA Securities, Inc.
100,000,000	0.030		12/01/20	100,000,000
Maturity Value: $100,000,083
Collateralized by a U.S. Treasury Note, 0.500%, due 03/31/25. The market value of the collateral, including accrued interest, was $102,000,056.
100,000,000	0.130		12/07/20	100,000,000
Maturity Value: $100,022,389
Settlement Date: 10/06/20
Collateralized by a U.S. Treasury Note, 0.375%, due 11/30/25. The market value of the collateral, including accrued interest, was $102,000,095.

Canadian Imperial Bank of Commerce
1,000,000,000	0.080	(d)	12/07/20	1,000,000,000
Maturity Value: $1,000,066,666
Settlement Date: 11/23/20
Collateralized by U.S. Treasury Notes, 0.125% to 1.750%, due 08/31/22 to 05/31/25. The aggregate market value of the collateral, including accrued interest, was $1,020,000,052.

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Canadian Imperial Bank of Commerce – (continued)
$1,000,000,000	0.100	%(d)	12/07/20	$1,000,000,000
Maturity Value: $1,000,191,668
Settlement Date: 11/17/20

Collateralized by U.S. Treasury Bonds, 1.375% to 3.125%, due
02/15/43 to 08/15/50, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/49, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.875%, due 04/15/22 to 01/15/29 and U.S. Treasury
Notes, 0.125% to 2.875%, due 01/15/22 to 08/31/26. The
aggregate market value of the collateral, including accrued
interest, was $1,020,000,054.

71,000,000	0.110	(d)	12/07/20	71,000,000
Maturity Value: $71,013,017
Settlement Date: 11/06/20
Collateralized by U.S. Treasury Notes, 0.125% to 2.625%, due 10/31/21 to 01/31/26. The aggregate market value of the collateral, including accrued interest, was $72,420,073.

Citigroup Global Markets Inc.
17,000,000	0.080		12/01/20	17,000,000
Maturity Value: $17,000,038
Collateralized by U.S. Treasury Bills, 0.000%, due 06/17/21 to 11/04/21. The aggregate market value of the collateral, including accrued interest, was $17,340,041.

Credit Agricole Corporate and Investment Bank
100,000,000	0.030%		12/01/20	100,000,000
Maturity Value: $100,000,083

Collateralized by U.S. Treasury Bonds, 1.125% to 3.375%, due
08/15/40 to 05/15/45 and U.S. Treasury Inflation-Indexed
Bonds, 0.875% to 2.500%, due 01/15/29 to 02/15/47. The
aggregate market value of the collateral, including accrued
interest, was $102,000,055.

Daiwa Capital Markets America Inc.
135,845,594	0.100		12/01/20	135,845,594
Maturity Value: $135,845,971
Collateralized by a U.S. Treasury Note, 0.625%, due 03/31/27. The market value of the collateral, including accrued interest, was $138,562,506.
364,154,406	0.100		12/01/20	364,154,406
Maturity Value: $364,155,418
Collateralized by a U.S. Treasury Note, 2.000%, due 05/31/24. The market value of the collateral, including accrued interest, was $371,437,494.

Fixed Income Clearing Corp.
4,400,000,000	0.090		12/01/20	4,400,000,000
Maturity Value: $4,400,011,000

Collateralized by U.S. Treasury Bonds, 2.750% to 4.375%, due
05/15/40 to 05/15/49, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.625%, due 04/15/25 to 07/15/29 and U.S. Treasury
Notes, 0.125% to 3.125%, due 07/15/23 to 11/15/28. The
aggregate market value of the collateral, including accrued
interest, was $4,488,000,090.

Repurchase Agreements(c) – (continued)
Fixed Income Clearing Corp. – (continued)
2,100,000,000	0.100		12/01/20	2,100,000,000
Maturity Value: $2,100,005,833

Collateralized by U.S. Treasury Bonds, 3.375% to 4.500%, due
05/15/38 to 11/15/48 and U.S. Treasury Inflation-Indexed
Notes, 0.375% to 1.125%, due 01/15/21 to 01/15/27. The
aggregate market value of the collateral, including accrued
interest, was $2,142,000,001.

HSBC Bank PLC (Overnight Treasury + 0.02%)
100,000,000	0.120	(b)	12/07/20	100,000,000
Maturity Value: $100,171,998
Settlement Date: 07/11/19
Collateralized by U.S. Treasury Notes, 0.250% to 2.750%, due 07/31/23 to 07/31/25. The aggregate market value of the collateral, including accrued interest, was $102,000,005.
175,000,000	0.120	(b)	12/07/20	175,000,000
Maturity Value: $175,322,580
Settlement Date: 06/04/19
Collateralized by U.S. Treasury Notes, 0.239% to 2.750%, due 12/31/21 to 02/15/24. The aggregate market value of the collateral, including accrued interest, was $178,500,076.

J.P. Morgan Securities LLC
6,900,000	0.080		12/01/20	6,900,000
Maturity Value: $6,900,015

Collateralized by U.S. Treasury Bills, 0.000%, due 12/08/20 to
01/05/21, U.S. Treasury Notes, 0.500% to 2.625%, due
02/28/21 to 06/30/24 and a U.S. Treasury Principal-Only
Stripped Security, 0.000%, due 02/15/49. The aggregate market value of the collateral, including accrued interest, was
$7,038,016.

Joint Account I
1,000,000,000	0.080%		12/01/20	1,000,000,000
Maturity Value: $1,000,002,208

MUFG Securities Americas Inc.
2,000,000	0.080		12/01/20	2,000,000
Maturity Value: $2,000,004

Collateralized by a U.S. Treasury Bill, 0.000%, due 04/27/21,
U.S. Treasury Bonds, 1.375% to 2.250%, due 08/15/46 to
08/15/50, a U.S. Treasury Inflation-Indexed Note, 0.125%, due
07/15/26 and a U.S. Treasury Note, 2.750%, due 05/31/23. The
aggregate market value of the collateral, including accrued
interest, was $2,040,009.

100,000,000	0.120		01/05/21	100,000,000
Maturity Value: $100,020,333
Settlement Date: 11/05/20

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.250%
to 1.000%, due 02/15/45 to 02/15/50, U.S. Treasury Inflation-
Indexed Notes, 0.125% to 0.625%, due 04/15/22 to 04/15/25, a
U.S. Treasury Interest-Only Stripped Security, 0.000%, due
05/15/44 and U.S. Treasury Notes, 0.250% to 0.375%, due
10/31/25 to 11/30/25. The aggregate market value of the
collateral, including accrued interest, was $102,000,005.

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc. (Overnight Treasury + 0.03%)
$50,000,000	0.110	% (b)	12/07/20	$50,000,000
Maturity Value: $50,007,486
Settlement Date: 10/20/20

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.250%
to 1.750%, due 01/15/28 to 02/15/50 and U.S. Treasury
Inflation-Indexed Notes, 0.125% to 0.375%, due 01/15/23 to
07/15/25. The aggregate market value of the collateral,
including accrued interest, was $51,000,083.

Norinchukin Bank (The)
150,000,000	0.110		12/16/20	150,000,000
Maturity Value: $150,010,083
Settlement Date: 11/24/20

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29, a
U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27
and U.S. Treasury Notes, 2.000%, due 06/30/24 to 11/15/26.
The aggregate market value of the collateral, including accrued interest, was $153,000,088.

Wells Fargo Securities, LLC
150,000,000	0.020		12/01/20	150,000,000
Maturity Value: $150,000,083
Collateralized by U.S. Treasury Bonds, 2.750% to 3.750%, due 11/15/43 to 11/15/48. The aggregate market value of the collateral, including accrued interest, was $153,000,063.

TOTAL REPURCHASE AGREEMENTS				$13,798,900,000

TOTAL INVESTMENTS – 107.0%				$41,601,267,343

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.0)%				(2,715,768,555)

NET ASSETS – 100.0%				$38,885,498,788

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2020. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	37

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 104.2%
United States Treasury Bills
$1,700,000	0.025%		12/01/20	$1,700,000
65,000,000	0.051		12/01/20	65,000,000
136,800,000	0.086		12/01/20	136,800,000
35,000,000	0.112		12/01/20	35,000,000
48,500,000	0.168		12/01/20	48,500,000
57,400,000	0.041		12/03/20	57,399,872
70,600,000	0.046		12/03/20	70,599,824
29,000,000	0.102		12/03/20	28,999,839
14,800,000	0.112		12/03/20	14,799,910
245,000,000	0.092		12/08/20	244,995,712
7,200,000	0.142		12/08/20	7,199,804
95,000,000	0.158		12/08/20	94,997,137
25,000,000	0.071		12/10/20	24,999,563
450,000,000	0.081		12/10/20	449,991,000
72,300,000	0.112		12/10/20	72,298,012
3,100,000	0.114		12/10/20	3,099,913
4,100,000	0.117		12/10/20	4,099,882
450,000,000	0.097		12/15/20	449,983,375
7,800,000	0.122		12/15/20	7,799,636
75,000,000	0.158		12/15/20	74,995,479
36,100,000	0.112		12/17/20	36,098,235
200,100,000	0.188		12/17/20	200,083,547
52,000,000	0.081		12/22/20	51,997,573
600,000	0.107		12/22/20	599,963
9,400,000	0.132		12/22/20	9,399,287
85,000,000	0.112		12/24/20	84,994,026
139,000,000	0.178		12/24/20	138,984,459
650,000,000	0.086		12/29/20	649,957,029
1,800,000	0.112		12/29/20	1,799,846
21,700,000	0.124		12/29/20	21,697,941
400,000,000	0.097		12/31/20	399,968,333
500,000	0.112		12/31/20	499,954
5,600,000	0.163		12/31/20	5,599,253
195,000,000	0.168		12/31/20	194,973,187
250,000,000	0.086		01/05/21	249,979,341
32,500,000	0.112		01/05/21	32,496,524
550,000,000	0.076		01/07/21	549,957,604
3,500,000	0.102		01/07/21	3,499,640
100,000,000	0.122		01/07/21	99,987,667
125,000,000	0.092		01/12/21	124,986,875
400,000	0.112		01/12/21	399,949
11,400,000	0.102		01/14/21	11,398,607
600,000	0.117		01/14/21	599,916
232,500,000	0.148		01/14/21	232,458,796
99,000,000	0.122		01/19/21	98,983,830
145,200,000	0.132		01/21/21	145,173,259
325,000,000	0.081	(a)	01/26/21	324,959,557
227,900,000	0.132		01/28/21	227,852,268
14,800,000	0.112		02/02/21	14,797,151
85,000,000	0.107		02/04/21	84,983,885
60,000,000	0.112		02/11/21	59,986,800
143,130,000	0.122		02/11/21	143,095,649
265,000,000	0.097		02/16/21	264,946,153
52,500,000	0.102		02/23/21	52,487,750
55,000,000	0.122		02/25/21	54,984,233

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
9,500,000	0.573		02/25/21	9,487,291
62,700,000	1.308		02/25/21	62,509,775
60,000,000	0.096		03/02/21	59,985,592
24,755,200	0.086	(a)	03/04/21	24,749,881
100,000,000	0.106		03/04/21	99,972,875
110,000,000	0.107		03/09/21	109,968,558
100,000,000	0.101		03/11/21	99,972,222
65,000,000	0.127		03/11/21	64,977,431
175,000,000	0.112		03/16/21	174,943,854
45,300,000	0.096		03/18/21	45,287,209
55,000,000	0.122		03/18/21	54,980,383
8,700,000	0.114		03/23/21	8,696,969
8,700,000	0.115		03/23/21	8,696,941
2,600,000	0.119		03/23/21	2,599,050
105,100,000	0.122		03/23/21	105,060,763
70,000,000	0.091		03/25/21	69,980,050
71,500,000	0.107		03/25/21	71,476,226
175,000,000	0.117		03/30/21	174,933,476
246,000,000	0.107		04/01/21	245,913,183
185,000,000	0.107		04/06/21	184,932,013
5,000,000	0.107		04/08/21	4,998,133
5,800,000	0.109		04/08/21	5,797,783
192,600,000	0.112		04/08/21	192,524,672
110,000,000	0.107		04/13/21	109,957,329
40,000,000	0.117		04/15/21	39,982,750
60,000,000	0.101		04/20/21	59,976,667
200,000,000	0.117		04/22/21	199,909,278
48,420,000	0.112		04/29/21	48,397,955
235,000,000	0.112		05/06/21	234,887,984
204,300,000	0.112		05/13/21	204,198,247
275,000,000	0.101		05/20/21	274,870,138
100,000,000	0.090		05/27/21	99,955,750
162,500,000	0.091	(a)	06/03/21	162,426,063
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
123,800,000	0.200	(b)	01/31/21	123,800,953
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
546,500,000	0.224	(b)	04/30/21	546,563,341
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
310,800,000	0.239	(b)	01/31/22	310,795,767
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
887,950,000	0.305	(b)	07/31/21	888,483,177
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
545,700,000	0.385	(b)	10/31/21	546,237,921
United States Treasury Notes
17,900,000	1.875		12/15/20	17,908,209
80,000,000	1.750		12/31/20	80,105,133
28,200,000	2.500		12/31/20	28,231,232
5,700,000	1.375		01/31/21	5,700,016
2,300,000	2.125		01/31/21	2,305,547
9,000,000	2.250		02/15/21	9,025,622
9,000,000	3.625		02/15/21	9,051,099

38	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$106,900,000	2.500%	02/28/21	$107,280,144
58,000,000	2.375	03/15/21	58,280,381
1,800,000	2.250	03/31/21	1,810,852
1,100,000	2.375	04/15/21	1,108,237

TOTAL U.S. TREASURY OBLIGATIONS			$12,521,621,167

TOTAL INVESTMENTS – 104.2%			$12,521,621,167

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.2)%			(509,943,086)

NET ASSETS – 100.0%			$12,011,678,081

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
T-Bill	— Treasury Bill

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2020

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2020, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 1, 2020, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Government	$1,000,000,000	$1,000,002,208	$1,006,489,864
Treasury Obligations	1,000,000,000	1,000,002,208	1,006,489,864

REPURCHASE AGREEMENTS — At November 30, 2020, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations

Bank of Nova Scotia (The)	0.080%	$600,000,000	$600,000,000

BNP Paribus	0.080	350,000,000	350,000,000

Wells Fargo Securities, LLC	0.070	50,000,000	50,000,000

TOTAL		$1,000,000,000	$1,000,000,000

At November 30, 2020, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bills	0.000%	01/07/21 to 09/09/21

U.S. Treasury Bonds	1.375 to 7.625	11/15/22 to 02/15/50

U.S. Treasury Inflation-Indexed Bonds	0.250 to 2.375	01/15/25 to 02/15/50

U.S. Treasury Inflation-Indexed Notes	0.125 to 0.750	04/15/24 to 07/15/30

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/27 to 05/15/48

U.S. Treasury Notes	0.125 to 3.125	03/31/21 to 11/15/30
U.S. Treasury Principal-Only Stripped Securities	0.000	02/15/36 to 11/15/49

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2020, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 1, 2020, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Government	$1,605,900,000	$1,605,904,461	$1,652,866,465

Money Market	300,000,000	300,000,833	308,773,859
Prime Obligations	300,000,000	300,000,833	308,773,859

REPURCHASE AGREEMENTS — At November 30, 2020, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations

ABN Amro Bank N.V.	0.100%	$505,561,111	$94,444,444	$94,444,444

Bank of America, N.A.	0.100	297,388,889	55,555,556	55,555,556

BofA Securities, Inc.	0.100	208,172,222	38,888,889	38,888,889

Bank of Nova Scotia (The)	0.100	594,777,778	111,111,111	111,111,111

TOTAL		$1,605,900,000	$300,000,000	$300,000,000

At November 30, 2020, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	2.000 to 5.500%	01/01/24 to 12/01/50

Federal National Mortgage Association	2.000 to 5.500	07/01/25 to 10/01/50

Government National Mortgage Association	2.000 to 4.000	07/20/45 to 08/20/50

U.S. Treasury Bills	0.000	01/28/21 to 08/12/21

U.S. Treasury Bonds	3.000	11/15/44

U.S. Treasury Inflation-Indexed Notes	0.250	7/15/29
U.S. Treasury Notes	0.125 to 2.750	11/30/22 to 05/15/29

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

November 30, 2020

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Assets:
Investments , at value (cost $4,250,827,177, $118,245,750,181, $3,098,549,065 and $2,311,373,994)	$4,250,827,177	$118,245,750,181	$3,098,658,021	$2,311,454,420
Repurchase agreements , at value (cost $0, $54,640,954,000, $1,048,000,000 and $758,500,000)	—	54,640,954,000	1,048,002,064	758,501,307
Cash	1,066,828	1,092,181,605	—	450,927
Receivables:
Interest	449,542	31,145,403	199,807	141,457
Reimbursement from investment advisor	333,255	10,137,601	73,138	78,687
Fund shares sold	32,153	16,457,852	—	4,717,947
Other assets	138,516	8,820,438	124,994	109,348
Total assets	4,252,847,471	174,045,447,080	4,147,058,024	3,075,454,093

Liabilities:
Due to custodian	—	—	172,950	—
Payables:
Investments purchased	442,550,760	5,912,620,409	85,477,687	94,111,437
Management fees	335,819	20,385,804	577,956	407,555
Fund shares redeemed	301,014	14,968,687	—	7,351,808
Distribution and Service fees and Transfer Agency fees	86,975	1,180,429	36,119	25,285
Dividend distribution	7,087	1,380,726	63,168	18,036
Payable to Broker	—	2,927,813	—	—
Accrued expenses	458,766	11,720,052	342,151	253,276
Total liabilities	443,740,421	5,965,183,920	86,670,031	102,167,397

Net Assets:
Paid-in capital	3,809,029,227	168,080,051,383	4,066,765,801	2,972,914,530
Total distributable earnings (loss)	77,823	211,777	(6,377,808)	372,166
NET ASSETS	$3,809,107,050	$168,080,263,160	$4,060,387,993	$2,973,286,696
Net Assets:
Class A Shares	$—	$282,556,394	$—	$—
Class C Shares	—	6,326,992	—	—
Institutional Shares	3,639,742,351	154,904,106,175	4,042,144,683	2,747,965,330
Capital Shares	3,267,130	1,435,345,003	11,540,663	911,421
Service Shares	10,277,455	860,075,253	2,655	9,178
Preferred Shares	6,019,198	820,201,211	65,877	3,363,975
Select Shares	49,422	448,540,068	2,361,279	38,230,180
Administration Shares	76,144,397	5,706,516,813	4,269,716	81,919,695
Cash Management Shares	73,555,208	168,903,263	1,033	1,034
Premier Shares	51,889	219,114,181	1,049	1,048
Resource Shares	—	93,980,731	1,038	1,037
Class R6 Shares	—	91,629,579	—	—
Drexel Hamilton Shares	—	3,042,967,497	—	100,883,798
Total Net Assets	$3,809,107,050	$168,080,263,160	$4,060,387,993	$2,973,286,696
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	—	282,556,024	—	—
Class C Shares	—	6,326,984	—	—
Institutional Shares	3,639,672,691	154,903,905,969	4,038,892,932	2,745,136,918
Capital Shares	3,267,068	1,435,343,148	11,529,680	910,563
Service Shares	10,277,258	860,074,141	2,655	9,177
Preferred Shares	6,019,083	820,200,151	65,822	3,361,301
Select Shares	49,421	448,539,488	2,359,634	38,192,616
Administration Shares	76,142,940	5,706,509,437	4,266,598	81,838,335
Cash Management Shares	73,553,801	168,903,046	1,033	1,033
Premier Shares	51,888	219,113,898	1,049	1,048
Resource Shares	—	93,980,610	1,039	1,038
Class R6 Shares	—	91,629,459	—	—
Drexel Hamilton Shares	—	3,042,963,564	—	100,786,770
Net asset value, offering and redemption price per share:
Class A Shares	$—	$1.00	$—	$—
Class C Shares	—	1.00	—	—
Institutional Shares	1.00	1.00	1.0008	1.0010
Capital Shares	1.00	1.00	1.0010	1.0009
Service Shares	1.00	1.00	1.0000	1.0001
Preferred Shares	1.00	1.00	1.0008	1.0008
Select Shares	1.00	1.00	1.0007	1.0010
Administration Shares	1.00	1.00	1.0007	1.0010
Cash Management Shares	1.00	1.00	0.9999	1.0000
Premier Shares	1.00	1.00	1.0000	1.0000
Resource Shares	—	1.00	0.9999	1.0000
Class R6 Shares	—	1.00	—	—
Drexel Hamilton Shares	—	1.00	—	1.0010

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued)

November 30, 2020

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Assets:
Investments , at value (cost $82,988,868,829, $27,802,367,343 and $12,521,621,167)	$82,988,868,829	$27,802,367,343	$12,521,621,167
Repurchase agreements , at value (cost $0, $13,798,900,000 and $0)	—	13,798,900,000	—
Cash	55,475,314	1,271,486,840	696,627
Receivables:
Interest	24,813,495	6,714,143	2,840,816
Fund shares sold	751,504	—	59,472
Reimbursement from investment advisor	—	—	42,805
Other assets	2,194,330	847,130	320,628
Total assets	83,072,103,472	42,880,315,456	12,525,581,515

Liabilities:
Payables:
Investments purchased	4,139,032,168	3,668,990,140	512,135,500
Management fees	9,465,385	2,410,655	1,431,897
Fund shares redeemed	6,663,681	317,712,104	52,986
Dividend distribution	170,869	542,952	—
Payable to Broker	—	4,766,370	—
Accrued expenses	1,013,280	394,447	283,051
Total liabilities	4,156,345,383	3,994,816,668	513,903,434

Net Assets:
Paid-in capital	78,915,274,167	38,885,213,264	12,011,554,796
Total distributable earnings (loss)	483,922	285,524	123,285
NET ASSETS	$78,915,758,089	$38,885,498,788	$12,011,678,081
Net Assets:
Institutional Shares	$75,892,231,825	$34,576,104,126	$10,518,867,440
Capital Shares	675,658,567	330,015,549	234,343,996
Service Shares	122,542,207	911,412,840	240,184,041
Preferred Shares	137,606,922	440,733,459	59,339,970
Select Shares	336,761,402	213,173,594	6,547,483
Administration Shares	1,578,688,982	2,380,298,551	610,538,707
Cash Management Shares	9,743,578	20,187,068	262,647,291
Premier Shares	162,523,579	13,572,572	79,208,125
Resource Shares	1,027	1,029	1,028
Total Net Assets	$78,915,758,089	$38,885,498,788	$12,011,678,081
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	75,891,768,871	34,575,849,991	10,518,759,479
Capital Shares	675,654,446	330,013,146	234,341,591
Service Shares	122,541,460	911,406,202	240,181,575
Preferred Shares	137,606,082	440,730,249	59,339,361
Select Shares	336,759,348	213,172,041	6,547,416
Administration Shares	1,578,679,353	2,380,281,215	610,532,440
Cash Management Shares	9,743,519	20,186,920	262,644,595
Premier Shares	162,522,588	13,572,473	79,207,312
Resource Shares	1,027	1,029	1,028
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00	$1.00	$1.00
Capital Shares	1.00	1.00	1.00
Service Shares	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00
Select Shares	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00
Premier Shares	1.00	1.00	1.00
Resource Shares	1.00	1.00	1.00

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

	Federal Instruments Fund		Government Fund
	For the Period Ended November 30, 2020†	Year Ended August 31, 2020	For the Period Ended November 30, 2020†	Year Ended August 31, 2020
Investment Income:

Interest income	$1,290,351	$21,438,590	$77,237,878	$1,445,995,596

Interest income — from affiliated issuers	—	—	—	124,028

Total investment income	1,290,351	21,438,590	77,237,878	1,446,119,624

Expenses:
Fund-Level Expenses:

Management fees	1,546,757	4,655,574	69,363,116	258,645,980

Transfer Agency fees	85,930	258,643	4,335,195	16,165,374

Professional fees	49,407	124,514	49,486	158,255

Printing and mailing fees	46,356	—	228,042	973,833

Registration fees	46,289	404,174	2,862,037	1,593,448

Custody, accounting and administrative services	33,101	116,950	1,333,970	5,092,015

Trustee fees	6,675	23,364	76,972	281,360

Shareholder meeting expense	—	5,487	—	503,772

Other	13,693	33,048	113,437	594,903
Subtotal	1,828,208	5,621,754	78,362,255	284,008,940
Class Specific Expenses:

Cash Management Share fees	86,699	61,909	218,910	847,195

Distribution fees — Cash Management Shares	52,020	37,145	131,346	508,317

Administration Share fees	45,840	153,932	3,377,410	14,131,618

Service Share fees	6,004	25,907	594,086	2,014,075

Shareholder Administration Plan fees — Service Shares	6,003	25,906	594,086	2,014,074

Preferred Share fees	2,327	12,260	251,447	1,089,973

Capital Share fees	455	1,577	445,512	2,310,644

Premier Share fees	45	182	168,858	664,070

Select Share fees	4	15	33,944	147,401

Distribution fees — Resource Shares	—	—	35,746	120,000

Resource Share fees	—	—	119,154	400,001

Distribution and Service fees — Class A Shares	—	—	195,075	852,161

Distribution fees — Class C Shares	—	—	17,044	57,767

Total expenses	2,027,605	5,940,587	84,544,873	309,166,236

Less — expense reductions	(792,945)	(1,845,721)	(8,162,550)	(4,338,240)

Net expenses	1,234,660	4,094,866	76,382,323	304,827,996

NET INVESTMENT INCOME	$55,691	$17,343,724	$855,555	$1,141,291,628

Net realized gain from investment transactions	78,375	966,791	2,404,541	40,401,445

Net realized gain	78,375	966,791	2,404,541	40,401,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,066	$18,310,515	$3,260,096	$1,181,693,073

†	The Funds changed their fiscal year end from August 31 to November 30.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued)

	Money Market Fund		Prime Obligations Fund
	For the Period Ended November 30, 2020†	Year Ended August 31, 2020	For the Period Ended November 30, 2020†	Year Ended August 31, 2020
Investment Income:

Interest income	$2,481,626	$214,895,888	$1,790,224	$89,134,392

Total investment income	2,481,626	214,895,888	1,790,224	89,134,392

Expenses:
Fund-Level Expenses:

Management fees	2,076,090	20,621,350	1,560,950	9,793,299

Transfer Agency fees	129,756	1,288,834	97,559	612,081

Custody, accounting and administrative services	91,333	601,037	52,381	282,556

Printing and mailing fees	68,739	50,328	63,108	64,149

Registration fees	60,881	734,602	56,099	376,018

Professional fees	54,605	116,370	31,002	199,604

Trustee fees	6,407	44,941	4,419	4,115

Shareholder meeting expense	—	9,632	—	10,034

Other	30,887	167,556	30,784	124,944
Subtotal	2,518,698	23,634,650	1,896,302	11,466,800
Class Specific Expenses:

Capital Share fees	4,523	21,294	357	10,785

Administration Share fees	2,269	12,620	33,411	92,542

Preferred Share fees	421	3,183	836	3,902

Select Share fees	177	5,878	3,880	19,802

Service Share fees	2	59	6	1,043

Shareholder Administration Plan fees — Service Shares	2	59	6	1,042

Premier Share fees	1	4	1	4

Cash Management Share fees	1	5	1	5

Distribution fees — Cash Management Shares	1	3	1	3

Resource Share fees	1	5	1	5

Distribution fees — Resource Shares	—	2	—	2

Total expenses	2,526,096	23,677,762	1,934,802	11,595,935

Less — expense reductions	(135,784)	(4,146,234)	(132,399)	(1,673,045)

Net expenses	2,390,312	19,531,528	1,802,403	9,922,890

NET INVESTMENT INCOME (LOSS)	$91,314	$195,364,360	$(12,179)	$79,211,502

Net realized gain (loss) from investment transactions	125,878	(7,538,258)	92,119	604,703

Net change in unrealized loss from investment transactions	(461,899)	(4,400,659)	(342,897)	(1,341,419)

Net realized and unrealized loss	(336,021)	(11,938,917)	(250,778)	(736,716)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(244,707)	$183,425,443	$(262,957)	$78,474,786

†	The Funds changed their fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued)

	Treasury Instruments Fund		Treasury Obligations Fund
	For the Period Ended November 30, 2020†	Year Ended August 31, 2020	For the Period Ended November 30, 2020†	Year Ended August 31, 2020
Investment Income:

Interest income	$33,876,397	$734,787,328	$9,655,333	$207,727,315

Interest income — from affiliated issuers	—	—	—	34,826

Total investment income	33,876,397	734,787,328	9,655,333	207,762,141

Expenses:
Fund-Level Expenses:

Management fees	36,020,782	145,037,770	10,576,438	41,164,599

Transfer Agency fees	2,001,154	8,057,364	587,580	2,286,844

Registration fees	1,390,449	302,320	520,802	400,311

Custody, accounting and administrative services	612,781	2,532,760	180,431	730,975

Printing and mailing fees	113,324	774,558	70,062	59,766

Professional fees	48,032	112,621	50,854	99,320

Trustee fees	36,019	146,675	14,070	56,626

Shareholder meeting expense	—	560,182	—	15,569

Other	75,700	349,452	43,525	164,930
Subtotal	40,298,241	157,873,702	12,043,762	44,978,940
Class Specific Expenses:

Administration Share fees	1,037,052	4,304,049	1,409,131	5,272,818

Capital Share fees	239,545	1,391,696	129,888	661,227

Premier Share fees	168,238	518,952	12,921	68,550

Service Share fees	72,353	143,950	638,058	2,717,361

Shareholder Administration Plan fees — Service Shares	72,353	143,950	638,058	2,717,360

Select Share fees	31,998	80,926	14,922	19,974

Preferred Share fees	30,662	128,660	138,037	458,186

Cash Management Share fees	13,895	59,979	19,209	140,272

Distribution fees — Cash Management Shares	8,337	35,988	11,526	84,164

Resource Share fees	1	7	1	7

Total expenses	41,972,675	164,681,859	15,055,513	57,118,859

Less — expense reductions	(8,837,701)	(1,973,405)	(5,897,634)	(2,892,378)

Net expenses	33,134,974	162,708,454	9,157,879	54,226,481

NET INVESTMENT INCOME	$741,423	$572,078,874	$497,454	$153,535,660

Net realized gain from investment transactions	129,652	20,901,374	358,383	6,731,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$871,075	$592,980,248	$855,837	$160,266,720

†	The Funds changed their fiscal year end from August 31 to November 30.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued)

	Treasury Solutions Fund
	For the Period Ended November 30, 2020†	Year Ended August 31, 2020
Investment Income:

Interest income	$5,039,214	$112,448,619

Total investment income	5,039,214	112,448,619

Expenses:
Fund-Level Expenses:

Management fees	5,255,122	22,303,746

Transfer Agency fees	291,951	1,239,054

Registration fees	215,173	139,489

Custody, accounting and administrative services	95,101	421,642

Printing and mailing fees	76,361	49,534

Professional fees	38,401	132,748

Trustee fees	9,128	39,416

Shareholder meeting expense	—	18,434

Other	43,437	118,940
Subtotal	6,024,674	24,463,003
Class Specific Expenses:

Cash Management Share fees	359,584	1,299,314

Administration Share fees	321,399	1,015,183

Distribution fees — Cash Management Shares	215,750	779,588

Service Share fees	140,567	382,659

Shareholder Administration Plan fees — Service Shares	140,566	382,658

Premier Share fees	87,233	477,976

Capital Share fees	80,618	268,689

Preferred Share fees	13,794	53,847

Select Share fees	495	2,872

Resource Share fees	1	7

Total expenses	7,384,681	29,125,796

Less — expense reductions	(2,409,092)	(1,621,982)

Net expenses	4,975,589	27,503,814

NET INVESTMENT INCOME	$63,625	$84,944,805

Net realized gain from investment transactions	14,950	6,294,118

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,575	$91,238,923

†	The Funds changed their fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Instruments Fund			Government Fund
	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$55,691	$17,343,724	$19,992,507	$855,555	$1,141,291,628	$2,230,447,557

Net realized gain from investment transactions	78,375	966,791	287,443	2,404,541	40,401,445	16,512,656

Net increase in net assets resulting from operations	134,066	18,310,515	20,279,950	3,260,096	1,181,693,073	2,246,960,213

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	—	—	(7,067)	(2,446,431)	(2,048,233)

Class C Shares	—	—	—	(157)	(15,977)	(55,218)

Institutional Shares	(153,445)	(17,708,073)	(18,771,613)	(10,101,326)	(1,090,135,900)	(2,060,931,674)

Capital Shares	(19)	(8,246)	(23,515)	(29,079)	(12,087,734)	(29,262,373)

Service Shares	(147)	(63,442)	(166,265)	(21,453)	(4,939,299)	(10,479,301)

Preferred Shares	(143)	(50,399)	(198,625)	(21,766)	(9,976,513)	(20,494,217)

Select Shares	(1)	(471)	(1,031)	(10,452)	(4,341,608)	(14,157,360)

Administration Shares	(1,119)	(450,857)	(1,036,837)	(127,935)	(44,718,381)	(99,448,265)

Cash Management Shares	(1,058)	(18,572)	(768)	(4,047)	(640,681)	(204,841)

Premier Shares	(1)	(373)	(922)	(4,585)	(1,394,940)	(3,719,283)

Resource Shares	—	—	—	(2,219)	(395,702)	(973,664)

Class R6 Shares	—	—	—	(6,378)	(942,873)	(1,249,033)

Drexel Hamilton Shares	—	—	—	(129,393)	(7,956,702)	—

Total distributions to shareholders	(155,933)	(18,300,433)	(20,199,576)	(10,465,857)	(1,179,992,741)	(2,243,023,462)

From share transactions

Proceeds from sales of shares	2,947,369,126	11,735,557,360	2,606,772,443	271,552,310,234	1,370,830,683,323	943,916,446,686

Reinvestment of distributions	121,757	14,243,623	15,043,280	5,233,911	577,812,056	1,079,167,668

Cost of shares redeemed	(3,060,198,196)	(9,361,084,182)	(1,675,554,481)	(321,675,383,431)	(1,263,859,504,231)	(939,203,429,811)

Net increase (decrease) in net assets resulting from share transactions	(112,707,313)	2,388,716,801	946,261,242	(50,117,839,286)	107,548,991,148	5,792,184,543

NET INCREASE (DECREASE)	(112,729,180)	2,388,726,883	946,341,616	(50,125,045,047)	107,550,691,480	5,796,121,294

Net assets:

Beginning of period	3,921,836,230	1,533,109,347	586,767,731	218,205,308,207	110,654,616,727	104,858,495,433

End of period	$3,809,107,050	$3,921,836,230	$1,533,109,347	$168,080,263,160	$218,205,308,207	$110,654,616,727

†	The Funds changed their fiscal year end from August 31 to November 30.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Money Market Fund			Prime Obligations Fund
	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income (loss)	$91,314	$195,364,360	$333,909,991	$(12,179)	$79,211,502	$112,999,607

Net realized gain (loss) from investment transactions	125,878	(7,538,258)	1,138,835	92,119	604,703	473,503

Net change in unrealized gain (loss) from investment transactions	(461,899)	(4,400,659)	3,681,721	(342,897)	(1,341,419)	1,330,549

Net increase (decrease) in net assets resulting from operations	(244,707)	183,425,443	338,730,547	(262,957)	78,474,786	114,803,659

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(990,729)	(193,310,637)	(333,758,870)	(619,875)	(77,559,806)	(110,684,532)

Capital Shares	(486)	(135,656)	(125,595)	(39)	(76,698)	(118,561)

Service Shares	(2)	(300)	(1,391)	(1)	(6,973)	(102,511)

Preferred Shares	(70)	(42,411)	(48,834)	(152)	(42,649)	(61,378)

Select Shares	(278)	(319,301)	(776,671)	(5,954)	(789,855)	(1,798,426)

Administration Shares	(146)	(45,086)	(45,826)	(2,152)	(444,229)	(535,405)

Cash Management Shares	(1)	(9)	(18)	(1)	(9)	(18)

Premier Shares	(1)	(11)	(22)	(1)	(11)	(22)

Resource Shares	(1)	(11)	(22)	(1)	(11)	(22)

Drexel Hamilton Shares	—	—	—	(15,151)	(222,875)	—

Total distributions to shareholders	(991,714)	(193,853,422)	(334,757,249)	(643,327)	(79,143,116)	(113,300,875)

From share transactions

Proceeds from sales of shares	4,518,751,604	78,480,208,605	85,569,465,008	1,598,365,808	23,481,618,298	16,195,180,217

Reinvestment of distributions	711,579	103,679,725	162,186,050	449,261	46,774,158	68,630,093

Cost of shares redeemed	(7,077,678,629)	(89,738,454,628)	(79,561,685,600)	(3,433,760,005)	(24,964,599,237)	(13,862,825,962)

Net increase (decrease) in net assets resulting from share transactions	(2,558,215,446)	(11,154,566,298)	6,169,965,458	(1,834,944,936)	(1,436,206,781)	2,400,984,348

NET INCREASE (DECREASE)	(2,559,451,867)	(11,164,994,277)	6,173,938,756	(1,835,851,220)	(1,436,875,111)	2,402,487,132

Net assets:

Beginning of period	6,619,839,860	17,784,834,137	11,610,895,381	4,809,137,916	6,246,013,027	3,843,525,895

End of period	$4,060,387,993	$6,619,839,860	$17,784,834,137	$2,973,286,696	$4,809,137,916	$6,246,013,027

†	The Funds changed their fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Instruments Fund			Treasury Obligations Fund
	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$741,423	$572,078,874	$1,135,422,170	$497,454	$153,535,660	$342,100,566

Net realized gain from investment transactions	129,652	20,901,374	19,078,477	358,383	6,731,060	3,418,497

Net increase in net assets resulting from operations	871,075	592,980,248	1,154,500,647	855,837	160,266,720	345,519,063

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(1,172,410)	(572,962,578)	(1,082,622,274)	(935,691)	(132,077,257)	(274,501,344)

Capital Shares	(9,741)	(8,336,562)	(14,187,561)	(13,279)	(3,428,674)	(6,772,558)

Service Shares	(1,765)	(176,314)	(1,707,995)	(40,579)	(6,461,492)	(18,360,886)

Preferred Shares	(1,871)	(919,744)	(1,261,805)	(18,987)	(3,661,923)	(7,482,570)

Select Shares	(6,506)	(1,704,555)	(6,174,970)	(8,500)	(486,531)	(1,362,803)

Administration Shares	(25,304)	(13,043,114)	(40,483,530)	(91,693)	(14,614,602)	(35,857,421)

Cash Management Shares	(170)	(53,744)	(89,437)	(633)	(108,803)	(16,375)

Premier Shares	(2,932)	(1,019,410)	(2,487,259)	(571)	(128,767)	(299,438)

Resource Shares	(1)	(6)	(16)	(1)	(6)	(16)

Total distributions to shareholders	(1,220,700)	(598,216,027)	(1,149,014,847)	(1,109,934)	(160,968,055)	(344,653,411)

From share transactions

Proceeds from sales of shares	60,196,183,321	355,916,515,357	212,108,690,475	66,608,512,585	255,687,212,214	200,902,685,375

Reinvestment of distributions	700,269	325,529,187	641,161,052	429,229	66,582,114	133,108,626

Cost of shares redeemed	(68,435,569,288)	(323,780,571,442)	(212,588,469,412)	(54,621,016,772)	(245,417,780,026)	(198,899,965,807)

Net increase (decrease) in net assets resulting from share transactions	(8,238,685,698)	32,461,473,102	161,382,115	11,987,925,042	10,336,014,302	2,135,828,194

NET INCREASE (DECREASE)	(8,239,035,323)	32,456,237,323	166,867,915	11,987,670,945	10,335,312,967	2,136,693,846

Net assets:

Beginning of period	87,154,793,412	54,698,556,089	54,531,688,174	26,897,827,843	16,562,514,876	14,425,821,030

End of period	$78,915,758,089	$87,154,793,412	$54,698,556,089	$38,885,498,788	$26,897,827,843	$16,562,514,876

†	The Funds changed their fiscal year end from August 31 to November 30.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Solutions Fund
	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$63,625	$84,944,805	$181,047,952

Net realized gain from investment transactions	14,950	6,294,118	3,922,005

Net increase in net assets resulting from operations	78,575	91,238,923	184,969,957

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(156,692)	(84,516,483)	(166,889,124)

Capital Shares	(3,278)	(1,276,222)	(3,373,366)

Service Shares	(3,430)	(810,330)	(1,983,011)

Preferred Shares	(842)	(454,175)	(797,792)

Select Shares	(101)	(93,299)	(134,813)

Administration Shares	(7,842)	(2,714,596)	(6,782,509)

Cash Management Shares	(4,387)	(1,122,646)	(1,690,423)

Premier Shares	(1,520)	(950,305)	(2,503,790)

Resource Shares	(1)	(6)	(16)

Total distributions to shareholders	(178,093)	(91,938,062)	(184,154,844)

From share transactions

Proceeds from sales of shares	7,511,013,555	65,182,195,146	36,822,877,870

Reinvestment of distributions	109,544	57,158,747	131,480,668

Cost of shares redeemed	(8,356,792,865)	(60,968,545,207)	(36,813,589,532)

Net increase (decrease) in net assets resulting from share transactions	(845,669,766)	4,270,808,686	140,769,006

NET INCREASE (DECREASE)	(845,769,284)	4,270,109,547	141,584,119

Net assets:

Beginning of period	12,857,447,365	8,587,337,818	8,445,753,699

End of period	$12,011,678,081	$12,857,447,365	$8,587,337,818

†	The Funds changed their fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Institutional Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.021	0.013	0.005	0.002

Net realized gain	—	(b)	0.003	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.010	0.022	0.013	0.005	0.002

Distributions to shareholders from net investment income	—	(b)	(0.010)	(0.022)	(0.013)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.010)	(0.022)	(0.013)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.99%	2.18%	1.34%	0.52%	0.16%

Net assets, end of period (in 000’s)	$3,639,742		$3,761,104	$1,453,995	$508,647	$556,458	$577,395

Ratio of net expenses to average net assets	0.14	%(f)	0.15%	0.18%	0.20%	0.20%	0.20	%(f)

Ratio of total expenses to average net assets	0.21	%(f)	0.21%	0.22%	0.25%	0.28%	0.39	%(f)

Ratio of net investment income to average net assets	0.01	%(f)	0.67%	2.15%	1.33%	0.51%	0.19	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Capital Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.019	0.012	0.003	—	(b)

Net realized gain	—	(b)	0.002	0.001	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	0.009	0.020	0.012	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.85%	2.03%	1.19%	0.37%	0.05%

Net assets, end of period (in 000’s)	$3,267		$1,135	$626	$5,136	$16,147	$50

Ratio of net expenses to average net assets	0.15	%(f)	0.28%	0.33%	0.35%	0.35%	0.33	%(f)

Ratio of total expenses to average net assets	0.36	%(f)	0.36%	0.37%	0.40%	0.43%	0.54	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.74%	1.90%	1.04%	0.31%	0.04	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Service Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Net realized gain	—	(b)	— (b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.006	0.017	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.017)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.017)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.63%	1.67%	0.84%	0.10%	0.01%

Net assets, end of period (in 000’s)	$10,277		$11,490	$11,493	$11,003	$15,129	$14,949

Ratio of net expenses to average net assets	0.15	%(f)	0.50%	0.68%	0.70%	0.62%	0.39	%(f)

Ratio of total expenses to average net assets	0.71	%(f)	0.71%	0.72%	0.75%	0.78%	0.89	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.57%	1.64%	0.83%	0.09%	(0.01	)%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Preferred Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.004	0.021	0.012	0.004	0.001

Net realized gain	—	(b)	0.005	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.009	0.021	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.021)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.009)	(0.021)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.89%	2.08%	1.24%	0.42%	0.08%

Net assets, end of period (in 000’s)	$6,019		$22,779	$5,536	$2,386	$50	$50

Ratio of net expenses to average net assets	0.15	%(f)	0.24%	0.28%	0.30%	0.30%	0.29	%(f)

Ratio of total expenses to average net assets	0.31	%(f)	0.31%	0.32%	0.35%	0.38%	0.49	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.39%	2.09%	1.43%	0.41%	0.08	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Select Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—		0.010	0.021	0.013	0.005	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.010	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.96%	2.15%	1.31%	0.49%	0.13%

Net assets, end of period (in 000’s)	$49		$49	$49	$48	$47	$50

Ratio of net expenses to average net assets	0.15	%(f)	0.18%	0.21%	0.23%	0.23%	0.23	%(f)

Ratio of total expenses to average net assets	0.24	%(f)	0.24%	0.25%	0.28%	0.31%	0.42	%(f)

Ratio of net investment income to average net assets	—	%(e)(f)	0.91%	2.11%	1.30%	0.48%	0.14	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Administration Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.019	0.011	0.003	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.008	0.019	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.78%	1.93%	1.09%	0.27%	0.01%

Net assets, end of period (in 000’s)	$76,144		$73,011	$61,267	$59,447	$50,768	$43,835

Ratio of net expenses to average net assets	0.15	%(f)	0.35%	0.43%	0.45%	0.45%	0.39	%(f)

Ratio of total expenses to average net assets	0.46	%(f)	0.46%	0.47%	0.50%	0.53%	0.64	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.69%	1.89%	1.08%	0.26%	(0.01	)%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Federal Instruments Fund — Cash Management Shares	For the Period Ended November 30, 2020†		Year Ended August 31,					Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	0.002	0.013	0.005	—	(b)	—	(b)

Net realized gain	—	(b)	0.003	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	0.005	0.014	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.005)	(0.014)	(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	(0.005)	(0.014)	(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	0.46%	1.37%	0.53%	0.01%		0.01%

Net assets, end of period (in 000’s)	$73,555		$52,216	$92	$50	$50		$50

Ratio of net expenses to average net assets	0.15	%(f)	0.45%	0.98%	1.00%	0.71%		0.38	%(f)

Ratio of total expenses to average net assets	1.01	%(f)	1.01%	1.02%	1.05%	1.08%		1.19	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.12%	1.34%	0.53%	0.01%		—	%(e)(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Federal Instruments Fund — Premier Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—		0.007	0.018	0.010	0.002	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.007	0.018	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.72%	1.82%	0.99%	0.19%	0.01%

Net assets, end of period (in 000’s)	$52		$52	$52	$51	$50	$50

Ratio of net expenses to average net assets	0.15	%(f)	0.42%	0.53%	0.55%	0.53%	0.38	%(f)

Ratio of total expenses to average net assets	0.56	%(f)	0.56%	0.57%	0.60%	0.63%	0.74	%(f)

Ratio of net investment income to average net assets	—	%(e)(f)	0.67%	1.79%	0.99%	0.19%	—	%(e)(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Class A Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.019	0.011	0.003	—	(b)

Net realized gain	—	(b)	0.001	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.008	0.020	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.76%	1.97%	1.12%	0.30%	0.01%

Net assets, end of period (in 000’s)	$282,556		$366,871	$244,295	$69,681	$55,506	$1,563

Ratio of net expenses to average net assets	0.20	%(f)	0.39%	0.43%	0.42%	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	0.43	%(f)	0.43%	0.43%	0.44%	0.48%	0.48	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.69%	1.94%	1.12%	0.34%	0.02	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Class C Shares	For the Period Ended November 30, 2020†		Year Ended August 31,					Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	0.003	0.012	0.004	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	0.003	0.012	0.004	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.003)	(0.012)	(0.004)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	(0.003)	(0.012)	(0.004)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	0.34%	1.21%	0.39%	0.01%		0.01%

Net assets, end of period (in 000’s)	$6,327		$6,529	$4,532	$4,928	$5,937		$413

Ratio of net expenses to average net assets	0.20	%(f)	0.73%	1.18%	1.15%	0.70%		0.44	%(f)

Ratio of total expenses to average net assets	1.18	%(f)	1.18%	1.18%	1.19%	1.23%		1.23	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.25%	1.19%	0.37%	0.01%		0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Institutional Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.022	0.014	0.006	0.002

Net realized gain	—	(b)	0.003	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	0.010	0.022	0.014	0.006	0.002

Distributions to shareholders from net investment income	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.97%	2.23%	1.38%	0.55%	0.20%

Net assets, end of period (in 000’s)	$154,904,106		$204,287,540	$100,539,271	$96,230,361	$79,411,937	$63,804,041

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.17%	0.18%	0.18%

Ratio of total expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.19%	0.23%	0.23%

Ratio of net investment income to average net assets	—	%(e)(f)	0.70%	2.19%	1.39%	0.55%	0.21%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

Financial Square Government Fund — Capital Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.008	0.021	0.012	0.004	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	0.008	0.021	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.83%	2.08%	1.22%	0.40%	0.08%

Net assets, end of period (in 000’s)	$1,435,345		$1,291,798	$1,302,391	$1,287,999	$893,496	$1,390,271

Ratio of net expenses to average net assets	0.19	%(f)	0.32%	0.33%	0.32%	0.33%	0.30%

Ratio of total expenses to average net assets	0.33	%(f)	0.33%	0.33%	0.34%	0.38%	0.38%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.76%	2.05%	1.24%	0.37%	0.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Service Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.61%	1.72%	0.87%	0.12%	0.01%

Net assets, end of period (in 000’s)	$860,075		$1,775,966	$665,252	$587,810	$337,219	$368,299

Ratio of net expenses to average net assets	0.20	%(f)	0.53%	0.68%	0.67%	0.60%	0.36%

Ratio of total expenses to average net assets	0.68	%(f)	0.68%	0.68%	0.69%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.58%	1.69%	0.93%	0.11%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Preferred Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.009	0.021	0.013	0.004	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.88%	2.13%	1.28%	0.45%	0.12%

Net assets, end of period (in 000’s)	$820,201		$1,627,349	$1,755,404	$1,330,598	$553,781	$536,818

Ratio of net expenses to average net assets	0.20	%(f)	0.28%	0.28%	0.27%	0.28%	0.27%

Ratio of total expenses to average net assets	0.28	%(f)	0.28%	0.28%	0.29%	0.33%	0.33%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.89%	2.08%	1.32%	0.43%	0.13%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Select Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.009	0.022	0.013	0.005	0.002

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	0.009	0.022	0.013	0.005	0.002

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.022)	(0.013)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.022)	(0.013)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.94%	2.20%	1.35%	0.52%	0.17%

Net assets, end of period (in 000’s)	$448,540		$481,493	$825,651	$598,258	$2,921,971	$2,471,275

Ratio of net expenses to average net assets	0.20	%(f)	0.21%	0.21%	0.20%	0.21%	0.21%

Ratio of total expenses to average net assets	0.21	%(f)	0.21%	0.21%	0.22%	0.26%	0.26%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.86%	2.16%	1.19%	0.52%	0.21%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Administration Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.008	0.020	0.011	0.003	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.008	0.020	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.020)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.76%	1.97%	1.12%	0.30%	0.02%

Net assets, end of period (in 000’s)	$5,706,517		$5,421,224	$4,862,853	$4,454,065	$4,138,362	$2,673,689

Ratio of net expenses to average net assets	0.20	%(f)	0.39%	0.43%	0.42%	0.43%	0.36%

Ratio of total expenses to average net assets	0.43	%(f)	0.43%	0.43%	0.44%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.76%	1.95%	1.13%	0.32%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Cash Management Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	0.004	0.013	0.006	—	(b)	—	(b)

Net realized gain	—	(b)	0.001	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	0.005	0.014	0.006	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.005)	(0.014)	(0.006)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	(0.005)	(0.014)	(0.006)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	0.45%	1.42%	0.57%	0.02%		0.02%

Net assets, end of period (in 000’s)	$168,903		$198,129	$96,690	$6,573	$3,779		$14

Ratio of net expenses to average net assets	0.20	%(f)	0.65%	0.98%	0.97%	0.62%		0.35%

Ratio of total expenses to average net assets	0.98	%(f)	0.98%	0.98%	0.99%	1.03%		1.03%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.35%	1.35%	0.64%	0.01%		0.06%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Premier Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.019	0.010	0.003	—	(b)

Net realized loss	—	(b)	— (b)	— (b)	— (b)	(0.001)	—	(b)

Total from investment operations	—	(b)	0.007	0.019	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.019)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.007)	(0.019)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.70%	1.87%	1.02%	0.22%	0.02%

Net assets, end of period (in 000’s)	$219,114		$195,822	$190,633	$168,032	$101,311	$1

Ratio of net expenses to average net assets	0.20	%(f)	0.46%	0.53%	0.52%	0.52%	0.20%

Ratio of total expenses to average net assets	0.53	%(f)	0.53%	0.53%	0.54%	0.58%	0.58%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.70%	1.85%	0.99%	0.28%	0.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Resource Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.005	0.015	0.007	0.001	—	(b)

Net realized gain	—	(b)	— (b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.005	0.016	0.007	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.005)	(0.016)	(0.007)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.005)	(0.016)	(0.007)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.53%	1.57%	0.72%	0.05%	0.01%

Net assets, end of period (in 000’s)	$93,981		$83,378	$70,841	$70,747	$74,864	$17,634

Ratio of net expenses to average net assets	0.20	%(f)	0.60%	0.83%	0.82%	0.69%	0.43%

Ratio of total expenses to average net assets	0.83	%(f)	0.83%	0.83%	0.84%	0.88%	0.88%

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.47%	1.54%	0.70%	0.06%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Government Fund — Class R6 Shares	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.009	0.022	0.014	0.006	0.002

Net realized gain	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.010	0.022	0.014	0.006	0.002

Distributions to shareholders from net investment income	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.010)	(0.022)	(0.014)	(0.006)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.01%		0.97%	2.23%	1.38%	0.55%	0.18%

Net assets, end of period (in 000’s)	$91,630		$115,111	$96,804	$49,441	$12,773	$4,705

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.17%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.19%	0.23%	0.23	%(e)

Ratio of net investment income to average net assets	—	%(e)(f)	0.93%	2.20%	1.54%	0.56%	0.26	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on December 29, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Drexel Hamilton Class Shares	For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00

Net investment income(a)	—	(b)	0.005

Net realized gain	—	(b)	0.004

Total from investment operations	—	(b)	0.009

Distributions to shareholders from net investment income	—	(b)	(0.009)

Distributions to shareholders from net realized gains	—	(b)	—	(b)

Total distributions(c)	—	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00

Total return(d)	0.01%		0.93%

Net assets, end of period (in 000’s)	$3,042,967		$2,354,098

Ratio of net expenses to average net assets	0.18	%(e)	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18	%(e)

Ratio of net investment income to average net assets	—	%(e)(f)	0.54	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Institutional Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0011		$1.0006	$1.0003	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0152	0.0244	0.0187	0.0071	0.003

Net realized and unrealized gain (loss)	(0.0001)		(0.0027)	0.0004	(0.0019)	0.0015	— (b)

Total from investment operations	(0.0001)		0.0125	0.0248	0.0168	0.0086	0.003

Distributions to shareholders from net investment income	—	(c)	(0.0120)	(0.0245)	(0.0168)	(0.0082)	(0.003)

Distributions to shareholders from net realized gains	(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0120)	(0.0245)	(0.0168)	(0.0083)	(0.003)

Net asset value, end of period	$1.0008		$1.0011	$1.0006	$1.0003	$1.0003	$1.000

Total return(e)	(0.01)%		1.25%	2.52%	1.68%	0.87%	0.32%

Net assets, end of period (in 000’s)	$4,042,145		$6,595,783	$17,728,767	$11,570,439	$2,542,693	$15,336,774

Ratio of net expenses to average net assets	0.18	%(f)	0.15%	0.13%	0.11%	0.18%	0.18%

Ratio of total expenses to average net assets	0.19	%(f)	0.18%	0.18%	0.20%	0.25%	0.23%

Ratio of net investment income to average net assets	0.01	%(f)	1.52%	2.44%	1.87%	0.71%	0.32%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

Financial Square Money Market Fund — Capital Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0011		$1.0006	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0100	0.0231	0.0177	0.0020	0.002

Net realized and unrealized gain	0.0001		0.0010	0.0011	0.0001	0.0051	— (b)

Total from investment operations	0.0001		0.0110	0.0242	0.0178	0.0071	0.002

Distributions to shareholders from net investment income	—	(c)	(0.0105)	(0.0240)	(0.0177)	(0.0068)	(0.002)

Distributions to shareholders from net realized gains	(0.0002)		— (c)	— (c)	— (c)	—	— (b)

Total distributions(d)	(0.0002)		(0.0105)	(0.0240)	(0.0177)	(0.0068)	(0.002)

Net asset value, end of period	$1.0010		$1.0011	$1.0006	$1.0004	$1.0003	$1.000

Total return(e)	(0.01)%		1.10%	2.35%	1.54%	0.72%	0.18%

Net assets, end of period (in 000’s)	$11,541		$15,265	$11,720	$1	$1	$108,671

Ratio of net expenses to average net assets	0.24	%(f)	0.29%	0.28%	0.11%	0.33%	0.33%

Ratio of total expenses to average net assets	0.34	%(f)	0.33%	0.33%	0.35%	0.40%	0.38%

Ratio of net investment income (loss) to average net assets	(0.06	)%(f)	1.00%	2.31%	1.77%	0.20%	0.18%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Service Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0002	$1.0001	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0004		0.0126	0.0199	0.0115	0.0011	—	(b)

Net realized and unrealized gain (loss)	(0.0004)		(0.0041)	(0.0003)	0.0001	0.0027	—	(b)

Total from investment operations	—		0.0085	0.0196	0.0116	0.0038	—	(b)

Distributions to shareholders from net investment income	(0.0003)		(0.0081)	(0.0195)	(0.0118)	(0.0034)	—	(b)

Distributions to shareholders from net realized gains	(0.0003)		— (c)	— (c)	— (c)	(0.0001)	—	(b)

Total distributions(d)	(0.0006)		(0.0081)	(0.0195)	(0.0118)	(0.0035)	—	(b)

Net asset value, end of period	$1.0000		$1.0006	$1.0002	$1.0001	$1.0003	$1.000

Total return(e)	(0.06)%		0.81%	1.99%	1.16%	0.38%	0.01%

Net assets, end of period (in 000’s)	$3		$3	$8	$128	$67	$17,000

Ratio of net expenses to average net assets	0.26	%(f)	0.64%	0.63%	0.61%	0.60%	0.49%

Ratio of total expenses to average net assets	0.69	%(f)	0.68%	0.68%	0.70%	0.75%	0.73%

Ratio of net investment income to average net assets	0.03	%(f)	1.26%	1.99%	1.15%	0.11%	—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

Financial Square Money Market Fund — Preferred Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0011		$1.0006	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0136	0.0231	0.0172	0.0032	0.002

Net realized and unrealized gain (loss)	(0.0001)		(0.0021)	0.0008	(0.0015)	0.0044	— (b)

Total from investment operations	(0.0001)		0.0115	0.0239	0.0157	0.0076	0.002

Distributions to shareholders from net investment income	—	(c)	(0.0110)	(0.0235)	(0.0158)	(0.0072)	(0.002)

Distributions to shareholders from net realized gains	(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0110)	(0.0235)	(0.0158)	(0.0073)	(0.002)

Net asset value, end of period	$1.0008		$1.0011	$1.0006	$1.0002	$1.0003	$1.000

Total return(e)	(0.03)%		1.15%	2.41%	1.58%	0.77%	0.22%

Net assets, end of period (in 000’s)	$66		$1,919	$4,901	$2,752	$1,418	$59,053

Ratio of net expenses to average net assets	0.24	%(f)	0.25%	0.23%	0.21%	0.28%	0.28%

Ratio of total expenses to average net assets	0.29	%(f)	0.28%	0.28%	0.30%	0.35%	0.33%

Ratio of net investment income (loss) to average net assets	(0.05	)%(f)	1.35%	2.31%	1.72%	0.32%	0.20%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Select Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0009		$1.0006	$1.0003	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0163	0.0240	0.0182	0.0040	0.003

Net realized and unrealized gain (loss)	—		(0.0043)	0.0005	(0.0017)	0.0043	— (b)

Total from investment operations	—	(c)	0.0120	0.0245	0.0165	0.0083	0.003

Distributions to shareholders from net investment income	—	(c)	(0.0117)	(0.0242)	(0.0165)	(0.0079)	(0.003)

Distributions to shareholders from net realized gains	(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0117)	(0.0242)	(0.0165)	(0.0080)	(0.003)

Net asset value, end of period	$1.0007		$1.0009	$1.0006	$1.0003	$1.0003	$1.000

Total return(e)	(0.01)%		1.20%	2.49%	1.65%	0.84%	0.29%

Net assets, end of period (in 000’s)	$2,361		$2,362	$34,943	$34,354	$9,847	$1,080,075

Ratio of net expenses to average net assets	0.21	%(f)	0.18%	0.16%	0.14%	0.21%	0.21%

Ratio of total expenses to average net assets	0.22	%(f)	0.21%	0.21%	0.23%	0.28%	0.26%

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)	1.63%	2.40%	1.82%	0.40%	0.29%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

Financial Square Money Market Fund — Administration Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0005	$1.0003	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0094	0.0214	0.0140	0.0024	0.001

Net realized and unrealized gain (loss)	(0.0001)		0.0007	0.0008	0.0003	0.0037	— (b)

Total from investment operations	(0.0001)		0.0101	0.0222	0.0143	0.0061	0.001

Distributions to shareholders from net investment income	—	(c)	(0.0096)	(0.0220)	(0.0143)	(0.0057)	(0.001)

Distributions to shareholders from net realized gains	(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0096)	(0.0220)	(0.0143)	(0.0058)	(0.001)

Net asset value, end of period	$1.0007		$1.0010	$1.0005	$1.0003	$1.0003	$1.000

Total return(e)	(0.03)%		1.01%	2.25%	1.43%	0.61%	0.10%

Net assets, end of period (in 000’s)	$4,270		$4,506	$4,493	$3,218	$5,516	$316,162

Ratio of net expenses to average net assets	0.24	%(f)	0.38%	0.38%	0.36%	0.43%	0.40%

Ratio of total expenses to average net assets	0.44	%(f)	0.43%	0.43%	0.45%	0.50%	0.48%

Ratio of net investment income (loss) to average net assets	(0.05	)%(f)	0.93%	2.14%	1.40%	0.24%	0.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Cash Management Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0009		$1.0007	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0009		0.0097	0.0182	0.0106	0.0001	—	(b)

Net realized and unrealized gain (loss)	(0.0010)		(0.0008)	0.0003	0.0001	0.0017	—	(b)

Total from investment operations	(0.0001)		0.0089	0.0185	0.0107	0.0018	—	(b)

Distributions to shareholders from net investment income	(0.0009)		(0.0087)	(0.0182)	(0.0106)	(0.0015)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(b)

Total distributions(d)	(0.0009)		(0.0087)	(0.0182)	(0.0106)	(0.0015)	—	(b)

Net asset value, end of period	$0.9999		$1.0009	$1.0007	$1.0004	$1.0003	$1.000

Total return(e)	(0.10)%		0.60%	1.69%	0.89%	0.18%	0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$10,742

Ratio of net expenses to average net assets	0.18	%(f)	0.68%	0.85%	0.83%	0.50%	0.51%

Ratio of total expenses to average net assets	0.99	%(f)	0.98%	0.98%	1.00%	1.05%	1.03%

Ratio of net investment income to average net assets	—	%(f)(g)	0.89%	1.81%	1.06%	0.01%	—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

Financial Square Money Market Fund — Premier Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0006	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0009		0.0115	0.0217	0.0142	0.0068	0.001

Net realized and unrealized gain (loss)	(0.0010)		(0.0003)	0.0002	0.0001	(0.0016)	— (b)

Total from investment operations	(0.0001)		0.0112	0.0219	0.0143	0.0052	0.001

Distributions to shareholders from net investment income	(0.0009)		(0.0108)	(0.0217)	(0.0142)	(0.0049)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0009)		(0.0108)	(0.0217)	(0.0142)	(0.0049)	(0.001)

Net asset value, end of period	$1.0000		$1.0010	$1.0006	$1.0004	$1.0003	$1.000

Total return(e)	(0.10)%		0.91%	2.15%	1.35%	0.52%	0.10%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.18	%(f)	0.45%	0.48%	0.47%	0.53%	0.19%

Ratio of total expenses to average net assets	0.54	%(f)	0.53%	0.53%	0.55%	0.60%	0.58%

Ratio of net investment income to average net assets	—	%(f)(g)	1.10%	2.17%	1.42%	0.69%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Resource Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0008		$1.0006	$1.0004	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0009		0.0116	0.0217	0.0142	0.0068	0.001

Net realized and unrealized gain (loss)	(0.0009)		(0.0005)	0.0002	0.0001	(0.0040)	— (b)

Total from investment operations	—	(c)	0.0111	0.0219	0.0143	0.0028	0.001

Distributions to shareholders from net investment income	(0.0009)		(0.0109)	(0.0217)	(0.0142)	(0.0025)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0009)		(0.0109)	(0.0217)	(0.0142)	(0.0025)	(0.001)

Net asset value, end of period	$0.9999		$1.0008	$1.0006	$1.0004	$1.0003	$1.000

Total return(e)	(0.09)%		0.69%	1.84%	1.04%	0.28%	0.10%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.18	%(f)	0.45%	0.49%	0.47%	0.53%	0.19%

Ratio of total expenses to average net assets	0.84	%(f)	0.83%	0.83%	0.85%	0.90%	0.88%

Ratio of net investment income to average net assets	—	%(f)(g)	1.11%	2.17%	1.42%	0.68%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Institutional Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0013		$1.0006	$1.0003	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(b)	0.0130	0.0243	0.0182	0.0073	0.003

Net realized and unrealized gain (loss)	(0.0001)		(0.0002)	0.0004	(0.0014)	0.0014	— (c)

Total from investment operations	(0.0001)		0.0128	0.0247	0.0168	0.0087	0.003

Distributions to shareholders from net investment income	—	(b)	(0.0121)	(0.0244)	(0.0168)	(0.0083)	(0.003)

Distributions to shareholders from net realized gains	(0.0002)		— (b)	— (b)	— (b)	(0.0001)	— (c)

Total distributions(d)	(0.0002)		(0.0121)	(0.0244)	(0.0168)	(0.0084)	(0.003)

Net asset value, end of period	$1.0010		$1.0013	$1.0006	$1.0003	$1.0003	$1.000

Total return(e)	(0.01)%		1.28%	2.51%	1.68%	0.87%	0.29%

Net assets, end of period (in 000’s)	$2,747,965		$4,619,641	$6,122,574	$3,766,257	$1,467,979	$7,299,656

Ratio of net expenses to average net assets	0.18	%(f)	0.16%	0.13%	0.11%	0.18%	0.18%

Ratio of total expenses to average net assets	0.19	%(f)	0.18%	0.18%	0.21%	0.27%	0.23%

Ratio of net investment income to average net assets	—	%(f)(g)	1.30%	2.43%	1.82%	0.73%	0.31%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Capital Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0012		$1.0006	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0108	0.0227	0.0178	0.0024	0.002

Net realized and unrealized gain (loss)	(0.0001)		0.0004	0.0006	(0.0026)	0.0048	— (b)

Total from investment operations	(0.0001)		0.0112	0.0233	0.0152	0.0072	0.002

Distributions to shareholders from net investment income	—	(c)	(0.0106)	(0.0229)	(0.0153)	(0.0068)	(0.002)

Distributions to shareholders from net realized gains	(0.0002)		— (c)	— (c)	— (c)	(0.0001)	— (b)

Total distributions(d)	(0.0002)		(0.0106)	(0.0229)	(0.0153)	(0.0069)	(0.002)

Net asset value, end of period	$1.0009		$1.0012	$1.0006	$1.0002	$1.0003	$1.000

Total return(e)	(0.03)%		1.12%	2.35%	1.53%	0.72%	0.16%

Net assets, end of period (in 000’s)	$911		$1,014	$6,755	$6,829	$407	$140,138

Ratio of net expenses to average net assets	0.23	%(f)	0.31%	0.28%	0.26%	0.33%	0.31%

Ratio of total expenses to average net assets	0.34	%(f)	0.33%	0.33%	0.36%	0.42%	0.38%

Ratio of net investment income (loss) to average net assets	0.05	%(f)	1.07%	2.27%	1.78%	0.24%	0.16%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Service Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0004	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(c)	0.0167	0.0197	0.0145	0.0003	—	(b)

Net realized and unrealized gain (loss)	(0.0001)		(0.0079)	(0.0001)	(0.0028)	0.0035	—	(b)

Total from investment operations	(0.0001)		0.0088	0.0196	0.0117	0.0038	—	(b)

Distributions to shareholders from net investment income	—	(c)	(0.0088)	(0.0194)	(0.0118)	(0.0034)	—	(b)

Distributions to shareholders from net realized gains	(0.0002)		— (c)	— (c)	— (c)	(0.0001)	—	(b)

Total distributions(d)	(0.0002)		(0.0088)	(0.0194)	(0.0118)	(0.0035)	—	(b)

Net asset value, end of period	$1.0001		$1.0004	$1.0004	$1.0002	$1.0003	$1.000

Total return(e)	(0.03)%		0.76%	2.00%	1.16%	0.38%	0.01%

Net assets, end of period (in 000’s)	$9		$9	$5,098	$102	$103	$253,231

Ratio of net expenses to average net assets	0.21	%(f)	0.66%	0.63%	0.61%	0.59%	0.42%

Ratio of total expenses to average net assets	0.69	%(f)	0.68%	0.68%	0.71%	0.77%	0.73%

Ratio of net investment income (loss) to average net assets	(0.04	)%(f)	1.66%	1.97%	1.45%	0.03%	—	%(g)

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

Financial Square Prime Obligations Fund — Preferred Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0004	$1.0001	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(b)	0.0111	0.0233	0.0142	0.0030	0.002

Net realized and unrealized gain	(0.0001)		0.0006	0.0004	0.0014	0.0047	— (c)

Total from investment operations	(0.0001)		0.0117	0.0237	0.0156	0.0077	0.002

Distributions to shareholders from net investment income	—	(b)	(0.0111)	(0.0234)	(0.0158)	(0.0073)	(0.002)

Distributions to shareholders from net realized gains	(0.0001)		— (b)	— (b)	— (b)	(0.0001)	— (c)

Total distributions(d)	(0.0001)		(0.0111)	(0.0234)	(0.0158)	(0.0074)	(0.002)

Net asset value, end of period	$1.0008		$1.0010	$1.0004	$1.0001	$1.0003	$1.000

Total return(e)	(0.02)%		1.16%	2.41%	1.57%	0.77%	0.20%

Net assets, end of period (in 000’s)	$3,364		$3,365	$2,839	$2,624	$1,003	$279,445

Ratio of net expenses to average net assets	0.22	%(f)	0.26%	0.23%	0.21%	0.28%	0.28%

Ratio of total expenses to average net assets	0.29	%(f)	0.28%	0.28%	0.31%	0.37%	0.33%

Ratio of net investment income (loss) to average net assets	(0.05	)%(f)	1.11%	2.33%	1.42%	0.30%	0.19%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Select Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0012		$1.0004	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(b)	0.0120	0.0241	0.0181	0.0097	0.003

Net realized and unrealized gain (loss)	—		0.0006	0.0002	(0.0017)	(0.0013)	— (c)

Total from investment operations	—	(b)	0.0126	0.0243	0.0164	0.0084	0.003

Distributions to shareholders from net investment income	—	(b)	(0.0118)	(0.0241)	(0.0165)	(0.0080)	(0.003)

Distributions to shareholders from net realized gains	(0.0002)		— (b)	— (b)	— (b)	(0.0001)	— (c)

Total distributions(d)	(0.0002)		(0.0118)	(0.0241)	(0.0165)	(0.0081)	(0.003)

Net asset value, end of period	$1.0010		$1.0012	$1.0004	$1.0002	$1.0003	$1.000

Total return(e)	(0.01)%		1.25%	2.48%	1.64%	0.84%	0.26%

Net assets, end of period (in 000’s)	$38,230		$76,327	$98,996	$60,236	$18,082	$9,454

Ratio of net expenses to average net assets	0.20	%(f)	0.19%	0.16%	0.14%	0.21%	0.21%

Ratio of total expenses to average net assets	0.22	%(f)	0.21%	0.21%	0.24%	0.30%	0.26%

Ratio of net investment income (loss) to average net assets	(0.02	)%(f)	1.19%	2.41%	1.81%	0.97%	0.29%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

Financial Square Prime Obligations Fund — Administration Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0012		$1.0005	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	—	(b)	0.0121	0.0222	0.0139	0.0015	0.001

Net realized and unrealized gain (loss)	—	(b)	(0.0017)	—	0.0003	0.0047	— (c)

Total from investment operations	—	(b)	0.0104	0.0222	0.0142	0.0062	0.001

Distributions to shareholders from net investment income	—	(b)	(0.0097)	(0.0219)	(0.0143)	(0.0058)	(0.001)

Distributions to shareholders from net realized gains	(0.0002)		— (b)	— (b)	— (b)	(0.0001)	— (c)

Total distributions(d)	(0.0002)		(0.0097)	(0.0219)	(0.0143)	(0.0059)	(0.001)

Net asset value, end of period	$1.0010		$1.0012	$1.0005	$1.0002	$1.0003	$1.000

Total return(e)	(0.02)%		1.03%	2.25%	1.43%	0.62%	0.09%

Net assets, end of period (in 000’s)	$81,920		$8,736	$9,748	$7,474	$4,282	$1,250,848

Ratio of net expenses to average net assets	0.21	%(f)	0.41%	0.38%	0.36%	0.43%	0.38%

Ratio of total expenses to average net assets	0.44	%(f)	0.43%	0.43%	0.46%	0.52%	0.48%

Ratio of net investment income (loss) to average net assets	(0.04	)%(f)	1.21%	2.22%	1.39%	0.15%	0.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Cash Management Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0005	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0009		0.0087	0.0181	0.0108	0.0051	0.001

Net realized and unrealized gain (loss)	(0.0010)		0.0004	0.0003	(0.0001)	(0.0033)	— (b)

Total from investment operations	(0.0001)		0.0091	0.0184	0.0107	0.0018	0.001

Distributions to shareholders from net investment income	(0.0009)		(0.0086)	(0.0181)	(0.0108)	(0.0015)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0009)		(0.0086)	(0.0181)	(0.0108)	(0.0015)	(0.001)

Net asset value, end of period	$1.0000		$1.0010	$1.0005	$1.0002	$1.0003	$1.000

Total return(e)	(0.10)%		0.63%	1.69%	0.86%	0.18%	0.09%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.18	%(f)	0.70%	0.85%	0.83%	0.73%	0.18%

Ratio of total expenses to average net assets	0.99	%(f)	0.98%	0.98%	1.01%	1.07%	1.03%

Ratio of net investment income to average net assets	—	%(f)(g)	0.87%	1.80%	1.08%	0.51%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Premier Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0009		$1.0005	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0009		0.0115	0.0216	0.0144	0.0071	0.001

Net realized and unrealized gain (loss)	(0.0009)		(0.0001)	0.0003	(0.0001)	(0.0018)	— (b)

Total from investment operations	(0.0009)		0.0114	0.0219	0.0143	0.0053	0.001

Distributions to shareholders from net investment income	(0.0009)		(0.0110)	(0.0216)	(0.0144)	(0.0050)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (c)	— (b)

Total distributions(d)	(0.0009)		(0.0110)	(0.0216)	(0.0144)	(0.0050)	(0.001)

Net asset value, end of period	$1.0000		$1.0009	$1.0005	$1.0002	$1.0003	$1.000

Total return(e)	(0.09)%		0.93%	2.15%	1.32%	0.53%	0.09%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.18	%(f)	0.46%	0.49%	0.47%	0.53%	0.18%

Ratio of total expenses to average net assets	0.54	%(f)	0.53%	0.53%	0.56%	0.62%	0.58%

Ratio of net investment income to average net assets	—	%(f)(g)	1.10%	2.16%	1.44%	0.71%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Resource Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.0010		$1.0005	$1.0002	$1.0003	$1.0000	$1.000

Net investment income(a)	0.0009		0.0106	0.0216	0.0144	0.0002	—	(b)

Net realized and unrealized gain (loss)	(0.0010)		0.0008	0.0003	(0.0001)	0.0025	—	(b)

Total from investment operations	(0.0001)		0.0114	0.0219	0.0143	0.0027	—	(b)

Distributions to shareholders from net investment income	(0.0009)		(0.0109)	(0.0216)	(0.0144)	(0.0024)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (c)	—	(b)

Total distributions(d)	(0.0009)		(0.0109)	(0.0216)	(0.0144)	(0.0024)	—	(b)

Net asset value, end of period	$1.0000		$1.0010	$1.0005	$1.0002	$1.0003	$1.000

Total return(e)	(0.10)%		0.73%	1.85%	1.01%	0.27%	0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$71,804

Ratio of net expenses to average net assets	0.18	%(f)	0.47%	0.49%	0.47%	0.52%	0.46%

Ratio of total expenses to average net assets	0.84	%(f)	0.83%	0.83%	0.86%	0.92%	0.88%

Ratio of net investment income to average net assets	—	%(f)(g)	1.10%	2.16%	1.44%	0.02%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005%.

Financial Square Prime Obligations Fund — Drexel Hamilton Class Shares	For the Period Ended November 30, 2020†		Period Ended August 31, 2020*
Per Share Data:

Net asset value, beginning of period	$1.0012		$1.0006

Net investment income(a)	—	(b)	0.0080

Net realized and unrealized gain	—		0.0042

Total from investment operations	—	(b)	0.0122

Distributions to shareholders from net investment income	—	(b)	(0.0116)

Distributions to shareholders from net realized gains	(0.0002)		—	(b)

Total distributions(c)	(0.0002)		(0.0116)

Net asset value, end of period	$1.0010		$1.0012

Total return(d)	—	%(e)	1.22%

Net assets, end of period (in 000’s)	$100,884		$100,044

Ratio of net expenses to average net assets	0.18	%(f)	0.16	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.18	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.78	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Institutional Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.021	0.014	0.005	0.001

Net realized gain (loss)	—	(b)	0.002	— (b)	(0.001)	— (b)	— (b)

Total from investment operations	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.95%	2.16%	1.34%	0.48%	0.13%

Net assets, end of period (in 000’s)	$75,892,232		$84,038,158	$51,789,901	$51,205,454	$44,355,448	$50,595,412

Ratio of net expenses to average net assets	0.16	%(f)	0.20%	0.20%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.21%	0.23%	0.23%

Ratio of net investment income to average net assets	—	%(e)(f)	0.71%	2.11%	1.35%	0.47%	0.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Capital Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.009	0.020	0.011	0.004	—	(b)

Net realized gain (loss)	—	(b)	(0.001)	— (b)	0.001	(0.001)	—	(b)

Total from investment operations	—	(b)	0.008	0.020	0.012	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.82%	2.01%	1.19%	0.33%	0.03%

Net assets, end of period (in 000’s)	$675,659		$725,405	$766,401	$374,831	$1,054,817	$495,853

Ratio of net expenses to average net assets	0.16	%(f)	0.33%	0.35%	0.35%	0.35%	0.30%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.36%	0.38%	0.38%

Ratio of net investment income to average net assets	—	%(f)	0.85%	1.98%	1.08%	0.38%	0.02%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Service Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.003	0.016	0.008	0.001	—	(b)

Net realized gain	—	(b)	0.003	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.60%	1.65%	0.84%	0.10%	—	%(e)

Net assets, end of period (in 000’s)	$122,542		$116,172	$26,723	$22,063	$47,234	$91,598

Ratio of net expenses to average net assets	0.16	%(f)	0.41%	0.70%	0.70%	0.55%	0.29%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.71%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.28%	1.60%	0.79%	0.05%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Preferred Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.020	0.012	0.003	0.001

Net realized gain	—	(b)	0.002	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	0.009	0.020	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.86%	2.06%	1.24%	0.38%	0.06%

Net assets, end of period (in 000’s)	$137,607		$113,769	$92,406	$45,007	$39,754	$12,735

Ratio of net expenses to average net assets	0.16	%(f)	0.29%	0.30%	0.30%	0.30%	0.26%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.31%	0.33%	0.33%

Ratio of net investment income to average net assets	—	%(e)(f)	0.68%	2.02%	1.24%	0.34%	0.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Select Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.021	0.015	0.004	0.001

Net realized gain (loss)	—	(b)	0.003	— (b)	(0.002)	0.001	— (b)

Total from investment operations	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.92%	2.13%	1.31%	0.45%	0.11%

Net assets, end of period (in 000’s)	$336,761		$495,422	$141,728	$370,898	$47,839	$21,009

Ratio of net expenses to average net assets	0.16	%(f)	0.23%	0.23%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	—	%(e)(f)	0.60%	2.09%	1.49%	0.43%	0.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Administration Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.008	0.019	0.011	0.003	—	(b)

Net realized loss	—	(b)	— (b)	— (b)	— (b)	(0.001)	—	(b)

Total from investment operations	—	(b)	0.008	0.019	0.011	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.019)	(0.011)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.019)	(0.011)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.75%	1.91%	1.09%	0.24%	—	%(e)

Net assets, end of period (in 000’s)	$1,578,689		$1,493,968	$1,716,942	$2,361,026	$2,817,291	$2,186,426

Ratio of net expenses to average net assets	0.16	%(f)	0.40%	0.45%	0.45%	0.44%	0.32%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.46%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.72%	1.86%	1.07%	0.26%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Cash Management Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	0.004	0.014	0.006	—	(b)	—	(b)

Net realized loss	—	(b)	— (b)	(0.001)	(0.001)	—	(b)	—	(b)

Total from investment operations	—	(b)	0.004	0.013	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	—	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	0.43%	1.35%	0.54%	0.01%		—	%(e)

Net assets, end of period (in 000’s)	$9,744		$10,781	$12,515	$64	$30		$279

Ratio of net expenses to average net assets	0.16	%(f)	0.73%	1.00%	1.00%	0.61%		0.35%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.01%	1.03%		1.03%

Ratio of net investment income to average net assets	—	%(e)(f)	0.40%	1.36%	0.60%	—	%(e)	0.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Instruments Fund — Premier Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.018	0.011	0.002	—	(b)

Net realized loss	—	(b)	— (b)	— (b)	(0.001)	— (b)	—	(b)

Total from investment operations	—	(b)	0.007	0.018	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.69%	1.80%	0.99%	0.17%	—	%(e)

Net assets, end of period (in 000’s)	$162,524		$161,117	$151,939	$152,344	$56,059	$19,142

Ratio of net expenses to average net assets	0.16	%(f)	0.45%	0.55%	0.55%	0.50%	0.38%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.56%	0.58%	0.58%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.65%	1.76%	1.12%	0.20%	(0.02)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

76	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Resource Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.003	0.016	0.009	0.004	—	(b)

Net realized gain (loss)	—	(b)	0.003	— (b)	— (b)	(0.004)	—	(b)

Total from investment operations	0.001		0.006	0.016	0.009	— (b)	—	(b)

Distributions to shareholders from net investment income	(0.001)		(0.006)	(0.016)	(0.009)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.001)		(0.006)	(0.016)	(0.009)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.52%	1.50%	0.69%	0.04%	—	%(e)

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.16	%(f)	0.41%	0.56%	0.55%	0.26%	0.19%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%	0.86%	0.88%	0.88%

Ratio of net investment income to average net assets	0.36	%(f)	0.57%	1.61%	0.87%	0.37%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	77

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Institutional Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.022	0.013	0.005	0.002

Net realized gain	—	(b)	0.002	— (b)	0.001	— (b)	— (b)

Total from investment operations	—	(b)	0.009	0.022	0.014	0.005	0.002

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.022)	(0.014)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.022)	(0.014)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.94%	2.20%	1.37%	0.50%	0.15%

Net assets, end of period (in 000’s)	$34,576,104		$22,518,304	$12,649,125	$10,649,826	$15,091,527	$19,950,969

Ratio of net expenses to average net assets	0.15	%(f)	0.20%	0.20%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.21%	0.23%	0.23%

Ratio of net investment income to average net assets	0.01	%(f)	0.68%	2.17%	1.31%	0.47%	0.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Capital Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.020	0.012	0.003	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.008	0.020	0.012	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.80%	2.05%	1.21%	0.35%	0.05%

Net assets, end of period (in 000’s)	$330,016		$372,260	$390,680	$299,105	$269,417	$404,533

Ratio of net expenses to average net assets	0.15	%(f)	0.34%	0.35%	0.35%	0.35%	0.30%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.36%	0.38%	0.38%

Ratio of net investment income to average net assets	—	%(e)(f)	0.74%	2.01%	1.19%	0.34%	0.03%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

78	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Service Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.006	0.017	0.009	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.017)	(0.009)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.59%	1.69%	0.86%	0.11%	0.01%

Net assets, end of period (in 000’s)	$911,413		$937,649	$936,398	$1,342,308	$954,846	$787,768

Ratio of net expenses to average net assets	0.15	%(f)	0.55%	0.70%	0.70%	0.59%	0.33%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.71%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.55%	1.67%	0.88%	0.11%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Preferred Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.008	0.021	0.013	0.004	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	0.008	0.021	0.013	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.021)	(0.013)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.008)	(0.021)	(0.013)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.84%	2.10%	1.26%	0.40%	0.08%

Net assets, end of period (in 000’s)	$440,733		$771,943	$461,459	$173,807	$123,436	$81,542

Ratio of net expenses to average net assets	0.15	%(f)	0.30%	0.30%	0.30%	0.30%	0.25%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.31%	0.33%	0.33%

Ratio of net investment income (loss) to average net assets	(0.01	)%(e)(f)	0.76%	2.08%	1.28%	0.40%	0.05%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	79

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Select Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.021	0.015	0.005	0.001

Net realized gain (loss)	—	(b)	0.002	— (b)	(0.002)	— (b)	— (b)

Total from investment operations	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.91%	2.17%	1.34%	0.47%	0.13%

Net assets, end of period (in 000’s)	$213,174		$178,351	$50,890	$134,034	$67,865	$505,162

Ratio of net expenses to average net assets	0.15	%(f)	0.23%	0.23%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	—	%(e)(f)	0.70%	2.08%	1.46%	0.46%	0.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Administration Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.019	0.011	0.002	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	0.007	0.019	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.019)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.007)	(0.019)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.73%	1.95%	1.11%	0.26%	0.01%

Net assets, end of period (in 000’s)	$2,380,299		$2,088,737	$2,034,113	$1,810,200	$1,307,550	$1,543,863

Ratio of net expenses to average net assets	0.15	%(f)	0.40%	0.45%	0.45%	0.44%	0.33%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.46%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.65%	1.91%	1.14%	0.25%	(0.01)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

80	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Cash Management Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.003	0.013	0.004	0.001	—	(b)

Net realized gain (loss)	—	(b)	0.001	0.001	0.002	(0.001)	—	(b)

Total from investment operations	—	(b)	0.004	0.014	0.006	— (b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.004)	(0.014)	(0.006)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.004)	(0.014)	(0.006)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.43%	1.39%	0.56%	0.02%	0.01%

Net assets, end of period (in 000’s)	$20,187		$13,015	$22,364	$48	$154	$1

Ratio of net expenses to average net assets	0.15	%(f)	0.68%	1.00%	1.00%	0.97%	0.19%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.01%	1.03%	1.03%

Ratio of net investment income to average net assets	0.01	%(f)	0.35%	1.29%	0.43%	0.14%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Obligations Fund — Premier Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.018	0.013	0.004	—	(b)

Net realized gain (loss)	—	(b)	0.001	— (b)	(0.004)	(0.002)	—	(b)

Total from investment operations	—	(b)	0.007	0.018	0.009	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.018)	(0.009)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.007)	(0.018)	(0.009)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.68%	1.84%	1.01%	0.19%	0.01%

Net assets, end of period (in 000’s)	$13,573		$17,568	$17,485	$16,492	$1	$1

Ratio of net expenses to average net assets	0.15	%(f)	0.46%	0.55%	0.55%	0.27%	0.19%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.56%	0.58%	0.58%

Ratio of net investment income to average net assets	—	%(e)(f)	0.62%	1.82%	1.32%	0.37%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	81

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Resource Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.006	0.016	0.008	0.004	—	(b)

Net realized loss	—	(b)	— (b)	— (b)	— (b)	(0.004)	—	(b)

Total from investment operations	0.001		0.006	0.016	0.008	— (b)	—	(b)

Distributions to shareholders from net investment income	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.51%	1.54%	0.71%	0.05%	0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.15	%(f)	0.39%	0.56%	0.56%	0.27%	0.19%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%	0.86%	0.88%	0.88%

Ratio of net investment income to average net assets	0.34	%(f)	0.59%	1.59%	0.78%	0.37%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

82	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Institutional Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.021	0.013	0.005	0.001

Net realized gain	—	(b)	0.003	— (b)	— (b)	— (b)	— (b)

Total from investment operations	—	(b)	0.010	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.010)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.96%	2.17%	1.34%	0.49%	0.14%

Net assets, end of period (in 000’s)	$10,518,867		$11,543,913	$7,395,030	$7,667,540	$8,619,492	$9,876,558

Ratio of net expenses to average net assets	0.17	%(f)	0.20%	0.20%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.21%	0.23%	0.23%

Ratio of net investment income to average net assets	—	%(e)(f)	0.70%	2.11%	1.31%	0.48%	0.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Capital Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.020	0.012	0.003	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.008	0.020	0.012	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.020)	(0.012)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.83%	2.02%	1.19%	0.34%	0.03%

Net assets, end of period (in 000’s)	$234,344		$201,227	$162,212	$165,645	$215,820	$264,092

Ratio of net expenses to average net assets	0.17	%(f)	0.32%	0.35%	0.35%	0.35%	0.32%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.36%	0.38%	0.38%

Ratio of net investment income to average net assets	—	%(e)(f)	0.65%	1.97%	1.15%	0.30%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	83

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Service Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.005	0.016	0.008	0.001	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.62%	1.66%	0.84%	0.10%	0.01%

Net assets, end of period (in 000’s)	$240,184		$208,499	$124,910	$155,808	$144,728	$142,607

Ratio of net expenses to average net assets	0.17	%(f)	0.50%	0.70%	0.70%	0.58%	0.29%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.71%	0.73%	0.73%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.47%	1.60%	0.83%	0.08%	(0.02)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Preferred Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.008	0.020	0.013	0.003	0.001

Net realized gain (loss)	—	(b)	0.001	— (b)	(0.001)	0.001	— (b)

Total from investment operations	—	(b)	0.009	0.020	0.012	0.004	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.020)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.87%	2.07%	1.24%	0.39%	0.07%

Net assets, end of period (in 000’s)	$59,340		$52,791	$38,419	$19,545	$14,565	$75,756

Ratio of net expenses to average net assets	0.17	%(f)	0.29%	0.30%	0.30%	0.30%	0.26%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.31%	0.33%	0.33%

Ratio of net investment income to average net assets	—	%(e)(f)	0.78%	2.04%	1.26%	0.25%	0.03%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Select Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.009	0.021	0.013	0.004	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	0.009	0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total distributions(c)	—	(b)	(0.009)	(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.93%	2.14%	1.31%	0.46%	0.12%

Net assets, end of period (in 000’s)	$6,547		$7,067	$8,325	$7,439	$7,333	$10,969

Ratio of net expenses to average net assets	0.17	%(f)	0.23%	0.23%	0.23%	0.23%	0.21%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets	—	%(e)(f)	0.91%	2.07%	1.27%	0.42%	0.09%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Administration Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.019	0.011	0.003	—	(b)

Net realized gain	—	(b)	0.002	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.008	0.019	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.019)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.77%	1.92%	1.09%	0.25%	0.01%

Net assets, end of period (in 000’s)	$610,539		$443,470	$473,937	$360,817	$237,557	$189,870

Ratio of net expenses to average net assets	0.17	%(f)	0.38%	0.45%	0.45%	0.44%	0.30%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.46%	0.48%	0.48%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.61%	1.85%	1.09%	0.28%	(0.02)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	85

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Cash Management Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017		2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	0.004	0.013	0.005	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	—	(b)	0.004	0.013	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	—	(b)	(0.004)	(0.013)	(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	—	%(e)	0.45%	1.36%	0.54%	0.01%		0.01%

Net assets, end of period (in 000’s)	$262,647		$272,981	$223,501	$23,332	$33,252		$73,211

Ratio of net expenses to average net assets	0.17	%(f)	0.70%	1.00%	1.00%	0.62%		0.31%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.01%	1.03%		1.03%

Ratio of net investment income (loss) to average net assets	—	%(e)(f)	0.37%	1.31%	0.54%	—	%(e)	(0.20)%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

Financial Square Treasury Solutions Fund — Premier Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.018	0.011	0.001	—	(b)

Net realized gain (loss)	—	(b)	0.001	— (b)	(0.001)	0.001	—	(b)

Total from investment operations	—	(b)	0.007	0.018	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.007)	(0.018)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.71%	1.82%	0.99%	0.18%	0.01%

Net assets, end of period (in 000’s)	$79,208		$127,497	$161,003	$45,627	$15,512	$1

Ratio of net expenses to average net assets	0.17	%(f)	0.45%	0.55%	0.55%	0.50%	0.19%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.56%	0.58%	0.58%

Ratio of net investment income to average net assets	—	%(e)(f)	0.63%	1.77%	1.10%	0.13%	0.36%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

86	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Resource Shares	For the Period Ended November 30, 2020†		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.006	0.016	0.008	0.004	—	(b)

Net realized loss	—	(b)	— (b)	— (b)	— (b)	(0.004)	—	(b)

Total from investment operations	0.001		0.006	0.016	0.008	— (b)	—	(b)

Distributions to shareholders from net investment income	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.001)		(0.006)	(0.016)	(0.008)	— (b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.53%	1.51%	0.69%	0.05%	0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.17	%(f)	0.40%	0.56%	0.55%	0.26%	0.19%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%	0.86%	0.88%	0.88%

Ratio of net investment income to average net assets	0.34	%(f)	0.59%	1.59%	0.84%	0.37%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

November 30, 2020

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund*	Share Classes Offered	Diversified/ Non-Diversified
Federal Instruments	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier	Diversified
Government	Class A, Class C, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, and Drexel Hamilton Class	Diversified
Money Market, Treasury Instruments, Treasury Obligations and Treasury Solutions	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified
Prime Obligations	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, and Drexel Hamilton Class	Diversified

*	Effective September 1, 2020, the Funds changed their fiscal year end from August 31 to November 30.

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as

88

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

89

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

November 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2020, all investments and repurchase agreements, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G7 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

90

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares, as set forth below.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the period ended November 30, 2020, Goldman Sachs has advised that it retained $596 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below.

F.  Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds.

91

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

November 30, 2020

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)		Institutional Shares	Capital Shares	Service Shares		Preferred Shares	Select Shares	Administration Shares	Cash Management Shares		Premier Shares	Resource Shares		Class R6 Shares(a)	Drexel Hamilton Class Shares
Administration, Service and/or Shareholder Administration Fees	N/A	0.25%		N/A	0.15%	0.25%		0.10%	0.03%	0.25%	0.50%		0.35%	0.50%		N/A	N/A
Distribution and/or Service (12b-1) Fees	0.25%	0.75	(b)	N/A	N/A	0.25	(c)	N/A	N/A	N/A	0.30	(b)	N/A	0.15	(b)	N/A	N/A
Transfer Agency Fee	0.01	0.01		0.01%	0.01	0.01		0.01	0.01	0.01	0.01		0.01	0.01		0.01%	0.01%

N/A	— Fees not applicable to respective share class
(a)	Government Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. For the period from September 1, 2020 to November 30, 2020, the investment adviser agreed to not impose a portion of the management fee equal annually to 0.06% of the Financial Square Federal Instruments Fund’s average daily net assets. This arrangement remained in effect through December 27, 2020. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the period ended November 30, 2020, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the period ended November 30, 2020, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Federal Instruments	$517	$201	$75	$793
Government	1,437	6,619	107	8,163
Money Market	—	5	131	136
Prime Obligations	—	31	101	132
Treasury Instruments	5,162	3,676	—	8,838
Treasury Obligations	2,294	3,547	57	5,898
Treasury Solutions	693	1,647	69	2,409

*Amount	less than one thousand.

92

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the period ended August 31, 2020, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers		Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Custody Fee Reduction	Other Expense Reimbursements	Total Expense Reductions
Federal Instruments	$1,397		$109	$—	$340	$1,846
Government	—		4,337	1	—	4,338
Money Market	4,145		1	—	—	4,146
Prime Obligations	1,477		1	—	195	1,673
Treasury Instruments	171		1,802	—	—	1,973
Treasury Obligations	—	*	2,892	—	—	2,892
Treasury Solutions	9		1,613	—	—	1,622

*Amount	less than one thousand.

For the period ended November 30, 2020, the net effective management fee rate was 0.16% for the Financial Square Government, Financial Square Money Market, Financial Square Prime Obligations and Financial Square Treasury Solutions Funds, 0.15% for the Financial Square Treasury Instruments Fund, 0.14% for the Financial Square Treasury Obligations Fund and 0.12% for the Financial Square Federal Instruments Fund.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the period ended November 30, 2020, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Money Market	$121,235,000	$82,110,000	$419
Prime Obligations	91,205,000	69,225,000	—

For the period ended August 31, 2020, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Government	$—	$812,863,369	$(886,542)
Money Market	269,015,000	374,037,898	(332,960)
Prime Obligations	100,420,000	279,425,260	(125,725)

93

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

November 30, 2020

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of November 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Select Shares	Capital Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Federal Instruments	100%	—%	100%	—%	—%	—%
Money Market	—	—	100	39	100	100
Prime Obligations	—	—	100	—	100	100
Treasury Instruments	—	—	—	—	100	—
Treasury Obligations	—	—	—	—	100	—
Treasury Solutions	—	—	—	—	100	—

I.  Line of Credit Facility — As of November 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended November 30, 2020, the Funds did not have any borrowings under the facility.

5. TAX INFORMATION

The tax character of distributions paid during the period ended November 30, 2020 was as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Distribution paid from:
Ordinary income	$155,933	$10,465,857	$991,714	$642,477	$1,220,700	$1,109,934	$178,093
Net long-term capital gains	—	—	—	850	—	—	—
Total distributions	$155,933	$10,465,857	$991,714	$643,327	$1,220,700	$1,109,934	$178,093

The tax character of distributions paid during the fiscal year ended August 31, 2020 was as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Distribution paid from:
Ordinary income	$18,300,421	$1,179,992,741	$193,853,422	$79,143,116	$598,216,027	$160,961,451	$91,938,062
Net long-term capital gains	12	—	—	—	—	6,604	—
Total distributions	$18,300,433	$1,179,992,741	$193,853,422	$79,143,116	$598,216,027	$160,968,055	$91,938,062

The tax character of distributions paid during the fiscal year ended August 31, 2019 was as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Distribution paid from:
Ordinary income	$20,199,576	$2,243,023,462	$334,757,247	$113,300,875	$1,149,014,847	$344,653,411	$184,154,516
Net long-term capital gains	—	—	2	—	—	—	328
Total distributions	$20,199,576	$2,243,023,462	$334,757,249	$113,300,875	$1,149,014,847	$344,653,411	$184,154,844

94

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

5. TAX INFORMATION (continued)

As of November 30, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Undistributed ordinary income — net	$92,661	$2,314,165	$987,907	$308,469	$806,361	$996,574	$150,641
Total undistributed earnings	$92,661	$2,314,165	$987,907	$308,469	$806,361	$996,574	$150,641
Capital loss carryforward: Perpetual Short-Term	$—	$—	$(7,413,567)	$—	$—	$—	$—
Timing differences (Distribution Payable and Post-October Capital Loss Deferral)	$(7,087)	$(1,380,726)	$(63,168)	$(18,036)	$(231,000)	$(542,952)	$(10,023)
Unrealized gains (losses) — net	$(7,751)	$(721,662)	$111,020	$81,733	$(91,439)	$(168,098)	$(17,333)
Total accumulated earnings (losses) — net	$77,823	$211,777	$(6,377,808)	$372,166	$483,922	$285,524	$123,285

As of November 30, 2020, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

For the period ended November 30, 2020, the Financial Square Money Market Fund utilized $125,878 in Capital Loss Carryforwards.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily. monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

95

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

November 30, 2020

6. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, a Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

New Accounting Standards — In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU

provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

Other — On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

96

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Federal Instruments Fund

	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019

Institutional Shares
Shares sold	2,881,388,454	11,467,355,746	2,413,919,468
Reinvestment of distributions	120,380	14,134,111	14,716,134
Shares redeemed	(3,002,849,041)	(9,174,391,868)	(1,483,363,844)
	(121,340,207)	2,307,097,989	945,271,758
Capital Shares
Shares sold	2,157,185	501,043	3,027,408
Reinvestment of distributions	19	8,244	23,515
Shares redeemed	(25,009)	(25)	(7,561,629)
	2,132,195	509,262	(4,510,706)
Service Shares
Shares sold	1,685,917	3,838,675	4,095,943
Reinvestment of distributions	—	7	17
Shares redeemed	(2,898,000)	(3,841,287)	(3,606,548)
	(1,212,083)	(2,605)	489,412
Preferred Shares
Shares sold	11,152,032	63,137,357	37,261,772
Reinvestment of distributions	101	47,563	194,287
Shares redeemed	(27,911,851)	(45,941,975)	(34,306,015)
	(16,759,718)	17,242,945	3,150,044
Select Shares
Shares sold	—	—	—
Reinvestment of distributions	1	471	1,030
Shares redeemed	—	—	—
	1	471	1,030
Administration Shares
Shares sold	16,893,097	127,819,134	148,393,733
Reinvestment of distributions	205	34,491	106,606
Shares redeemed	(13,760,098)	(116,107,893)	(146,683,155)
	3,133,204	11,745,732	1,817,184
Cash Management Shares
Shares sold	34,092,441	72,905,405	74,119
Reinvestment of distributions	1,051	18,364	767
Shares redeemed	(12,754,198)	(20,801,134)	(33,290)
	21,339,294	52,122,635	41,596
Premier Shares
Shares sold	—	—	—
Reinvestment of distributions	1	372	924
Shares redeemed	—	—	—
	1	372	924

NET INCREASE (DECREASE) IN SHARES	(112,707,313)	2,388,716,801	946,261,242

†	The Funds changed their fiscal year end from August 31 to November 30.

97

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

November 30, 2020

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Goverment Fund

	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019

Class A Shares
Shares sold	39,423,676	478,954,470	293,735,038
Reinvestment of distributions	6,970	2,440,074	2,034,223
Shares redeemed	(123,733,027)	(358,818,070)	(121,167,609)
	(84,302,381)	122,576,474	174,601,652
Class C Shares
Shares sold	1,052,595	5,252,082	2,254,507
Reinvestment of distributions	148	15,762	54,930
Shares redeemed	(1,254,816)	(3,270,626)	(2,705,871)
	(202,073)	1,997,218	(396,434)
Institutional Shares
Shares sold	251,627,804,998	1,292,097,399,724	891,386,834,941
Reinvestment of distributions	5,154,007	547,567,680	1,010,265,284
Shares redeemed	(301,009,643,252)	(1,188,898,448,031)	(888,091,751,934)
	(49,376,684,247)	103,746,519,373	4,305,348,291
Capital Shares
Shares sold	2,417,065,442	12,087,534,623	11,257,171,481
Reinvestment of distributions	12,037	5,558,480	15,882,356
Shares redeemed	(2,273,488,269)	(12,103,662,104)	(11,258,708,341)
	143,589,210	(10,569,001)	14,345,496
Service Shares
Shares sold	794,222,735	4,298,412,758	2,120,569,930
Reinvestment of distributions	5,336	1,689,398	2,216,832
Shares redeemed	(1,710,060,111)	(3,189,413,033)	(2,045,369,736)
	(915,832,040)	1,110,689,123	77,417,026
Preferred Shares
Shares sold	925,989,653	5,393,398,769	5,273,993,017
Reinvestment of distributions	4,567	2,993,934	3,737,667
Shares redeemed	(1,733,087,320)	(5,524,411,917)	(4,852,993,321)
	(807,093,100)	(128,019,214)	424,737,363
Select Shares
Shares sold	389,583,154	3,001,875,360	2,476,891,028
Reinvestment of distributions	7,563	3,062,081	12,289,471
Shares redeemed	(422,527,750)	(3,349,068,697)	(2,261,820,345)
	(32,937,033)	(344,131,256)	227,360,154
Administration Shares
Shares sold	5,789,207,617	30,029,817,466	29,072,426,243
Reinvestment of distributions	27,402	11,968,688	29,387,533
Shares redeemed	(5,503,765,525)	(29,483,351,252)	(28,693,198,135)
	285,469,494	558,434,902	408,615,641
Cash Management Shares
Shares sold	88,554,797	699,422,044	169,240,070
Reinvestment of distributions	3,574	578,821	190,391
Shares redeemed	(117,777,211)	(598,564,352)	(79,318,182)
	(29,218,840)	101,436,513	90,112,279
Premier Shares
Shares sold	103,701,740	486,735,706	583,756,477
Reinvestment of distributions	421	341,527	965,018
Shares redeemed	(80,403,685)	(481,884,655)	(562,127,983)
	23,298,476	5,192,578	22,593,512
Resource Shares
Shares sold	79,128,457	179,483,137	105,554,574
Reinvestment of distributions	2,173	387,254	949,693
Shares redeemed	(68,524,922)	(167,332,878)	(106,412,980)
	10,605,708	12,537,513	91,287
Class R6 Shares
Shares sold	148,795,925	1,050,370,547	1,174,019,386
Reinvestment of distributions	6,348	928,983	1,194,270
Shares redeemed	(172,280,270)	(1,032,990,632)	(1,127,855,380)
	(23,477,997)	18,308,898	47,358,276
Drexel Hamilton Class Shares
Shares sold	9,147,779,445	21,022,026,637	—
Reinvestment of distributions	3,365	279,374	—
Shares redeemed	(8,458,837,273)	(18,668,287,984)	—
	688,945,537	2,354,018,027	—

NET INCREASE (DECREASE) IN SHARES	(50,117,839,286)	107,548,991,148	5,792,184,543

†	The Funds changed their fiscal year end from August 31 to November 30.

98

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Money Market Fund

	For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	4,513,672,105	$4,517,837,688	78,402,872,886	$78,447,354,503	85,472,232,406	$85,504,124,710
Reinvestment of distributions	710,000	710,649	103,111,272	103,162,872	161,155,196	161,220,324
Shares redeemed	(7,064,336,914)	(7,070,953,571)	(89,635,800,187)	(89,673,066,279)	(79,482,109,352)	(79,510,982,209)
	(2,549,954,809)	(2,552,405,234)	(11,129,816,029)	(11,122,548,904)	6,151,278,250	6,154,362,825
Capital Shares
Shares sold	—	—	10,333,770	10,338,077	14,344,255	14,350,053
Reinvestment of distributions	461	461	135,462	135,526	123,841	123,904
Shares redeemed	(3,718,816)	(3,722,775)	(6,935,013)	(6,939,778)	(2,755,303)	(2,756,631)
	(3,718,355)	(3,722,314)	3,534,219	3,533,825	11,712,793	11,717,326
Service Shares
Shares sold	—	—	291,521	291,550	1,904,464	1,904,571
Reinvestment of distributions	—	—	155	155	1,392	1,392
Shares redeemed	—	—	(296,725)	(296,751)	(2,026,500)	(2,026,650)
	—	—	(5,049)	(5,046)	(120,644)	(120,687)
Preferred Shares
Shares sold	1	1	842,034	842,575	4,100,461	4,102,857
Reinvestment of distributions	54	54	40,518	40,538	47,283	47,302
Shares redeemed	(1,851,319)	(1,852,985)	(3,863,219)	(3,865,370)	(2,001,549)	(2,002,199)
	(1,851,264)	(1,852,930)	(2,980,667)	(2,982,257)	2,146,195	2,147,960
Select Shares
Shares sold	1	1	16,063,998	16,076,882	35,383,853	35,399,217
Reinvestment of distributions	277	277	295,451	295,593	749,777	750,042
Shares redeemed	—	—	(48,923,132)	(48,946,886)	(35,555,683)	(35,566,804)
	278	278	(32,563,683)	(32,574,411)	577,947	582,455
Administration Shares
Shares sold	913,275	913,914	5,300,344	5,305,018	9,581,492	9,583,600
Reinvestment of distributions	138	138	45,002	45,019	43,015	43,030
Shares redeemed	(1,148,265)	(1,149,298)	(5,334,638)	(5,339,564)	(8,350,525)	(8,351,107)
	(234,852)	(235,246)	10,708	10,473	1,273,982	1,275,523
Cash Management Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	6	6	16	17
Shares redeemed	—	—	—	—	—	—
	—	—	6	6	16	17
Premier Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	9	9	22	21
Shares redeemed	—	—	—	—	—	—
	—	—	9	9	22	21
Resource Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	7	7	18	18
Shares redeemed	—	—	—	—	—	—
	—	—	7	7	18	18

NET INCREASE (DECREASE) IN SHARES	(2,555,759,002)	(2,558,215,446)	(11,161,820,479)	(11,154,566,298)	6,166,868,579	6,169,965,458

†	The Funds changed their fiscal year end from August 31 to November 30.

99

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

November 30, 2020

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	1,435,424,024	$1,437,045,564	22,881,709,784	$22,898,819,820	15,725,452,191	$15,732,290,883
Reinvestment of distributions	431,382	431,852	45,784,060	45,812,513	66,503,105	66,531,471
Shares redeemed	(3,304,583,089)	(3,308,292,025)	(24,432,416,641)	(24,446,902,006)	(13,438,235,559)	(13,443,968,943)
	(1,868,727,683)	(1,870,814,609)	(1,504,922,797)	(1,502,269,673)	2,353,719,737	2,354,853,411
Capital Shares
Shares sold	—	—	11,933,436	11,940,022	9,197,390	9,200,873
Reinvestment of distributions	37	37	74,048	74,090	116,133	116,176
Shares redeemed	(101,898)	(102,000)	(17,746,168)	(17,761,637)	(9,390,061)	(9,392,520)
	(101,861)	(101,963)	(5,738,684)	(5,747,525)	(76,538)	(75,471)
Service Shares
Shares sold	1	1	34,983	35,002	9,852,210	9,852,341
Reinvestment of distributions	—	—	6,968	6,970	102,357	102,380
Shares redeemed	—	—	(5,128,398)	(5,129,968)	(4,961,019)	(4,962,303)
	1	1	(5,086,447)	(5,087,996)	4,993,548	4,992,418
Preferred Shares
Shares sold	1	1	3,125,892	3,127,254	597,101	597,295
Reinvestment of distributions	151	151	42,527	42,544	61,367	61,381
Shares redeemed	—	—	(2,645,320)	(2,647,759)	(444,203)	(444,303)
	152	152	523,099	522,039	214,265	214,373
Select Shares
Shares sold	30,409,513	30,442,429	186,158,384	186,300,853	213,862,591	213,917,899
Reinvestment of distributions	5,713	5,719	773,014	773,419	1,788,204	1,788,665
Shares redeemed	(68,458,904)	(68,532,168)	(209,646,538)	(209,786,488)	(176,925,865)	(176,970,918)
	(38,043,678)	(38,084,020)	(22,715,140)	(22,712,216)	38,724,930	38,735,646
Administration Shares
Shares sold	129,889,428	130,027,813	151,133,246	151,197,664	229,264,877	229,320,926
Reinvestment of distributions	167	168	33,411	33,429	29,952	29,966
Shares redeemed	(56,776,710)	(56,833,812)	(152,184,059)	(152,299,185)	(227,024,448)	(227,086,977)
	73,112,885	73,194,169	(1,017,402)	(1,068,092)	2,270,381	2,263,915
Cash Management Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	6	6	17	17
Shares redeemed	—	—	—	—	—	—
	—	—	6	6	17	17
Premier Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	9	9	21	21
Shares redeemed	—	—	—	—	—	—
	—	—	9	9	21	21
Resource Shares
Shares sold	—	—	—	—	—	—
Reinvestment of distributions	—	—	7	7	18	18
Shares redeemed	—	—	—	—	—	—
	—	—	7	7	18	18
Drexel Hamilton Class Shares
Shares sold	849,151	850,000	229,984,794	230,197,683	—	—
Reinvestment of distributions	11,322	11,334	31,132	31,171	—	—
Shares redeemed	—	—	(130,089,629)	(130,072,194)	—	—
	860,473	861,334	99,926,297	100,156,660	—	—

NET INCREASE (DECREASE) IN SHARES	(1,832,899,711)	(1,834,944,936)	(1,439,031,052)	(1,436,206,781)	2,399,846,379	2,400,984,348

†	The Funds changed their fiscal year end from August 31 to November 30.

100

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019

Institutional Shares
Shares sold	55,184,984,775	338,267,495,591	195,689,041,910
Reinvestment of distributions	666,472	306,303,068	590,796,167
Shares redeemed	(63,331,239,433)	(306,320,589,797)	(195,700,598,649)
	(8,145,588,186)	32,253,208,862	579,239,428
Capital Shares
Shares sold	1,455,719,190	6,524,887,948	5,079,230,616
Reinvestment of distributions	9,710	7,826,069	14,153,088
Shares redeemed	(1,505,472,694)	(6,573,633,623)	(4,701,892,663)
	(49,743,794)	(40,919,606)	391,491,041
Service Shares
Shares sold	43,357,273	207,581,081	591,074,196
Reinvestment of distributions	6	38,855	1,482,793
Shares redeemed	(36,987,018)	(118,168,284)	(587,900,313)
	6,370,261	89,451,652	4,656,676
Preferred Shares
Shares sold	98,661,659	454,026,887	282,059,008
Reinvestment of distributions	1,658	845,797	1,076,595
Shares redeemed	(74,824,911)	(433,501,352)	(235,745,585)
	23,838,406	21,371,332	47,390,018
Select Shares
Shares sold	7,336,570	794,705,600	518,597,741
Reinvestment of distributions	6,321	1,695,856	6,122,100
Shares redeemed	(166,000,958)	(442,695,849)	(753,901,903)
	(158,658,067)	353,705,607	(229,182,062)
Administration Shares
Shares sold	2,759,172,819	9,413,059,439	9,801,141,669
Reinvestment of distributions	15,938	8,768,887	27,440,637
Shares redeemed	(2,674,462,736)	(9,644,633,665)	(10,472,824,806)
	84,726,021	(222,805,339)	(644,242,500)
Cash Management Shares
Shares sold	12,742,215	70,641,861	62,108,113
Reinvestment of distributions	164	50,579	89,430
Shares redeemed	(13,780,025)	(72,425,029)	(49,747,815)
	(1,037,646)	(1,732,589)	12,449,728
Premier Shares
Shares sold	634,208,820	184,116,950	85,437,222
Reinvestment of distributions	—	71	227
Shares redeemed	(632,801,513)	(174,923,843)	(85,857,678)
	1,407,307	9,193,178	(420,229)
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	—	5	15
Shares redeemed	—	—	—
	—	5	15

NET INCREASE (DECREASE) IN SHARES	(8,238,685,698)	32,461,473,102	161,382,115

†	The Funds changed their fiscal year end from August 31 to November 30.

101

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

November 30, 2020

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019

Institutional Shares
Shares sold	61,073,254,479	230,865,756,441	179,812,019,430
Reinvestment of distributions	376,637	57,390,240	112,068,032
Shares redeemed	(49,015,633,381)	(221,053,486,360)	(177,925,444,505)
	12,057,997,735	9,869,660,321	1,998,642,957
Capital Shares
Shares sold	412,761,752	2,726,402,195	2,076,412,757
Reinvestment of distributions	13,139	3,397,548	6,733,955
Shares redeemed	(455,014,733)	(2,748,197,283)	(1,991,593,373)
	(42,239,842)	(18,397,540)	91,553,339
Service Shares
Shares sold	1,382,536,150	7,270,577,278	5,573,019,258
Reinvestment of distributions	2,503	429,872	1,193,344
Shares redeemed	(1,408,762,262)	(7,269,693,083)	(5,980,169,543)
	(26,223,609)	1,314,067	(405,956,941)
Preferred Shares
Shares sold	381,567,066	2,114,103,134	1,617,000,097
Reinvestment of distributions	6,273	1,531,265	3,236,195
Shares redeemed	(712,770,880)	(1,805,131,461)	(1,332,613,451)
	(331,197,541)	310,502,938	287,622,841
Select Shares
Shares sold	277,320,037	553,086,606	2,598,447,379
Reinvestment of distributions	8,293	445,695	1,185,463
Shares redeemed	(242,503,331)	(426,071,325)	(2,682,777,751)
	34,824,999	127,460,976	(83,144,909)
Administration Shares
Shares sold	3,040,933,286	11,826,597,612	9,005,120,273
Reinvestment of distributions	21,254	3,165,725	8,385,089
Shares redeemed	(2,749,368,350)	(11,775,025,397)	(8,789,701,450)
	291,586,190	54,737,940	223,803,912
Cash Management Shares
Shares sold	24,745,925	242,339,931	36,932,020
Reinvestment of distributions	560	93,028	14,140
Shares redeemed	(17,574,065)	(251,781,062)	(14,631,279)
	7,172,420	(9,348,103)	22,314,881
Premier Shares
Shares sold	15,393,890	88,349,017	78,328,681
Reinvestment of distributions	570	128,736	297,872
Shares redeemed	(19,389,770)	(88,394,055)	(77,634,454)
	(3,995,310)	83,698	992,099
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	—	5	15
Shares redeemed	—	—	—
	—	5	15

NET INCREASE IN SHARES	11,987,925,042	10,336,014,302	2,135,828,194

†	The Funds changed their fiscal year end from August 31 to November 30.

102

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Solutions Fund

	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019

Institutional Shares
Shares sold	5,893,160,256	58,289,469,409	31,260,811,776
Reinvestment of distributions	96,601	52,958,124	122,135,595
Shares redeemed	(6,918,210,754)	(54,192,934,647)	(31,656,170,064)
	(1,024,953,897)	4,149,492,886	(273,222,693)
Capital Shares
Shares sold	345,375,918	1,629,785,876	1,417,546,214
Reinvestment of distributions	3,265	1,257,659	3,232,299
Shares redeemed	(312,261,073)	(1,592,015,250)	(1,424,225,568)
	33,118,110	39,028,285	(3,447,055)
Service Shares
Shares sold	174,601,142	660,391,876	452,244,295
Reinvestment of distributions	987	136,487	160,698
Shares redeemed	(142,915,520)	(576,929,878)	(483,314,808)
	31,686,609	83,598,485	(30,909,815)
Preferred Shares
Shares sold	35,028,514	152,775,517	171,320,273
Reinvestment of distributions	733	343,719	361,128
Shares redeemed	(28,480,081)	(138,743,689)	(152,811,813)
	6,549,166	14,375,547	18,869,588
Select Shares
Shares sold	—	5,450,000	2,500,000
Reinvestment of distributions	100	93,299	134,817
Shares redeemed	(520,000)	(6,800,000)	(1,750,000)
	(519,900)	(1,256,701)	884,817
Administration Shares
Shares sold	635,633,882	2,651,967,361	1,812,039,680
Reinvestment of distributions	6,401	2,014,743	5,071,633
Shares redeemed	(468,570,619)	(2,684,420,997)	(1,704,022,196)
	167,069,664	(30,438,893)	113,089,117
Cash Management Shares
Shares sold	265,391,569	1,086,664,753	1,038,590,126
Reinvestment of distributions	1,098	185,626	10,627
Shares redeemed	(275,724,818)	(1,037,350,612)	(838,454,958)
	(10,332,151)	49,499,767	200,145,795
Premier Shares
Shares sold	161,822,274	705,690,354	667,825,505
Reinvestment of distributions	359	169,085	373,857
Shares redeemed	(210,110,000)	(739,350,134)	(552,840,125)
	(48,287,367)	(33,490,695)	115,359,237
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	—	5	15
Shares redeemed	—	—	—
	—	5	15

NET INCREASE (DECREASE) IN SHARES	(845,669,766)	4,270,808,686	140,769,006

†	The Funds changed their fiscal year end from August 31 to November 30.

103

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, and Goldman Sachs Financial Square Treasury Solutions Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, and Goldman Sachs Financial Square Treasury Solutions Fund (seven of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2020, the related statements of operations for the period September 1, 2020 through November 30, 2020 and the year ended August 31, 2020, the statements of changes in net assets for the period September 1, 2020 through November 30, 2020 and for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of each of their operations for the period September 1, 2020 through November 30, 2020 and for the year ended August 31, 2020, the changes in each of their net assets for the period September 1, 2020 through November 30, 2020 and for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

January 26, 2021

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

104

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended November 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, Class R6, or Drexel Hamilton Class of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares, Class R6 Shares, or Drexel Hamilton Class of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020, which represents a period of 183 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

105

GOLDMAN SACHS FUNDS —FINANCIAL SQUARE FUNDS

Fund Expenses —Six Month Period Ended November 30, 2020 (Unaudited) (continued)

	Federal Instruments Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*
Class A Shares
Actual	—	—		—	$1,000.00	$1,000.04		$1.25	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,023.82	+	1.27	—	—		—
Class C Shares
Actual	—	—		—	1,000.00	1,000.04		1.25	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,023.82	+	1.27	—	—		—
Institutional Shares
Actual	$1,000.00	$1,000.30		$0.70	1,000.00	1,000.38		0.90	$1,000.00	$1,000.27		$0.95
Hypothetical 5% return	1,000.00	1,024.37	+	0.71	1,000.00	1,024.17	+	0.91	1,000.00	1,024.12	+	0.96
Capital Shares
Actual	1,000.00	1,000.03		0.95	1,000.00	1,000.04		1.30	1,000.00	999.98		1.45
Hypothetical 5% return	1,000.00	1,024.12	+	0.96	1,000.00	1,023.76	+	1.32	1,000.00	1,023.61	+	1.47
Service Shares
Actual	1,000.00	1,000.03		1.00	1,000.00	1,000.04		1.20	1,000.00	999.28		1.50
Hypothetical 5% return	1,000.00	1,024.07	+	1.01	1,000.00	1,023.87	+	1.22	1,000.00	1,023.56	+	1.52
Preferred Shares
Actual	1,000.00	1,000.05		1.00	1,000.00	1,000.12		1.15	1,000.00	999.88		1.35
Hypothetical 5% return	1,000.00	1,024.07	+	1.01	1,000.00	1,023.92	+	1.17	1,000.00	1,023.71	+	1.37
Select Shares
Actual	1,000.00	1,000.19		0.80	1,000.00	1,000.27		1.00	1,000.00	1,000.22		1.10
Hypothetical 5% return	1,000.00	1,024.27	+	0.81	1,000.00	1,024.07	+	1.01	1,000.00	1,023.97	+	1.12
Administrative Shares
Actual	1,000.00	1,000.03		0.95	1,000.00	1,000.04		1.25	1,000.00	999.65		1.65
Hypothetical 5% return	1,000.00	1,024.12	+	0.96	1,000.00	1,023.82	+	1.27	1,000.00	1,023.41	+	1.67
Cash Management Shares
Actual	1,000.00	1,000.03		0.85	1,000.00	1,000.04		1.25	1,000.00	998.68		1.30
Hypothetical 5% return	1,000.00	1,024.22	+	0.86	1,000.00	1,023.82	+	1.27	1,000.00	1,023.76	+	1.32
Premier Shares
Actual	1,000.00	1,000.03		0.95	1,000.00	1,000.04		1.25	1,000.00	998.69		1.30
Hypothetical 5% return	1,000.00	1,024.12	+	0.96	1,000.00	1,023.82	+	1.27	1,000.00	1,023.76	+	1.32
Resource Shares
Actual	—	—		—	1,000.00	1,000.04		1.25	1,000.00	998.78		1.30
Hypothetical 5% return	—	—		—	1,000.00	1,023.82	+	1.27	1,000.00	1,023.76	+	1.32
Class R6 Shares
Actual	—	—		—	1,000.00	1,000.38		0.90	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.17	+	0.91	—	—		—
Drexel Hamilton Class Shares
Actual	—	—		—	1,000.00	1,000.38		0.90	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,024.17	+	0.91	—	—		—

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended November 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administrative Shares	Cash Management Shares	Premier Shares	Resource Shares	Class R6 Shares	Drexel Hamilton Class Shares
Federal Instruments Fund	N/A	N/A	0.14%	0.19%	0.2%	0.2%	0.16%	0.19%	0.17%	0.19%	N/A	N/A	N/A
Government Fund	0.25%	0.25%	0.18	0.26	0.24	0.23	0.2	0.25	0.25	0.25	0.25%	0.18%	0.18%
Money Market Fund	N/A	N/A	0.19	0.29	0.3	0.27	0.22	0.33	0.26	0.26	0.26	N/A	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

106

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended November 30, 2020 (Unaudited) (continued)

	Prime Obligations Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*
Institutional Shares
Actual	$1,000.00	$1,000.17		$0.90	$1,000.00	$1,000.14		$0.90	$1,000.00	$1,000.30		$0.90
Hypothetical 5% return	1,000.00	1,024.17	+	0.91	1,000.00	1,024.17	+	0.91	1,000.00	1,024.17	+	0.91
Capital Shares
Actual	1,000.00	999.80		1.55	1,000.00	1,000.02		1.05	1,000.00	1,000.05		1.20
Hypothetical 5% return	1,000.00	1,023.51	+	1.57	1,000.00	1,024.02	+	1.07	1,000.00	1,023.87	+	1.22
Service Shares
Actual	1,000.00	998.78		1.50	1,000.00	1,000.02		1.00	1,000.00	1,000.05		1.15
Hypothetical 5% return	1,000.00	1,023.56	+	1.52	1,000.00	1,024.07	+	1.01	1,000.00	1,023.92	+	1.17
Preferred Shares
Actual	1,000.00	999.92		1.25	1,000.00	1,000.02		1.05	1,000.00	1,000.09		1.10
Hypothetical 5% return	1,000.00	1,023.82	+	1.27	1,000.00	1,024.02	+	1.07	1,000.00	1,023.97	+	1.12
Select Shares
Actual	1,000.00	1,000.15		1.05	1,000.00	1,000.08		0.95	1,000.00	1,000.23		0.95
Hypothetical 5% return	1,000.00	1,024.02	+	1.07	1,000.00	1,024.12	+	0.96	1,000.00	1,024.12	+	0.96
Administrative Shares
Actual	1,000.00	999.65		1.20	1,000.00	1,000.02		1.00	1,000.00	1,000.05		1.15
Hypothetical 5% return	1,000.00	1,023.87	+	1.22	1,000.00	1,024.07	+	1.01	1,000.00	1,023.92	+	1.17
Cash Management Shares
Actual	1,000.00	998.68		1.35	1,000.00	1,000.02		1.00	1,000.00	1,000.05		1.25
Hypothetical 5% return	1,000.00	1,023.71	+	1.37	1,000.00	1,024.07	+	1.01	1,000.00	1,023.82	+	1.27
Premier Shares
Actual	1,000.00	998.69		1.35	1,000.00	1,000.02		1.00	1,000.00	1,000.05		1.20
Hypothetical 5% return	1,000.00	1,023.71	+	1.37	1,000.00	1,024.07	+	1.01	1,000.00	1,023.87	+	1.22
Resource Shares
Actual	1,000.00	998.68		1.35	1,000.00	1,000.02		0.90	1,000.00	1,000.05		0.90
Hypothetical 5% return	1,000.00	1,023.71	+	1.37	1,000.00	1,024.17	+	0.91	1,000.00	1,024.17	+	0.91
Drexel Hamilton Class Shares
Actual	1,000.00	1,000.27		0.90	—			—	—	—		—
Hypothetical 5% return	1,000.00	1,024.17	+	0.91	—	—		—	—	—		—

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended November 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administrative Shares	Cash Management Shares	Premier Shares	Resource Shares	Drexel Hamilton Class Shares
Prime Obligations Fund	0.18%	0.31%	0.30%	0.25%	0.21%	0.24%	0.27%	0.27%	0.27%	0.18%
Treasury Instruments Fund	0.18	0.21	0.20	0.21	0.19	0.20	0.20	0.20	0.18	N/A
Treasury Obligations Fund	0.18	0.24	0.23	0.22	0.19	0.23	0.25	0.24	0.18	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

107

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended November 30, 2020 (Unaudited) (continued)

	Treasury Solutions Fund
Share Class	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*
Institutional Shares
Actual	$1,000.00	$1,000.14		$0.95
Hypothetical 5% return	1,000.00	1,024.12	+	0.96
Capital Shares
Actual	1,000.00	1,000.03		1.05
Hypothetical 5% return	1,000.00	1,024.02	+	1.07
Service Shares
Actual	1,000.00	1,000.03		1.05
Hypothetical 5% return	1,000.00	1,024.02	+	1.07
Preferred Shares
Actual	1,000.00	1,000.03		1.05
Hypothetical 5% return	1,000.00	1,024.02	+	1.07
Select Shares
Actual	1,000.00	1,000.08		1.00
Hypothetical 5% return	1,000.00	1,024.07	+	1.01
Administrative Shares
Actual	1,000.00	1,000.03		1.05
Hypothetical 5% return	1,000.00	1,024.02	+	1.07
Cash Management Shares
Actual	1,000.00	1,000.03		1.05
Hypothetical 5% return	1,000.00	1,024.02	+	1.07
Premier Shares
Actual	1,000.00	1,000.03		1.10
Hypothetical 5% return	1,000.00	1,023.97	+	1.12
Resource Shares
Actual	1,000.00	1,000.03		0.95
Hypothetical 5% return	1,000.00	1,024.12	+	0.96

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended November 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administrative Shares	Cash Management Shares	Premier Shares	Resource Shares
Treasury Solutions Fund	0.19%	0.21%	0.21%	0.21%	0.20%	0.21%	0.21%	0.22%	0.19%

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

108

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

Jessica Palmer Age: 71	Chair of the Board of Trustees	Since 2018 (Trustee since 2007)	Ms. Palmer is retired. She was formerly Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-2009). Chair of the Board of Trustees — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Dwight L. Bush Age: 63	Trustee	Since 2020	Ambassador Bush is President and CEO of D.L. Bush & Associates (a financial advisory and private investment firm) (2002-2014 and 2017- present); and was formerly U.S. Ambassador to the Kingdom of Morocco (2014-2017) and a Member of the Board of Directors of Santander Bank, N.A. (2018-2019). Previously, Ambassador Bush served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019-January 2020). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Kathryn A. Cassidy Age: 66	Trustee	Since 2015	Ms. Cassidy is retired. Formerly, she was Advisor to the Chairman (May 2014-December 2014); and Senior Vice President and Treasurer (2008-2014), General Electric Company & General Electric Capital Corporation (technology and financial services companies). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Diana M. Daniels Age: 71	Trustee	Since 2007	Ms. Daniels is retired. Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is a Trustee Emeritus and serves as a Presidential Councillor of Cornell University (2013-Present); former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Joaquin Delgado Age: 60	Trustee	Since 2020

Dr. Delgado is retired. He is Director, Hexion Inc. (a specialty chemical manufacturer) (2019-present); and Director, Stepan Company (a specialty chemical manufacturer) (2011-present); and was formerly Executive Vice President, Consumer Business Group of 3M Company (July 2016-July 2019); and Executive Vice President, Health Care Business Group of 3M Company (October 2012-July 2016). Previously, Dr. Delgado served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019-January 2020).

Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

				105	Stepan Company (a specialty chemical manufacturer)

Roy W. Templin Age: 60	Trustee	Since 2013	Mr. Templin is retired. He is Director, Armstrong World Industries, Inc. (a designer and manufacturer of ceiling, wall and suspension system solutions) (2016-Present); and was formerly Chairman of the Board of Directors, Con- Way Incorporated (a transportation, logistics and supply chain management service company) (2014-2015); Executive Vice President and Chief Financial Officer, Whirlpool Corporation (an appliance manufacturer and marketer) (2004-2012). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Armstrong World Industries, Inc. (a ceiling, wall and suspension systems solutions manufacturer)

Gregory G. Weaver Age: 69	Trustee	Since 2015	Mr. Weaver is retired. He is Director, Verizon Communications Inc. (2015-Present); and was formerly Chairman and Chief Executive Officer, Deloitte & Touche LLP (a professional services firm) (2001-2005 and 2012-2014); and Member of the Board of Directors, Deloitte & Touche LLP (2006-2012). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Verizon Communications Inc.

109

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

James A. McNamara Age: 58	President and Trustee	Since 2007	Advisory Director, Goldman Sachs (January 2018 — Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	164	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. Mr. McNamara holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus. Information is provided as of November 30, 2020.
[2]	Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that each Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 75th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of November 30, 2020, Goldman Sachs Trust consisted of 92 portfolios (90 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 13 portfolios; Goldman Sachs Trust II consisted of 19 portfolios (17 of which offered shares to the public); Goldman Sachs ETF Trust consisted of 42 portfolios (24 of which offered shares to the public); and Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund each consisted of one portfolio. Goldman Sachs Credit Income Fund did not offer shares to the public.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

110

GOLDMAN SACHS — FINANCIAL SQUARE FUNDS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

James A. McNamara 200 West Street New York, NY 10282 Age: 58	Trustee and President	Since 2014

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 43	Secretary	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Senior Counsel, Goldman Sachs (January 2020–Present); Associate General Counsel, Goldman Sachs (2012-December 2019); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 52	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2017 (Treasurer and Principal Financial Officer since 2019)

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010- October 2015).

Treasurer, Principal Financial Officer and Principal Accounting Officer — Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)); Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-526-7384.
[1]	Information is provided as of November 30, 2020.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Goldman Sachs Funds — Financial Square Funds — Tax Information (unaudited)

During the fiscal year ended November 30, 2020 100%, 100%, 34.25%, 100%, 100%, 100%, and 100% of the net investment company taxable income distributions paid by the Financial Square Federal Instruments, Financial Square Government, Financial Square Money Market, Financial Square Prime Obligations, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, Financial Square Treasury Obligations designates $850, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended November 30, 2020.

During the fiscal year ended November 30, 2020, the Financial Square Federal Instruments, Financial Square Government, Financial Square Money Market, Financial Square Prime Obligations, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds designate $125,960, $3,029,139, $91,314, $76,028, $808,618, $803,625, and $69,380 as Section 163(j) Interest Dividends.

111

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.86 trillion in assets under supervision as of September 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund
∎	Defensive Equity Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[6]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of August 31, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 226452-OTU-1335383 FSQAR-21

Goldman Sachs Funds

Annual Report	November 30, 2020

Investor FundsSM
Money Market
Tax-Exempt Money Market

Goldman Sachs Investor Funds

∎	MONEY MARKET

∎	TAX-EXEMPT MONEY MARKET

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Investor Funds

Investment Objective and Principal Investment Strategies

The Goldman Sachs Investor Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Goldman Sachs Investor Money Market Fund pursues this investment objective by investing in U.S. government securities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements (“repos”). It may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Goldman Sachs Tax-Exempt Money Market Fund pursues the investment objective by investing at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. It may also invest in short-term taxable instruments, including repos with the Federal Reserve Bank of New York, for temporary investment purposes.

Portfolio Management Discussion and Analysis

The Board of Trustees of the Goldman Sachs Trust approved a change to the fiscal year end of the Investor Funds (the “Funds”). Effective September 1, 2020, the Funds’ fiscal year end changed from August 31 to November 30. Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Funds’ performance and positioning for the period from September 1, 2020 through November 30, 2020 (the “Reporting Period”).

Q	What economic and market factors most influenced the money markets as a whole during the Reporting Period?

A	During the Reporting Period, the money markets were most influenced by Federal Reserve (“Fed”) policy and the outlook for the U.S. economy.

The Fed held the targeted federal funds rate in a range of between 0% and 0.25% throughout the Reporting Period. Policymakers also signaled the monetary policy backdrop was likely to remain accommodative and short-term interest rates would likely stay low for the foreseeable future. In addition, Fed officials adopted a flexible form of average inflation targeting wherein they would aim for an inflation rate moderately above 2% following periods when inflation has run persistently below 2%, seeking an average of 2% over time.

Positive news about COVID-19 vaccines benefited the medium-term outlook for U.S. economic activity and growth as well as the labor market. However, it was unclear to what extent stronger economic growth and a smaller output gap would translate to higher price inflation.

In this environment, the yields of taxable and tax-exempt money market funds generally remained stable and close to zero. Investments in U.S. taxable money market funds declined during the Reporting Period, dropping from $4.5 trillion in August 2020 to $4.3 trillion in November 2020, according to iMoneyNet. Much of the decrease could be attributed to an improvement in investor risk sentiment. Investors rotated into riskier asset classes as uncertainties surrounding the outcome of the November U.S. election and the effectiveness of COVID-19 vaccines eased. As for U.S. tax-exempt money market funds, net outflows totaled $15 billion during the Reporting Period, according to iMoneyNet.

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A

The yields of the Goldman Sachs Investor Money Market Fund (“the taxable Fund”) and the Goldman Sachs Investor Tax-Exempt Money Market Fund (“the tax-exempt Fund”) remained rather stable during the Reporting Period largely because of the economic and market factors discussed above. The taxable money market yield curve steepened slightly, as the front, or short-term, end of the U.S. Treasury curve shifted downward and the intermediate- to longer-term end shifted upward. The tax-exempt money yield curve flattened during the Reporting Period, as the longer-term end of the curve shifted downward. (Yield curve is a spectrum of interest rates based on maturities of varying lengths. A

1

PORTFOLIO RESULTS

steepening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities widens; opposite of a flattening yield curve.)

Q	How did you manage the taxable Fund during the Reporting Period?

A	During the Reporting Period, the taxable Fund had investments in commercial paper, asset-backed commercial paper, time deposits, repurchase agreements (“repos”), government agency securities, U.S. Treasury securities, certificates of deposit, non-U.S. sovereign debt floating rate securities and variable rate demand notes (“VRDNs”).

We maintained the taxable Fund’s weighted average maturity at 38 days during September 2020 and 38 days during October. In November, we increased its weighted average maturity to 50 days. For the Reporting Period overall, the taxable Fund focused its investments on U.S. Treasury securities, government agency repos, VRDNs, financial company commercial paper, certificates of deposit and asset-backed commercial paper. We increased the taxable Fund’s allocations to U.S. Treasury securities during the Reporting Period.

The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. Also known as effective maturity, weighted average maturity measures the weighted average of the maturity date of bonds held by a Fund, taking into consideration any available maturity shortening features.

Q	How did you manage the tax-exempt Fund during the Reporting Period?

A	The tax-exempt Fund had investments in VRDNs, short-term tax-exempt securities, non-financial commercial paper and other municipal securities during the Reporting Period.

We decreased the tax-exempt Fund’s weighted average maturity from 36 days at the beginning of the Reporting Period to 19 days in September 2020. We subsequently reduced its weighted average maturity to 13 days in October and 11 days in November. During the Reporting Period overall, the tax-exempt Fund focused its investments on VRDNs, non-financial tax-exempt commercial paper and other municipal securities. Its allocation to VRDNs decreased slightly during the Reporting Period.

Q	How did you manage the Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of the taxable and tax-exempt Funds at less than 120 days. In the taxable Fund, we maintained a weighted average life in a range between 38 days and 50 days. In the tax-exempt Fund, we maintained a weighted average life in a range between 11 days and 39 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days. While one of the goals of the SEC’s money market fund rule is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	During the Reporting Period, we made adjustments to the Funds’ weighted average maturities and their allocations to specific investments based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected interest rates would remain low in the near term and the Fed to be ready to respond to market conditions as the U.S. and its economy recover from the COVID-19 pandemic. In our view, news of the efficacy of COVID-19 vaccine candidates boded well for the medium-term economic outlook, but we considered the near-term picture less certain given the backdrop of rapidly rising COVID-19 infections and increased restrictions at the end of the Reporting Period. We believed the resurgence of COVID-19 cases and efforts to curb its spread could weigh on economic activity in the short term. Regarding fiscal policy, the prospects for additional stimulus were uncertain when the Reporting Period concluded, though we noted ongoing discussions in Washington, D.C. about a potential deal.

Looking ahead, the taxable and tax-exempt Funds will continue to be flexibly guided by shifting market conditions, and we have positioned them to seek to take advantage of the Fed’s accommodative monetary policy. Duration management and duration positioning will continue to play key roles in the management of the Funds. (Duration is a measure of a fund’s sensitivity to changes in interest rates.) That said, regardless of the interest rate environment, we

2

PORTFOLIO RESULTS

intend to utilize an active management approach to provide the best possible return within the framework of the Funds’ guidelines and objectives. Our investment approach remains tri-fold — to seek preservation of capital, daily liquidity and maximization of yield potential. We will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the taxable and tax-exempt money market yield curves, as we strive to navigate the interest rate environment.

RETAIL MONEY MARKET FUNDS

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

FUND BASICS

Investor Funds

as of November 30, 2020

PERFORMANCE REVIEW[1,2]

September 1, 2020-November 30	Fund Total Return (based on NAV)[3] Class I Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Investor Money Market	0.02%	-0.04%	0.03%[6]
Investor Tax-Exempt Money Market	0.00	0.01	0.07	[7]

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The Money Market Fund offers seven separate classes of shares (Class I, Administration, Service, Resource, Cash Management, Class A and Class C Shares) and the Tax-Exempt Money Market Fund offers eleven separate classes of shares (Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Premier Shares pay 0.35%, Service Shares pay 0.50%, Resource Shares pay 0.65%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return assumes the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. November 2020. The iMoneyNet Institutional Average represents total return.

[6]	First Tier Retail–Category includes only non-government retail funds that also are not holding any second-tier securities. Portfolio holdings of first-tier funds include US Treasury, US other, repos, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating rate notes and asset-backed commercial paper.

[7]	Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

4

YIELD SUMMARY

SUMMARY OF THE CLASS I1,2 SHARES AS OF 11/30/20

Fund	7-Day Dist. Yield[8]	SEC 7-Day Effective Yield[9]	30-Day Average Yield[10]	Weighted Avg. Maturity (days)[11]	Weighted Avg. Life (days)[12]

Investor Money Market	0.05%	-0.04%	0.05%	50	50
Investor Tax-Exempt Money Market	0.01	0.01	0.01	11	11

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[8]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[9]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[10]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[11]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[12]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND[13]

As of November 30, 2020

Security Type	Percentage of Net Assets

Certificates of Deposit - Eurodollar	0.5%

Certificates of Deposit - Yankeedollar	4.3

Commercial Paper & Corporate Obligations	15.6

Repurchase Agreements	26.9

U.S. Government Agency Obligations	0.4

U.S. Treasury Obligations	42.0

Variable Rate Municipal Debt Obligations	11.6

As of August 31, 2020

Security Type	Percentage of Net Assets

Certificates of Deposit - Yankeedollar	7.2%

Certificates of Deposit	1.2

Commercial Paper & Corporate Obligations	21.5

Repurchase Agreements	28.5

U.S. Treasury Obligations	30.8

Variable Rate Municipal Debt Obligations	6.8

Variable Rate Obligations	5.7

[13]	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

SECTOR ALLOCATIONS

INVESTOR TAX-EXEMPT MONEY MARKET FUND[14]

As of November 30, 2020

Security Type	Percentage of Net Assets

Commercial Paper	15.8%

General Obligation	7.5

Revenue Anticipation Notes	1.0

Variable Rate Obligations	74.2

As of August 31, 2020

Security Type	Percentage of Net Assets

Commercial Paper	15.8%

General Obligation	0.4

Revenue Anticipation Notes	2.5

Tax and Revenue Anticipation Note	5.0

Variable Rate Obligations	77.9

[14]	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

INVESTOR MONEY MARKET FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 15.6%
Agricultural Bank of China Ltd.
$5,000,000	0.326%		12/14/20	$4,999,422
1,250,000	0.397		02/23/21	1,248,863
Albion Capital LLC
10,000,000	0.234		12/04/20	9,999,892
3,945,000	0.254		02/16/21	3,943,059
7,000,000	0.224		02/22/21	6,995,965
Antalis S.A.
3,000,000	0.234		02/09/21	2,998,717
4,932,000	0.275		02/16/21	4,929,574
Bank of China Ltd.-Hong Kong Branch
5,740,000	0.214		12/03/20	5,739,914
Barton Capital S.A.
3,000,000	0.214		01/26/21	2,999,020
4,546,000	0.214		02/08/21	4,544,170
CNPC Finance (HK) Ltd.
12,000,000	0.437		12/01/20	12,000,000
Collateralized Commercial Paper Flex Co., LLC
5,000,000	0.234		02/16/21	4,997,540
Collateralized Commercial Paper V Co., LLC
7,000,000	0.203		02/08/21	6,997,317
Columbia Funding Company, LLC
5,000,000	0.203		01/13/21	4,998,806
First Abu Dhabi Bank P.J.S.C.
5,548,000	0.234		02/09/21	5,545,519
10,000,000	0.244		02/18/21	9,994,733
Industrial & Commercial Bank of China Ltd.-New York Branch
12,000,000	0.356		02/09/21	11,991,833
Ionic Capital II Trust
7,570,000	0.244		02/19/21	7,565,963
21,439,000	0.315		02/26/21	21,422,938
KfW
5,000,000	0.173		12/08/20	4,999,835
Landesbank Baden-Wuerttemberg
20,800,000	0.244		02/24/21	20,788,213
Macquarie Bank Ltd.
17,000,000	0.209		02/08/21	16,993,320
Manhattan Asset Funding Company LLC
3,931,000	0.203		01/14/21	3,930,039
18,168,000	0.214		02/12/21	18,160,264
Metropolitan Life Global Funding I
858,000	2.400	(a)	01/08/21	859,916
Mizuho Bank, Ltd.-Singapore Branch
19,000,000	0.234		02/09/21	18,991,503
National Bank of Canada
5,000,000	0.214		02/16/21	4,997,754
Nationwide Building Society
15,000,000	0.183		12/22/20	14,998,425
Ridgefield Funding Company, LLC
6,000,000	0.203		01/05/21	5,998,833
Sheffield Receivables Company LLC
10,000,000	0.210		02/10/21	9,995,858
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
10,000,000	0.244		02/10/21	9,995,267
Toronto-Dominion Bank (The)
15,000,000	0.214		02/16/21	14,993,262
5,000,000	0.224		02/19/21	4,997,556

Commercial Paper and Corporate Obligations – (continued)
Victory Receivables Corp.
8,679,000	0.214		02/12/21	8,675,304

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$293,288,594

Certificate of Deposit-Eurodollar – 0.5%
Sumitomo Mitsui Trust Bank, Ltd.
$10,000,000	0.255%		02/12/21	$9,994,833

Certificates of Deposit-Yankeedollar – 4.3%
Bank of Montreal
$12,000,000	0.210%		02/18/21	$12,000,000
Landesbank Hessen-Thueringen Girozentrale
8,062,000	0.150		12/17/20	8,062,000
MUFG Bank, Ltd.-New York Branch
15,000,000	0.240		02/26/21	15,000,000
National Bank of Kuwait S.A.K.P
20,000,000	0.330		02/10/21	20,000,197
Norinchukin Bank (The)
5,000,000	0.220		02/10/21	5,000,000
10,000,000	0.220		02/12/21	10,000,000
Sumitomo Mitsui Banking Corp.
10,447,000	0.260		02/04/21	10,447,751

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$80,509,948

U.S. Government Agency Obligations – 0.4%
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
$3,000,000	0.130	%(b)	12/07/20	$3,000,000
4,000,000	0.140	(b)	12/07/20	4,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$7,000,000

U.S. Treasury Obligations – 42.0%
United States Treasury Bills
$21,700,000	0.092%		12/08/20	$21,699,620
14,200,000	0.093		12/08/20	14,199,749
14,200,000	0.094		12/08/20	14,199,745
11,300,000	0.098		12/08/20	11,299,789
47,600,000	0.107		12/08/20	47,599,028
32,060,000	0.092		12/24/20	32,058,157
6,600,000	0.094		12/24/20	6,599,610
2,100,000	0.097		12/24/20	2,099,872
200,000	0.102		12/24/20	199,987
2,000,000	0.107		12/24/20	1,999,866
2,800,000	0.108		12/24/20	2,799,810
14,200,000	0.112		12/24/20	14,199,002
1,100,000	0.117		12/24/20	1,099,919
30,300,000	0.178		12/24/20	30,296,612

8	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$690,000	0.124%	12/29/20	$689,934
200,000	0.133	12/29/20	199,980
8,100,000	0.097	01/07/21	8,099,209
3,300,000	0.097	01/12/21	3,299,634
1,900,000	0.098	01/12/21	1,899,787
14,500,000	0.102	01/12/21	14,498,308
23,800,000	0.102	01/26/21	23,796,298
2,900,000	0.108	01/26/21	2,899,522
2,400,000	0.114	01/26/21	2,399,580
25,800,000	0.117	01/26/21	25,795,385
3,500,000	0.117	02/02/21	3,499,296
46,000,000	0.097	02/16/21	45,990,653
19,300,000	0.102	02/23/21	19,295,497
10,100,000	0.096	03/02/21	10,097,575
6,800,000	0.101	03/02/21	6,798,281
5,600,000	0.102	03/02/21	5,598,570
12,400,000	0.103	03/02/21	12,396,803
2,100,000	0.104	03/02/21	2,099,456
15,000,000	0.106	03/04/21	14,995,931
3,100,000	0.117	03/04/21	3,099,079
22,000,000	0.107	03/09/21	21,993,712
16,500,000	0.101	03/11/21	16,495,417
11,000,000	0.127	03/11/21	10,996,181
22,500,000	0.112	03/16/21	22,492,781
3,100,000	0.114	03/23/21	3,098,920
3,100,000	0.115	03/23/21	3,098,910
900,000	0.119	03/23/21	899,671
17,800,000	0.122	03/23/21	17,793,355
25,400,000	0.107	03/25/21	25,391,555
15,000,000	0.117	03/30/21	14,994,298
17,200,000	0.107	04/01/21	17,193,930
6,300,000	0.108	04/01/21	6,297,755
32,000,000	0.107	04/06/21	31,988,240
500,000	0.107	04/08/21	499,813
600,000	0.109	04/08/21	599,771
24,100,000	0.112	04/08/21	24,090,574
37,500,000	0.107	04/13/21	37,485,453
10,000,000	0.101	04/20/21	9,996,111
12,500,000	0.117	04/22/21	12,494,330
6,090,000	0.112	04/29/21	6,087,227
57,000,000	0.112	05/06/21	56,972,830
33,300,000	0.112	05/13/21	33,283,415
8,000,000	0.090	05/27/21	7,996,460

TOTAL U.S. TREASURY OBLIGATIONS			$790,040,253

Variable Rate Municipal Debt Obligations(c) – 11.6%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$5,000,000	0.130%	12/07/20	$5,000,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
2,000,000	0.180	12/07/20	2,000,000

Variable Rate Municipal Debt Obligations(c) – (continued)
City of Columbus, OH GO VRDN for Sanitation Sewer System Series 2006-1
$12,200,000	0.060%	12/07/20	$12,200,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (TB Bank N.A., LOC)
10,305,000	0.140	12/07/20	10,305,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)
26,340,000	0.080	12/07/20	26,340,000
Connecticut Housing Finance Authority VRDN RB Mortgage Finance Program Series 2018 A, Subseries A-3 (Bank of America N.A. SPA)
4,350,000	0.100	12/07/20	4,350,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
169,000	0.120	12/01/20	168,998
Health & Educational Facilities Authority of The State of Missouri VRDN RB for SSM Health Care Series 2014 F
4,000,000	0.100	12/07/20	4,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B
4,545,000	0.110	12/07/20	4,545,000
Michigan Finance Authority VRDN RB Refunding for School Loan Revolving Fund Series 2019 C (Bank of America N.A., LOC)
7,100,000	0.150	12/07/20	7,100,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT – Chevron Corp.)
5,000,000	0.100	12/07/20	5,000,000
Murray City, Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B
20,000,000	0.070	12/07/20	20,000,000
New Mexico Hospital Equipment Loan Council VRDN RB Refunding for Presbyterian Healthcare Services Series 2019 C (JPMorgan Chase Bank N.A., SPA)
10,445,000	0.100	12/07/20	10,445,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)
5,000,000	0.150	12/07/20	5,000,000
Orlando, FL Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)
2,175,000	0.120	12/07/20	2,175,000
Providence Health & Services Obligated Group VRDN RB Series 12-E (U.S. Bank N.A., SPA)
7,880,000	0.210	12/07/20	7,880,000
Providence St. Joseph Health Obligated Group VRDN Series 16-G (Bank of Tokyo-Mitsubishi UFJ, LOC)
17,000,000	0.150	12/07/20	17,000,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
15,530,000	0.110	12/07/20	15,530,000
State of Texas GO VRDN Refunding for Veterans Bonds Series 2011 C (FHLB, SPA)
9,365,000	0.110	12/07/20	9,365,000

The accompanying notes are an integral part of these financial statements.	9

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations(c) – (continued)
State of Texas GO VRDN Veterans Bonds Series 2019 (JPMorgan Chase Bank N.A., SPA)
$19,590,000	0.100%		12/07/20	$19,590,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C
6,095,000	0.110		12/07/20	6,095,000
University of Colorado Hospital Authority VRDN RB Series 2019 A
7,850,000	0.090		12/07/20	7,850,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 D (U.S. Bank N.A., SPA)
15,000,000	0.100		12/07/20	15,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$216,938,998

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$1,397,772,626

Repurchase Agreements(d) – 26.9%
Bank of Montreal
$4,000,000	0.110	%(e)	12/07/20	$4,000,000
Maturity Value: $4,001,124
Settlement Date: 11/18/20
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/32. The market value of the collateral, including accrued interest, was $4,080,000.
1,500,000	0.120	(e)	12/07/20	1,500,000
Maturity Value: $1,500,900
Settlement Date: 11/12/20
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 06/01/36 to 11/01/44. The aggregate market value of the collateral, including accrued interest, was $1,545,000.
5,000,000	0.120	(e)	12/07/20	5,000,000
Maturity Value: $5,000,983
Settlement Date: 11/09/20
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $5,100,000.
5,000,000	0.130	(e)	12/07/20	5,000,000
Maturity Value: $5,003,286
Settlement Date: 11/02/20
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/33. The market value of the collateral, including accrued interest, was $5,100,000.

BMO Capital Markets Corp.
3,000,000	0.120	(e)	12/07/20	3,000,000
Maturity Value: $3,001,800
Settlement Date: 11/12/20
Collateralized by a U.S. Treasury Bill, 0.000%, due 03/25/21. The market value of the collateral, including accrued interest, was $3,062,123.

Repurchase Agreements(d) – (continued)
BNP Paribas
17,000,000	0.100	%(e)(f)	12/07/20	17,000,000
Maturity Value: $17,002,314
Settlement Date: 12/01/20

Canadian Imperial Bank of Commerce
6,000,000	0.110	(e)	12/07/20	6,000,000
Maturity Value: $6,001,100
Settlement Date: 11/06/20

Collateralized by a U.S. Treasury Bond, 2.250%, due 08/15/46
and U.S. Treasury Notes, 0.125% to 2.625%, due 05/31/22 to
12/31/25. The aggregate market value of the collateral,
including accrued interest, was $6,120,040.

Joint Account III
326,000,000	0.100		12/01/20	326,000,000
Maturity Value: $326,000,906

RBC Capital Markets, LLC
40,000,000	0.180		12/01/20	40,000,000
Maturity Value: $40,000,200
Collateralized by various corporate security issuers, 0.000% to 9.125%, due 02/22/21 to 08/08/56. The aggregate market value of the collateral, including accrued interest, was $42,119,004.

Royal Bank of Canada
27,000,000	0.110	(e)	12/07/20	27,000,000
Maturity Value: $27,004,620
Settlement Date: 11/19/20

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
4.500%, due 04/01/47 to 07/01/50 and Federal National
Mortgage Association, 3.500%, due 05/01/50. The aggregate
market value of the collateral, including accrued interest, was
$27,540,000.

Scotia Capital (USA) Inc.
22,000,000	0.180		12/01/20	22,000,000
Maturity Value: $22,000,110
Collateralized by various corporate security issuers, 0.531% to 4.000%, due 02/02/21 to 10/24/31. The aggregate market value of the collateral, including accrued interest, was $23,100,116.
15,000,000	0.330		12/01/20	15,000,000
Maturity Value: $15,000,138
Collateralized by various corporate security issuers, 0.483% to 12.250%, due 12/14/20 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $16,218,396.

Wells Fargo Securities, LLC
35,000,000	0.230		12/04/20	35,000,000
Maturity Value: $35,001,565
Settlement Date: 11/27/20
Collateralized by various corporate security issuers, 0.000% to 7.375%, due 01/21/21 to 10/01/60. The aggregate market value of the collateral, including accrued interest, was $36,749,999.

TOTAL REPURCHASE AGREEMENTS- UNAFFILIATED ISSUERS				$506,500,000

TOTAL INVESTMENTS – 101.3%				$1,904,272,626

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%				(23,815,463)

NET ASSETS – 100.0%				$1,880,457,163

10	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2020.

(c)	Rate shown is that which is in effect on November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Unless noted, all repurchase agreements were entered into on November 30, 2020. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(e)	The instrument is subject to a demand feature.

(f)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLB	—Insured by Federal Home Loan Bank
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
IHC	—Intermountain Health Care
LOC	—Letter of Credit
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	11

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

November 30, 2020

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 98.5%
Alabama – 0.8%
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2008 C RMKT(a)
$11,500,000	0.190%	12/07/20	$11,500,000

Alaska – 1.1%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Wells Fargo Bank N.A., SPA)(a)
15,800,000	0.100	12/07/20	15,800,000

California – 7.8%
Bay Area Toll Authority California Toll Bridge VRDN RB Refunding Series 2007 D-2 RMKT (Bank of America N.A., LOC)(a)
3,250,000	0.080	12/07/20	3,250,000
Bay Area Toll Authority California Toll Bridge VRDN RB Refunding Series 2019 A (Bank of America N.A., LOC)(a)
16,575,000	0.080	12/07/20	16,575,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 A (GTY AGMT- Chevron Corp.)(a)
3,000,000	0.100	12/01/20	3,000,000
California Statewide Communities Development Authority CP for Kaiser Foundation Hospitals Series 2020 A2
15,000,000	0.190	01/13/21	15,000,000
Los Angeles Department of Water & Power VRDN RB Refunding Series 2001 Subseries B-7 (TD Bank N.A., SPA)(a)
17,500,000	0.060	12/07/20	17,500,000
Metropolitan Water District of Southern California VRDN RB Partial Refunding Series 2016 B-2 RMKT (Bank of America N.A., SPA)(a)
2,300,000	0.080	12/01/20	2,300,000
Regents of The University of California (The) CP Series 2020 A
17,400,000	0.140	01/05/21	17,400,000
8,000,000	0.190	02/03/21	8,000,000
San Diego County Regional Transportation Commission VRDN RB Refunding for Limited Tax Series 2008 C RMKT (Bank of America N.A., SPA)(a)
12,000,000	0.060	12/07/20	12,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 B RMKT (TD Bank N.A., SPA)(a)
12,180,000	0.090	12/07/20	12,180,000

			107,205,000

Colorado – 6.3%
City of Colorado Springs Utilities System VRDN RB Series 2008 A (U.S. Bank N.A., SPA)(a)
4,365,000	0.120	12/07/20	4,365,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
8,255,000	0.110	12/07/20	8,255,000
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)(a)
4,200,000	0.110	12/07/20	4,200,000

Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority VRDN RB Refunding for Nature Conservancy Project Series 2012(a)
21,815,000	0.120	12/07/20	21,815,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
8,830,000	0.120	12/07/20	8,830,000
University of Colorado Hospital Authority VRDN RB Series 2019 A(a)
39,000,000	0.090	12/07/20	39,000,000

			86,465,000

Connecticut – 1.9%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
17,130,000	0.110	12/07/20	17,130,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 RMKT (Sumitomo Mitsui Banking Corp., SPA)(a)
5,000,000	0.120	12/07/20	5,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2019 Subseries B-3 (Bank of America N.A., SPA)(a)
4,000,000	0.110	12/07/20	4,000,000

			26,130,000

Delaware – 1.0%
University of Delaware VRDN RB Refunding Series 2005 (TD Bank N.A., SPA)(a)
990,000	0.110	12/01/20	990,000
University of Delaware VRDN RB Refunding Series 2013 C RMKT (TD Bank N.A., SPA)(a)
5,725,000	0.090	12/01/20	5,725,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)(a)
7,000,000	0.110	12/01/20	7,000,000

			13,715,000

District of Columbia – 2.8%
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-1 (TD Bank N.A., SPA)(a)
10,350,000	0.120	12/07/20	10,350,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
15,165,000	0.110	12/07/20	15,165,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
13,355,000	0.100	12/07/20	13,355,000

			38,870,000

12	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Florida – 1.1%
City of Gainesville Utilities System VRDN RB Partial Refunding Series 2007 A RMKT (State Street Bank & Trust Co., SPA)(a)
$14,960,000	0.110%	12/07/20	$14,960,000

Georgia – 2.1%
Development Authority for Fulton County VRDN RB Refunding for Children’s Healthcare of Atlanta Series 2008 (PNC Bank N.A. SPA)(a)
28,800,000	0.110	12/07/20	28,800,000

Illinois – 4.3%
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B(a)
12,500,000	0.110	12/07/20	12,500,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries D(a)
37,500,000	0.070	12/07/20	37,500,000
Illinois Housing Development Authority VRDN Homeowner Mortgage RB Series 2018 Subseries A-2 (GNMA/FNMA/ FHLMC)(FHLB, SPA)(a)
4,875,000	0.110	12/07/20	4,875,000
Illinois State Finance Authority VRDN RB Refunding for Advocate Health Care Series 2008 Subseries C3A (Northern Trust Co., SPA)(a)
4,000,000	0.140	12/07/20	4,000,000

			58,875,000

Indiana – 2.7%
Indiana Finance Authority VRDN RB Refunding for Ascension Health Credit Group Series 2008 E-8 Convertible(a)
25,000,000	0.110	12/07/20	25,000,000
Indiana Finance Authority VRDN RB Refunding for Ascension Health Senior Credit Group Series 2008 E-5 Convertible(a)
1,850,000	0.110	12/07/20	1,850,000
Purdue University VRDN RB for Student Facilities System Series 2007 C(a)
10,000,000	0.090	12/07/20	10,000,000

			36,850,000

Louisiana – 2.8%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A(a)
33,000,000	0.120	12/01/20	33,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
6,000,000	0.120	12/01/20	6,000,000

			39,000,000

Maryland – 1.1%
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B(a)
2,475,000	0.120	12/07/20	2,475,000
Maryland State Health & Higher Educational Facilities Authority CP for Johns Hopkins Health System Corp. (The) Series 2020 B
5,980,000	0.180	12/03/20	5,980,000

Municipal Debt Obligations – (continued)
Maryland – (continued)
Washington Suburban Sanitary District GO VRDN BANS Series 2015 A-2 (County Guarantee)(TD Bank N.A., SPA)(a)
7,300,000	0.100	12/07/20	7,300,000

			15,755,000

Massachusetts – 8.0%
Commonwealth of Massachusetts GO VRDN for Central Artery/ Ted Williams Tunnel Infrastructure Loan Act Series 2000 A RMKT (Citibank N.A., SPA)(a)
15,000,000	0.110	12/07/20	15,000,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Refunding Series 2000 A1 (Barclays Bank PLC, SPA)(a)
26,510,000	0.110	12/07/20	26,510,000
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 Subseries A-2 (Barclays Bank PLC, SPA)(a)
14,400,000	0.110	12/07/20	14,400,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 1997 P-1 RMKT (GTY AGMT- Brigham and Women’s Hospital, Inc.)(JPMorgan Chase Bank N.A., SPA)(a)
6,900,000	0.100	12/07/20	6,900,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Partners Healthcare System Series 2005 F-3 (TD Bank N.A., LOC)(a)
1,400,000	0.100	12/07/20	1,400,000
Massachusetts Water Resources Authority CP Series 1999 A2
7,350,000	0.190	02/09/21	7,350,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-3 RMKT (Wells Fargo Bank N.A. SPA)(a)
4,000,000	0.110	12/07/20	4,000,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
12,360,000	0.110	12/07/20	12,360,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Series 2011-1 (Wells Fargo Bank N.A., SPA)(a)
15,000,000	0.110	12/07/20	15,000,000
University of Massachusetts Building Authority VRDN RB Senior Series 2008-1 RMKT (Barclays Bank PLC, SPA)(a)
6,590,000	0.100	12/07/20	6,590,000

			109,510,000

Michigan – 3.5%
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2(a)
7,690,000	0.110	12/07/20	7,690,000
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-3(a)
5,130,000	0.080	12/07/20	5,130,000
University of Michigan CP Series 2020 L-1
6,500,000	0.120	12/02/20	6,500,000
18,000,000	0.150	01/05/21	18,000,000

The accompanying notes are an integral part of these financial statements.	13

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Michigan – (continued)
University of Michigan CP Series 2020 L-1 – (continued)
$10,400,000	0.170%	02/03/21	$10,400,000

			47,720,000

Minnesota – 2.4%
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Refunding Series 2019 D (GNMA/FNMA/ FHLMC) (Royal Bank of Canada, SPA)(a)
8,550,000	0.110	12/07/20	8,550,000
Rochester Housing & Healthcare Facilities Revenue CP Series 2020 A2
25,000,000	0.210	01/06/21	25,000,000

			33,550,000

Mississippi – 1.3%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 C (GTY AGMT – Chevron Corp.)(a)
3,170,000	0.110	12/07/20	3,170,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 H (GTY AGMT – Chevron Corp.)(a)
1,300,000	0.100	12/01/20	1,300,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L (GTY AGMT – Chevron Corp.)(a)
8,400,000	0.100	12/01/20	8,400,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT – Chevron Corp.)(a)
4,390,000	0.120	12/01/20	4,390,000

			17,260,000

Missouri – 0.5%
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 C-4 and Series 2008 C-5(a)
6,020,000	0.080	12/07/20	6,020,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 A (U.S. Bank N.A., LIQ)(a)
1,350,000	0.110	12/07/20	1,350,000

			7,370,000

Multi-State – 0.8%
Federal Home Loan Mortgage Corporation Variable Rate Tender Option Bond Certificates for Multi-Family Housing Series 2014-M031 Class A (FHLMC, LIQ)(a)(b)
11,565,000	0.140	12/07/20	11,565,000

Nebraska – 1.0%
Nebraska Investment Finance Authority VRDN RB for Single Family Housing Series 2019 C (FHLB, SPA)(a)
13,675,000	0.100	12/07/20	13,675,000

Nevada – 1.8%
Las Vegas Valley Water District CP Series 2020 A
24,970,000	0.170	01/06/21	24,969,616

Municipal Debt Obligations – (continued)
New York – 14.1%
Nassau County GO RANS Series 2020 A
10,000,000	2.000	12/09/20	10,001,797
Nassau County GO RANS Series 2020 C
3,500,000	4.000	03/15/21	3,536,990
Nassau County Interim Finance Authority Sales Tax Secured VRDN Refunding RB Series 2008 A (TD Bank N.A., SPA)(a)
10,960,000	0.110	12/07/20	10,960,000
Nassau County Interim Finance Authority Sales Tax Secured VRDN Refunding RB Series 2008 B (Sumitomo Mitsui Banking Corp., SPA)(a)
7,800,000	0.100	12/07/20	7,800,000
New York City GO VRDN Series 2005 E Subseries E-2 (Bank of America N.A., LOC)(a)
2,500,000	0.100	12/01/20	2,500,000
New York City GO VRDN Series 2005 Subseries F-4A RMKT (Sumitomo Mitsui Banking Corp. LOC)(a)
5,680,000	0.120	12/07/20	5,680,000
New York City GO VRDN Series 2018 Subseries B-5 (Barclays Bank PLC, SPA)(a)
2,500,000	0.100	12/01/20	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-1 and FF-2 (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
700,000	0.120	12/01/20	700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)(a)
31,950,000	0.150	12/07/20	31,950,000
New York City Transitional Finance Authority Future Tax Secured VRDN RB Series 2010 Subseries G-6 (Barclays Bank PLC, SPA)(a)
185,000	0.100	12/01/20	185,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
27,330,000	0.110	12/07/20	27,330,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
12,670,000	0.110	12/07/20	12,670,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (Bank of New York Mellon, SPA)(a)
16,595,000	0.090	12/07/20	16,595,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA, LIQ) (FNMA, LOC)(a)
4,600,000	0.100	12/07/20	4,600,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
9,000,000	0.110	12/07/20	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
4,400,000	0.100	12/07/20	4,400,000

14	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LIQ) (FHLMC, LOC)(a)
$16,950,000	0.110%	12/07/20	$16,950,000
Power Authority of the State of New York CP Series 2020 A2
12,000,000	0.370	02/01/21	12,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (State Street Bank & Trust Co., LOC)(a)
14,420,000	0.100	12/01/20	14,420,000

			193,778,787

North Carolina – 2.9%
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
5,700,000	0.110	12/07/20	5,700,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)(a)
26,780,000	0.110	12/07/20	26,780,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B(a)
7,080,000	0.070	12/07/20	7,080,000

			39,560,000

Ohio – 6.0%
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
22,165,000	0.060	12/07/20	22,165,000
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
13,065,000	0.100	12/07/20	13,065,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC, SPA)(a)
19,485,000	0.110	12/07/20	19,485,000
Ohio State Higher Education Facilities CP for Cleveland Clinic Series 2008 B-6
1,190,000	0.140	12/03/20	1,190,000
Ohio State University VRDN RB Series 2014 B-1(a)
10,350,000	0.070	12/07/20	10,350,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)
7,125,000	0.100	12/07/20	7,125,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A (TD Bank N.A., LOC)(a)
9,765,000	0.100	12/07/20	9,765,000

			83,145,000

South Carolina – 0.5%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	0.110	12/07/20	6,750,000

Texas – 11.4%
Board of Regents of the University of Texas System VRDN RB Refunding for Permanent University Fund Series 2008 A(a)
15,000,000	0.080	12/07/20	15,000,000

Municipal Debt Obligations – (continued)
Texas – (continued)
City of El Paso Texas Water & Sewer System CP Series A
5,000,000	0.200	12/04/20	5,000,000
Dallas Area Rapid Transit Sr. Sub. Lien Sales Tax Revenue CP Series IIA
500,000	0.200	02/02/21	500,000
Dallas Area Rapid Transit Sr. Sub. Lien Sales Tax Revenue Tax-Exempt CP Series A2
5,850,000	0.180	02/02/21	5,850,000
Dallas Texas Waterworks & Sewer System CP Series D-1
7,200,000	0.160	12/03/20	7,200,000
6,300,000	0.190	12/03/20	6,300,000
Harris County Cultural Education Facilities Finance Corp. CP Series C-1
17,516,000	0.160	12/02/20	17,516,000
Harris County Cultural Education Facilities Finance Corp. CP Series C-2
6,230,000	0.220	02/11/21	6,230,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Memorial Hermann Health System Series 2014 C(a)
28,460,000	0.100	12/07/20	28,460,000
Harris County Industrial Development Corp. VRDN PCRB for ExxonMobil Project Series 1984(a)
2,000,000	0.120	12/01/20	2,000,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994(a)
2,000,000	0.120	12/01/20	2,000,000
San Antonio, Texas (City of) CP Series A
14,500,000	0.200	01/05/21	14,500,000
San Antonio, Texas (City of) CP Series B
3,800,000	0.190	01/05/21	3,800,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2012 B(a)
4,610,000	0.110	12/07/20	4,610,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A(a)
9,800,000	0.110	12/07/20	9,800,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C(a)
11,000,000	0.110	12/07/20	11,000,000
Tarrant County Cultural Education Facilities Finance Corp., VRDN RB Refunding for Methodists Hospital of Dallas Project Series 2008 B RMKT (TD Bank N.A., LOC)(a)
16,000,000	0.100	12/01/20	16,000,000
University of Texas System VRDN RB Refunding for Financing System Series 2007 B(a)
1,270,000	0.100	12/07/20	1,270,000

			157,036,000

Virginia – 5.8%
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2016 C(a)
6,445,000	0.120	12/07/20	6,445,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2018 C(a)
15,300,000	0.120	12/07/20	15,300,000

The accompanying notes are an integral part of these financial statements.	15

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2020

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Virginia – (continued)
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C(a)
$2,445,000	0.120%	12/07/20	$2,445,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 F(a)
2,025,000	0.110	12/07/20	2,025,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 A(a)
34,250,000	0.120	12/07/20	34,250,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 B(a)
2,580,000	0.100	12/07/20	2,580,000
Virginia College Building Authority Educational Facilities VRDN RB Refunding for University of Richmond Project Series 2004 RMKT (U.S. Bank N.A., SPA)(a)
16,120,000	0.100	12/07/20	16,120,000

			79,165,000

Washington – 2.3%
King County GO VRDN RB Refunding Series 2019 A (TD Bank N.A., SPA)(a)
7,065,000	0.130	12/01/20	7,065,000
Port of Tacoma VRDN Subordinate Lien RB Series 2008 B RMKT (Bank of America N.A., LOC)(a)
11,500,000	0.100	12/07/20	11,500,000
Washington Health Care Facilities Authority Revenue Bonds Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
13,000,000	0.110	12/07/20	13,000,000

			31,565,000

Wisconsin – 0.4%
Wisconsin Housing & Economic Development Authority VRDN Home Ownership RB Series 2019 B (FNMA)(FHLB, SPA)(a)
5,100,000	0.110	12/07/20	5,100,000

TOTAL INVESTMENTS – 98.5%			$1,355,644,403

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			21,026,894

NET ASSETS – 100.0%			$1,376,671,297

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Insured by Federal Home Loan Bank
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2020, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of December 1, 2020, as follows:

Principal Amount	Maturity Value	Collateral Value
$326,000,000	$326,000,906	$335,534,260

REPURCHASE AGREEMENTS — At November 30, 2020, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.100%	$102,629,630
Bank of America, N.A.	0.100	60,370,370
BofA Securities, Inc.	0.100	42,259,259
Bank of Nova Scotia (The)	0.100	120,740,741

TOTAL		$326,000,000

At November 30, 2020, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 5.500%	01/01/24 to 12/01/50
Federal National Mortgage Association	2.000 to 5.500	07/01/25 to 10/01/50
Government National Mortgage Association	2.000 to 4.000	07/20/45 to 08/20/50
U.S. Treasury Bills	0.000	01/28/21 to 08/12/21
U.S. Treasury Bonds	3.000	11/15/44
U.S. Treasury Inflation-Indexed Notes	0.250	7/15/29
U.S. Treasury Notes	0.125 to 2.750	11/30/22 to 05/15/29

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Assets and Liabilities

November 30, 2020

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Assets:
Investments , at value (cost $1,397,772,626 and $1,355,644,403)	$1,397,772,626	$1,355,644,403
Repurchase agreements , at value (cost $506,500,000 and $0)	506,500,000	—
Cash	—	119,858
Receivables:
Fund shares sold	887,461	1,707
Reimbursement from investment advisor	80,446	72,650
Interest	57,173	436,527
Investments sold	—	20,700,186
Other assets	145,387	85,744
Total assets	1,905,443,093	1,377,061,075

Liabilities:
Due to custodian	169,270	—
Payables:
Investments purchased	17,000,000	—
Fund shares redeemed	7,303,952	106,157
Management fees	256,129	125,861
Distribution and Service fees and Transfer Agency fees	154,041	20,460
Dividend distribution	6,981	6,080
Accrued expenses	95,557	131,220
Total liabilities	24,985,930	389,778

Net Assets:
Paid-in capital	1,880,003,696	1,376,591,913
Total distributable earnings (loss)	453,467	79,384
NET ASSETS	$1,880,457,163	$1,376,671,297
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:
Class A Shares	$221,008,092	$10,756,462
Class C Shares	38,986	28,534
Class I Shares	1,527,627,980	1,361,639,354
Capital Shares	—	1,032
Service Shares	50,167,259	820,205
Preferred Shares	—	277,783
Select Shares	—	1,038
Administration Shares	31,792,214	304,948
Cash Management Shares	49,811,966	1,012
Premier Shares	—	1,026
Resource Shares	10,666	2,839,903
Total Net Assets	$1,880,457,163	$1,376,671,297
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A Shares	220,971,286	10,755,439
Class C Shares	38,980	28,531
Class I Shares	1,527,373,661	1,361,510,445
Capital Shares	—	1,032
Service Shares	50,158,937	820,127
Preferred Shares	—	277,757
Select Shares	—	1,038
Administration Shares	31,786,940	304,919
Cash Management Shares	49,803,704	1,012
Premier Shares	—	1,025
Resource Shares	10,664	2,839,634

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Operations

	Investor Money Market Fund		Investor Tax-Exempt Money Market Fund
	For the Period Ended November 30, 2020†	Year Ended August 31, 2020	For the Period Ended November 30, 2020†	Year Ended August 31, 2020
Investment Income:

Interest income	$883,328	$25,799,932	$515,190	$13,935,288

Expenses:

Fund-Level Expenses:

Management fees	856,120	3,199,156	593,475	2,453,379

Registration fees	142,007	467,748	51,927	170,453

Printing and mailing fees	66,420	67,702	62,333	33,041

Transfer Agency fees	53,507	199,948	37,089	153,336

Professional fees	51,190	109,099	51,185	108,959

Custody, accounting and administrative services	26,860	110,160	28,389	113,523

Trustee fees	5,902	22,901	5,469	22,193

Shareholder meeting expense	—	19,361	—	4,827

Other	—	2,129	21,380	38,704
Subtotal	1,202,006	4,198,204	851,247	3,098,415
Class Specific Expenses:

Distribution and Service fees — Class A Shares	145,540	638,157	8,502	45,214

Cash Management Share fees	55,719	170,753	1	5

Service Share fees	33,889	123,897	507	2,484

Shareholder Administration Plan fees — Service Shares	33,889	123,897	507	2,484

Distribution fees — Cash Management Shares	33,432	102,452	1	3

Administration Share fees	20,444	91,068	189	759

Distribution fees — Class C Shares	110	244	71	282

Resource Share fees	13	53	4,019	13,468

Distribution fees — Resource Shares	4	16	1,206	4,041

Preferred Share fees	—	—	40	417

Premier Share fees	—	—	1	4

Capital Share fees	—	—	—	2

Total expenses	1,525,046	5,448,741	866,291	3,167,578

Less — expense reductions	(482,857)	(656,593)	(373,732)	(329,082)

Net expenses	1,042,189	4,792,148	492,559	2,838,496

NET INVESTMENT INCOME (LOSS)	$(158,861)	$21,007,784	$22,631	$11,096,792

Net realized gain from investment transactions	31,683	1,236,233	78,076	7,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(127,178)	$22,244,017	$100,707	$11,104,779

†	The Funds changed their fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund			Investor Tax-Exempt Money Market Fund
	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income (loss)	$(158,861)	$21,007,784	$22,874,367	$22,631	$11,096,792	$16,974,385
Net realized gain from investment transactions	31,683	1,236,233	65,956	78,076	7,987	7
Net increase (decrease) in net assets resulting from operations	(127,178)	22,244,017	22,940,323	100,707	11,104,779	16,974,392

Distributions to shareholders:
From distributable earnings:
Class A Shares	(9,371)	(2,297,830)	(1,234,215)	(208)	(76,231)	(74,792)
Class C Shares	(2)	(63)	(142)	(1)	(39)	(35)
Class I Shares	(359,733)	(18,363,630)	(19,336,326)	(22,351)	(11,004,509)	(16,864,762)
Capital Shares	—	—	—	(1)	(10)	(17)
Service Shares	(2,182)	(314,654)	(44,257)	(12)	(4,489)	(14,435)
Preferred Shares	—	—	—	(3)	(1,884)	(820)
Select Shares	—	—	—	(1)	(10)	(33)
Administration Shares	(1,317)	(335,476)	(2,153,706)	(5)	(1,676)	(2,245)
Cash Management Shares	(1,794)	(138,019)	(154,020)	(1)	(6)	(10)
Premier Shares	—	—	—	(1)	(8)	(13)
Resource Shares	(1)	(72)	(183)	(48)	(7,929)	(17,222)
Total distributions to shareholders	(374,400)	(21,449,744)	(22,922,849)	(22,632)	(11,096,791)	(16,974,384)

From share transactions
Proceeds from sales of shares	303,870,341	4,020,278,618	2,562,005,279	409,431,141	2,567,445,330	1,938,594,915
Reinvestment of distributions	336,663	19,673,459	19,492,259	3,254	2,076,003	2,489,065
Cost of shares redeemed	(840,527,434)	(3,193,030,924)	(1,657,812,828)	(564,972,424)	(2,501,565,155)	(1,534,774,415)
Net increase (decrease) in net assets resulting from share transactions	(536,320,430)	846,921,153	923,684,710	(155,538,029)	67,956,178	406,309,565
NET INCREASE (DECREASE)	(536,822,008)	847,715,426	923,702,184	(155,459,954)	67,964,166	406,309,573

Net assets:
Beginning of period	2,417,279,171	1,569,563,745	645,861,561	1,532,131,251	1,464,167,085	1,057,857,512
End of period	$1,880,457,163	$2,417,279,171	$1,569,563,745	$1,376,671,297	$1,532,131,251	$1,464,167,085

†	The Funds changed their fiscal year end from August 31 to November 30.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Class A Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.009	0.021	0.016	0.008	0.001

Net realized gain (loss)	—	(b)	0.001	— (b)	(0.003)	(0.002)	—	(b)

Total from investment operations	—	(b)	0.010	0.021	0.013	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.98%	2.14%	1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$221,008		$249,228	$169,451	$7,933	$563	$50

Ratio of net expenses to average net assets	0.24	%(f)	0.42%	0.43%	0.43%	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	0.47	%(f)	0.46%	0.46%	0.54%	0.76%	5.13	%(f)

Ratio of net investment income (loss) to average net assets	(0.08	)%(f)	0.88%	2.12%	1.59%	0.81%	0.16	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Class C Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.003	0.014	0.004	— (b)	—	(b)

Net realized gain	—	(b)	0.002	— (b)	0.002	0.001	—	(b)

Total from investment operations	—	(b)	0.005	0.014	0.006	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.005)	(0.014)	(0.006)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.005)	(0.014)	(0.006)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.46%	1.38%	0.60%	0.06%	0.05%

Net assets, end of period (in 000’s)	$39		$53	$10	$10	$64	$50

Ratio of net expenses to average net assets	0.24	%(f)	0.79%	1.18%	1.18%	1.02%	0.58	%(f)

Ratio of total expenses to average net assets	1.22	%(f)	1.21%	1.21%	1.29%	1.51%	5.88	%(f)

Ratio of net investment income (loss) to average net assets	(0.08	)%(f)	0.24%	1.38%	0.40%	0.04%	0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Class I Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.011	0.024	0.017	0.009	0.002

Net realized gain (loss)	—	(b)	0.001	— (b)	(0.001)	— (b)	—	(b)

Total from investment operations	—	(b)	0.012	0.024	0.016	0.009	0.002

Distributions to shareholders from net investment income	—	(b)	(0.012)	(0.024)	(0.016)	(0.009)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.012)	(0.024)	(0.016)	(0.009)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.02%		1.22%	2.40%	1.61%	0.87%	0.24%

Net assets, end of period (in 000’s)	$1,527,628		$2,025,657	$1,316,874	$504,770	$216,443	$10,679

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.22	%(e)	0.21%	0.21%	0.29%	0.51%	4.88	%(e)

Ratio of net investment income (loss) to average net assets	(0.02	)%(e)	1.11%	2.37%	1.68%	0.90%	0.41	%(e)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Service Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.018	0.009	0.004	—	(b)

Net realized gain	—	(b)	0.002	0.001	0.002	— (b)	—	(b)

Total from investment operations	—	(b)	0.008	0.019	0.011	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.008)	(0.019)	(0.011)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.008)	(0.019)	(0.011)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.78%	1.89%	1.11%	0.39%	0.05%

Net assets, end of period (in 000’s)	$50,167		$56,453	$30,615	$11	$50	$50

Ratio of net expenses to average net assets	0.24	%(f)	0.62%	0.68%	0.68%	0.68%	0.61	%(f)

Ratio of total expenses to average net assets	0.72	%(f)	0.71%	0.71%	0.79%	1.01%	5.38	%(f)

Ratio of net investment income (loss) to average net assets	(0.08	)%(f)	0.62%	1.75%	0.92%	0.36%	0.02	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Administration Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.009	0.021	0.014	0.007	0.001

Net realized gain (loss)	—	(b)	0.001	— (b)	(0.001)	(0.001)	—	(b)

Total from investment operations	—	(b)	0.010	0.021	0.013	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.010)	(0.021)	(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.98%	2.14%	1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$31,792		$33,860	$31,188	$132,200	$100,351	$50

Ratio of net expenses to average net assets	0.24	%(f)	0.42%	0.43%	0.43%	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	0.47	%(f)	0.46%	0.46%	0.54%	0.76%	5.13	%(f)

Ratio of net investment income (loss) to average net assets	(0.08	)%(f)	0.90%	2.12%	1.37%	0.72%	0.16	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Cash Management Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.004	0.016	0.009	0.002	—	(b)

Net realized gain (loss)	—	(b)	0.002	— (b)	(0.001)	(0.001)	—	(b)

Total from investment operations	—	(b)	0.006	0.016	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.016)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.58%	1.58%	0.81%	0.15%	0.05%

Net assets, end of period (in 000’s)	$49,812		$52,017	$21,414	$927	$91	$50

Ratio of net expenses to average net assets	0.24	%(f)	0.76%	0.98%	0.98%	0.95%	0.62	%(f)

Ratio of total expenses to average net assets	1.02	%(f)	1.01%	1.01%	1.09%	1.31%	5.68	%(f)

Ratio of net investment income (loss) to average net assets	(0.08	)%(f)	0.38%	1.60%	0.88%	0.18%	0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Money Market Fund — Resource Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.017	0.008	0.002	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.002	0.001	—	(b)

Total from investment operations	—	(b)	0.007	0.017	0.010	0.003	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.017)	(0.010)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	—	(b)	(0.007)	(0.017)	(0.010)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.67%	1.74%	0.96%	0.26%	0.05%

Net assets, end of period (in 000’s)	$11		$11	$11	$11	$50	$50

Ratio of net expenses to average net assets	0.23	%(f)	0.73%	0.81%	0.83%	0.82%	0.62	%(f)

Ratio of total expenses to average net assets	0.87	%(f)	0.86%	0.86%	0.94%	1.16%	5.53	%(f)

Ratio of net investment income (loss) to average net assets	(0.07	)%(f)	0.66%	1.75%	0.77%	0.22%	0.01	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Tax-Exempt Money Market Fund — Class A Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.005	0.012	0.008	0.004	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	—	(b)	0.006	0.012	0.008	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.012)	(0.008)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.012)	(0.008)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.55%	1.16%	0.78%	0.38%	0.01%

Net assets, end of period (in 000’s)	$10,756		$16,678	$14,846	$2,296	$643	$10

Ratio of net expenses to average net assets	0.13	%(f)	0.36%	0.43%	0.43%	0.43%	0.30	%(f)

Ratio of total expenses to average net assets	0.48	%(f)	0.45%	0.45%	0.47%	0.54%	0.49	%(f)

Ratio of net investment income to average net assets	0.01	%(f)	0.42%	1.11%	0.82%	0.35%	0.04	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,				Period Ended August 31, 2016*
Investor Tax-Exempt Money Market Fund — Class C Shares			2020	2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.001	0.004	0.001	— (b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	0.001	0.004	0.001	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.001)	(0.004)	(0.001)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.001)	(0.004)	(0.001)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.12%	0.41%	0.13%	0.07%	0.01%

Net assets, end of period (in 000’s)	$29		$29	$9	$9	$9	$10

Ratio of net expenses to average net assets	0.13	%(f)	0.55%	1.19%	1.06%	0.72%	0.31	%(f)

Ratio of total expenses to average net assets	1.23	%(f)	1.20%	1.20%	1.22%	1.29%	1.24	%(f)

Ratio of net investment income to average net assets	0.01	%(f)	0.14%	0.39%	0.15%	0.04%	0.04	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.
*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Class I Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.007	0.014	0.010	0.006	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	0.007	0.014	0.010	0.007	0.001

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.014)	(0.010)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	— (b)

Total distributions(c)	—	(b)	(0.007)	(0.014)	(0.010)	(0.007)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.75%	1.42%	1.03%	0.63%	0.11%

Net assets, end of period (in 000’s)	$1,361,639		$1,511,106	$1,444,641	$1,052,229	$924,326	$1,387,634

Ratio of net expenses to average net assets	0.13	%(f)	0.18%	0.18%	0.18%	0.18%	0.11%

Ratio of total expenses to average net assets	0.23	%(f)	0.20%	0.20%	0.22%	0.29%	0.24%

Ratio of net investment income to average net assets	0.01	%(f)	0.73%	1.40%	1.02%	0.57%	0.07%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Capital Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.010	0.017	0.013	0.003	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	0.002	—	(b)

Total from investment operations	0.001		0.010	0.017	0.013	0.005	—	(b)

Distributions to shareholders from net investment income	(0.001)		(0.010)	(0.017)	(0.013)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	(0.001)		(0.010)	(0.017)	(0.013)	(0.005)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.62%	1.27%	0.88%	0.48%	0.04%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$886

Ratio of net expenses to average net assets	0.13	%(f)	0.18%	0.18%	0.18%	0.33%	0.19%

Ratio of total expenses to average net assets	0.38	%(f)	0.35%	0.35%	0.37%	0.44%	0.39%

Ratio of net investment income to average net assets	0.35	%(f)	0.99%	1.69%	1.31%	0.30%	0.04%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Service Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.005	0.009	0.005	— (b)	—	(b)

Net realized gain (loss)	—	(b)	(0.001)	— (b)	— (b)	0.002	—	(b)

Total from investment operations	—	(b)	0.004	0.009	0.005	0.002	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.004)	(0.009)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.004)	(0.009)	(0.005)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.39%	0.91%	0.53%	0.15%	0.01%

Net assets, end of period (in 000’s)	$820		$818	$2,102	$836	$841	$58,173

Ratio of net expenses to average net assets	0.13	%(f)	0.56%	0.68%	0.68%	0.63%	0.21%

Ratio of total expenses to average net assets	0.73	%(f)	0.70%	0.70%	0.72%	0.79%	0.74%

Ratio of net investment income to average net assets	0.01	%(f)	0.45%	0.91%	0.52%	0.04%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Preferred Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.005	0.013	0.009	0.005	0.001

Net realized gain	—	(b)	0.002	— (b)	— (b)	0.001	— (b)

Total from investment operations	—	(b)	0.007	0.013	0.009	0.006	0.001

Distributions to shareholders from net investment income	—	(b)	(0.007)	(0.013)	(0.009)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	— (b)

Total distributions(c)	—	(b)	(0.007)	(0.013)	(0.009)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.66%	1.32%	0.93%	0.53%	0.06%

Net assets, end of period (in 000’s)	$278		$91	$61	$68	$37	$46

Ratio of net expenses to average net assets	0.13	%(f)	0.26%	0.28%	0.28%	0.28%	0.13%

Ratio of total expenses to average net assets	0.33	%(f)	0.30%	0.30%	0.32%	0.39%	0.34%

Ratio of net investment income to average net assets	0.01	%(f)	0.45%	1.31%	0.93%	0.48%	0.03%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Select Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.010	0.016	0.009	0.006	0.001

Net realized gain	—	(b)	— (b)	— (b)	0.001	— (b)	— (b)

Total from investment operations	0.001		0.010	0.016	0.010	0.006	0.001

Distributions to shareholders from net investment income	(0.001)		(0.010)	(0.016)	(0.010)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	— (b)

Total distributions(c)	(0.001)		(0.010)	(0.016)	(0.010)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.72%	1.39%	1.00%	0.60%	0.09%

Net assets, end of period (in 000’s)	$1		$1	$1	$3	$5,401	$–

Ratio of net expenses to average net assets	0.13	%(f)	0.18%	0.18%	0.21%	0.21%	0.11%

Ratio of total expenses to average net assets	0.26	%(f)	0.23%	0.23%	0.25%	0.32%	0.27%

Ratio of net investment income to average net assets	0.35	%(f)	0.97%	1.50%	0.95%	0.62%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Administration Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.006	0.012	0.008	0.003	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	0.006	0.012	0.008	0.004	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.006)	(0.012)	(0.008)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.006)	(0.012)	(0.008)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.55%	1.16%	0.78%	0.38%	0.01%

Net assets, end of period (in 000’s)	$305		$305	$298	$2	$3,575	$13,041

Ratio of net expenses to average net assets	0.13	%(f)	0.37%	0.43%	0.43%	0.43%	0.18%

Ratio of total expenses to average net assets	0.48	%(f)	0.45%	0.45%	0.47%	0.54%	0.49%

Ratio of net investment income to average net assets	0.01	%(f)	0.55%	1.18%	0.75%	0.30%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Cash Management Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.004	0.010	0.002	— (b)	—	(b)

Net realized gain	—	(b)	0.001	— (b)	0.001	0.001	—	(b)

Total from investment operations	0.001		0.005	0.010	0.003	0.001	—	(b)

Distributions to shareholders from net investment income	(0.001)		(0.005)	(0.010)	(0.003)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	(0.001)		(0.005)	(0.010)	(0.003)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.22%	0.61%	0.24%	0.09%	0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$54	$1

Ratio of net expenses to average net assets	0.13	%(f)	0.66%	0.90%	0.96%	0.77%	0.12%

Ratio of total expenses to average net assets	1.03	%(f)	1.00%	1.00%	1.02%	1.09%	1.04%

Ratio of net investment income to average net assets	0.36	%(f)	0.54%	0.96%	0.24%	0.01%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Premier Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.007	0.013	0.010	0.004	—	(b)

Net realized gain (loss)	—	(b)	0.001	— (b)	— (b)	(0.001)	—	(b)

Total from investment operations	0.001		0.008	0.013	0.010	0.003	—	(b)

Distributions to shareholders from net investment income	(0.001)		(0.008)	(0.013)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	(0.001)		(0.008)	(0.013)	(0.010)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.49%	1.06%	0.68%	0.29%	0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.13	%(f)	0.43%	0.54%	0.54%	0.47%	0.12%

Ratio of total expenses to average net assets	0.58	%(f)	0.55%	0.55%	0.57%	0.64%	0.59%

Ratio of net investment income to average net assets	0.36	%(f)	0.75%	1.32%	0.95%	0.43%	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	For the Period Ended November 30, 2020†		Year Ended August 31,
Investor Tax-Exempt Money Market Fund — Resource Shares			2020	2019	2018	2017	2016
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	—	(b)	0.003	0.008	0.004	— (b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	—	(b)	0.003	0.008	0.004	0.001	—	(b)

Distributions to shareholders from net investment income	—	(b)	(0.003)	(0.008)	(0.004)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		—	— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	—	(b)	(0.003)	(0.008)	(0.004)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	—	%(e)	0.30%	0.76%	0.37%	0.08%	0.01%

Net assets, end of period (in 000’s)	$2,840		$3,101	$2,206	$2,412	$3,731	$6,469

Ratio of net expenses to average net assets	0.13	%(f)	0.61%	0.83%	0.83%	0.73%	0.20%

Ratio of total expenses to average net assets	0.88	%(f)	0.85%	0.85%	0.87%	0.94%	0.89%

Ratio of net investment income to average net assets	0.01	%(f)	0.29%	0.75%	0.36%	0.02%	0.01%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements

November 30, 2020

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund*	Share Classes Offered	Diversified/ Non-diversified
Investor Money Market	Class A, Class C, Class I, Service, Administration, Cash Management, and Resource	Diversified
Investor Tax-Exempt Money Market	Class A, Class C, Class I, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, and Resource	Diversified

*	Effective September 1, 2020, the Funds changed their fiscal year end from August 31 to November 30.

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market- based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

31

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

November 30, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long- term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

32

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2020, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares, as set forth below.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of the Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

33

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

November 30, 2020

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the period ended November 30, 2020, Goldman Sachs has advised that it did not retain any CDSCs with respect to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds are as follows:

	Class A Shares	Class C Shares		Class I Shares	Capital Shares(a)	Service Shares		Preferred Shares(a)	Select Shares(a)	Administration Shares	Cash Management Shares		Premier Shares(a)	Resource Shares
Management Fee	0.16%	0.16%		0.16%	0.16%	0.16%		0.16%	0.16%	0.16%	0.16%		0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.25		N/A	0.15	0.25		0.10	0.03	0.25	0.50		0.35	0.50
Distribution and/or Service (12b-1) Fees	0.25	0.75	(c)	N/A	N/A	0.25	(b)	N/A	N/A	N/A	0.30	(c)	N/A	0.15	(c)
Transfer Agency Fee	0.01	0.01		0.01	0.01	0.01		0.01	0.01	0.01	0.01		0.01	0.01

N/A	– Fees not applicable to respective share class
(a)	Tax-Exempt Money Market Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

34

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the period ended November 30, 2020, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the period ended November 30, 2020, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$—	$265	$218	$483
Investor Tax-Exempt Money Market	153	52	169	374

For the period ended August 31, 2020, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Custody Fee Reduction	Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$22	$134	$1	$500	$657
Investo Tax-Exempt Money Market	21	29	7	272	329

For the period ended November 30, 2020, the net effective management fee rate was 0.16% for Investor Money Market and 0.12% for Investor Tax-Exempt Money Market.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees. For the period ended November 30, 2020, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$74,085,000	$10,065,000	$—
Investor Tax-Exempt Money Market	161,510,000	286,525,000	—

35

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

November 30, 2020

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the period ended August 31, 2020, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$42,615,000	$75,953,750	$(4,200)
Investor Tax-Exempt Money Market	631,880,000	408,025,000	—

As of November 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class A Shares	Class C Shares	Class I Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administration Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market	—	27%	—	—	—	—	—	—	—	—	100%
Investor Tax-Exempt Money Market	—	32%	—	100%	—	—	100%	—	100%	100%	—

I.  Line of Credit Facility — As of November 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended November 30, 2020, the Funds did not have any borrowings under the facility.

5. TAX INFORMATION

The tax character of distributions paid during the period ended November 30, 2020 was as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Distribution paid from:
Ordinary income	$374,400	$652
Tax-Exempt income	—	21,980
Total distributions	$374,400	$22,632

The tax character of distributions paid during the fiscal year ended August 31, 2020 was as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Distribution paid from:
Ordinary income	$21,449,744	$95,585
Tax-Exempt income	—	11,001,206
Total distributions	$21,449,744	$11,096,791

36

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

5. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended August 31, 2019 was as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Distribution paid from:
Ordinary income	$22,922,849	$9,551
Tax-Exempt income	—	16,964,833
Total distributions	$22,922,849	$16,974,384

As of November 30, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Undistributed ordinary income — net	$460,478	$79,046
Undistributed Tax Exempt income — net	—	6,051
Undistributed long-term capital gains	—	367
Total undistributed earnings	$460,478	$85,464
Timing differences (Distribution Payable)	$(6,981)	$(6,080)
Unrealized gains (losses) — net	$(30)	$—
Total accumulated earnings (losses) — net	$453,467	$79,384

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

The Investor Money Market Fund re-classed $127,185 from paid in capital to distributable earnings for the period ending November 30, 2020. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund’s and result primarily from net operating losses and redemptions utilized as distributions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily. monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

37

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

November 30, 2020

6. OTHER RISKS (continued)

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investment resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

38

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

New Accounting Standards — In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

Other — On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

39

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

November 30, 2020

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019

Class A Shares
Shares sold	16,805,199	397,334,164	233,206,163
Reinvestment of distributions	9,354	2,296,684	1,234,169
Shares redeemed	(44,988,673)	(319,934,660)	(72,924,150)
	(28,174,120)	79,696,188	161,516,182
Class C Shares
Shares sold	—	57,382	—
Reinvestment of distributions	1	60	141
Shares redeemed	(13,651)	(15,154)	—
	(13,650)	42,288	141
Class I Shares
Shares sold	244,513,031	3,317,488,991	2,044,394,288
Reinvestment of distributions	322,218	16,633,231	16,005,984
Shares redeemed	(742,434,339)	(2,626,006,125)	(1,248,311,787)
	(497,599,090)	708,116,097	812,088,485
Service Shares
Shares sold	14,774,282	152,624,789	51,047,061
Reinvestment of distributions	2,158	309,238	44,251
Shares redeemed	(21,051,684)	(127,114,736)	(20,486,954)
	(6,275,244)	25,819,291	30,604,358
Administration Shares
Shares sold	9,194,711	60,612,773	143,845,234
Reinvestment of distributions	1,172	298,507	2,074,710
Shares redeemed	(11,257,998)	(58,250,110)	(246,931,728)
	(2,062,115)	2,661,170	(101,011,784)
Cash Management Shares
Shares sold	18,583,118	92,160,519	89,512,534
Reinvestment of distributions	1,760	135,668	132,823
Shares redeemed	(20,781,089)	(61,710,139)	(69,158,210)
	(2,196,211)	30,586,048	20,487,147
Resource Shares
Shares sold	—	—	—
Reinvestment of distributions	—	71	181
Shares redeemed	—	—	—
	—	71	181

NET INCREASE (DECREASE) IN SHARES	(536,320,430)	846,921,153	923,684,710

†	The Fund changed its fiscal year end from August 31 to November 30.

40

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Period Ended November 30, 2020†	For the Fiscal Year Ended August 31, 2020	For the Fiscal Year Ended August 31, 2019

Class A Shares
Shares sold	517,326	39,422,787	30,165,331
Reinvestment of distributions	207	76,182	74,748
Shares redeemed	(6,439,317)	(37,666,872)	(17,690,238)
	(5,921,784)	1,832,097	12,549,841
Class C Shares
Shares sold	—	81,993	—
Reinvestment of distributions	—	37	37
Shares redeemed	—	(62,543)	—
	—	19,487	37
Class I Shares
Shares sold	406,405,883	2,514,777,537	1,897,694,232
Reinvestment of distributions	2,986	1,987,323	2,390,808
Shares redeemed	(555,953,190)	(2,450,307,364)	(1,507,672,416)
	(149,544,321)	66,457,496	392,412,624
Capital Shares
Shares sold	—	—	—
Reinvestment of distributions	—	6	13
Shares redeemed	—	—	—
	—	6	13
Service Shares
Shares sold	44,493	1,562,721	1,989,188
Reinvestment of distributions	8	2,073	4,908
Shares redeemed	(41,873)	(2,849,099)	(728,127)
	2,628	(1,284,305)	1,265,969
Preferred Shares
Shares sold	202,046	1,100,394	6,422
Reinvestment of distributions	1	1,436	14
Shares redeemed	(15,536)	(1,071,605)	(13,502)
	186,511	30,225	(7,066)
Select Shares
Shares sold	—	—	—
Reinvestment of distributions	—	8	30
Shares redeemed	—	—	(2,177)
	—	8	(2,147)
Administration Shares
Shares sold	—	5,100	946,528
Reinvestment of distributions	5	1,674	1,970
Shares redeemed	—	(50)	(652,497)
	5	6,724	296,001
Cash Management Shares
Shares sold	—	—	10
Reinvestment of distributions	—	2	7
Shares redeemed	—	—	(10)
	—	2	7
Premier Shares
Shares sold	—	—	—
Reinvestment of distributions	—	5	10
Shares redeemed	—	—	—
	—	5	10
Resource Shares
Shares sold	2,261,393	10,494,798	7,793,204
Reinvestment of distributions	47	7,257	16,520
Shares redeemed	(2,522,508)	(9,607,622)	(8,015,448)
	(261,068)	894,433	(205,724)

NET INCREASE (DECREASE) IN SHARES	(155,538,029)	67,956,178	406,309,565

†	The Fund changed its fiscal year end from August 31 to November 30.

41

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (two of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of November 30, 2020, the related statements of operations for the period September 1, 2020 through November 30, 2020 and the year ended August 31, 2020, the statements of changes in net assets for the period September 1, 2020 through November 30, 2020 and for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of each of their operations for the period September 1, 2020 through November 30, 2020 and for the year ended August 31, 2020, the changes in each of their net assets for the period September 1, 2020 through November 30, 2020 and for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

January 26, 2021

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

42

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended November 30, 2020 (Unaudited)

As a shareholder of Class A Shares, Class C Shares, Class I Shares, Service Shares, Preferred Shares, Select Shares, Administration Shares, Cash Management Shares, Premier Shares, or Resource Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020, which represents a period of 183 days in a 365-day year.

Actual Expenses — The first line under each Share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each Share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*
Class A Shares
Actual	$1,000.00	$1,000.24		$1.65	$1,000.00	$1,000.03		$0.90
Hypothetical 5% return	1,000.00	1,023.41	+	1.67	1,000.00	1,024.17	+	0.91
Class C Shares
Actual	1,000.00	1,000.08		1.70	1,000.00	1,000.03		0.90
Hypothetical 5% return	1,000.00	1,023.36	+	1.72	1,000.00	1,024.17	+	0.91
Class I Shares
Actual	1,000.00	1,000.94		0.90	1,000.00	1,000.15		0.75
Hypothetical 5% return	1,000.00	1,024.17	+	0.91	1,000.00	1,024.32	+	0.76
Capital Shares
Actual	1,000.00	—		—	1,000.00	1,000.03		0.75
Hypothetical 5% return	1,000.00	—		—	1,000.00	1,024.32	+	0.76
Service Shares
Actual	1,000.00	1,000.08		1.81	1,000.00	1,000.03		0.85
Hypothetical 5% return	1,000.00	1,023.26	+	1.83	1,000.00	1,024.22	+	0.86
Preferred Shares
Actual	1,000.00	—		—	1,000.00	1,000.03		0.95
Hypothetical 5% return	1,000.00	—		—	1,000.00	1,024.12	+	0.96
Select Shares
Actual	1,000.00	—		—	1,000.00	1,000.10		0.75
Hypothetical 5% return	1,000.00	—		—	1,000.00	1,024.32	+	0.76
Administrative Shares
Actual	1,000.00	1,000.24		1.65	1,000.00	1,000.03		0.85
Hypothetical 5% return	1,000.00	1,023.41	+	1.67	1,000.00	1,024.22	+	0.86
Cash Management Shares
Actual	1,000.00	1,000.08		1.75	1,000.00	1,000.03		0.75
Hypothetical 5% return	1,000.00	1,023.31	+	1.78	1,000.00	1,024.32	+	0.76

43

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended November 30, 2020 (Unaudited) (continued)

	Investor Money Market Fund				Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*	Beginning Account Value 6/1/20	Ending Account Value 11/30/20		Expenses Paid for the 6 months ended 11/30/2020*
Premier Shares
Actual	$1,000.00	$—		$—	$1,000.00	$1,000.03		$0.75
Hypothetical 5% return	1,000.00	—		—	1,000.00	1,024.32	+	0.76
Resource Shares
Actual	1,000.00	1,000.08		1.65	1,000.00	1,000.03		0.85
Hypothetical 5% return	1,000.00	1,023.41	+	1.67	1,000.00	1,024.22	+	0.86

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 11/30/2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Class I Shares	Capital Shares	Service Shares	Preferred Shares	Select Shares	Administrative Shares	Cash Management Shares	Premier Shares	Resource Shares
Investor Money Market Fund	0.33%	0.34%	0.18%	—	0.36%	—	—	0.33%	0.35%	—	0.33%

Investor Tax-Exempt Money Market Fund	0.18%	0.18%	0.15%	0.15%	0.17%	0.19%	0.15%	0.17%	0.15%	0.15%	0.17%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

44

GOLDMAN SACHS — INVESTOR FUNDS

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

Jessica Palmer Age: 71	Chair of the Board of Trustees	Since 2018 (Trustee since 2007)	Ms. Palmer is retired. She was formerly Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-2009). Chair of the Board of Trustees — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Dwight L. Bush Age: 63	Trustee	Since 2020	Ambassador Bush is President and CEO of D.L. Bush & Associates (a financial advisory and private investment firm) (2002-2014 and 2017- present); and was formerly U.S. Ambassador to the Kingdom of Morocco (2014-2017) and a Member of the Board of Directors of Santander Bank, N.A. (2018-2019). Previously, Ambassador Bush served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019-January 2020). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Kathryn A. Cassidy Age: 66	Trustee	Since 2015	Ms. Cassidy is retired. Formerly, she was Advisor to the Chairman (May 2014-December 2014); and Senior Vice President and Treasurer (2008-2014), General Electric Company & General Electric Capital Corporation (technology and financial services companies). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Diana M. Daniels Age: 71	Trustee	Since 2007	Ms. Daniels is retired. Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is a Trustee Emeritus and serves as a Presidential Councillor of Cornell University (2013-Present); former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	None

Joaquin Delgado Age: 60	Trustee	Since 2020

Dr. Delgado is retired. He is Director, Hexion Inc. (a specialty chemical manufacturer) (2019-present); and Director, Stepan Company (a specialty chemical manufacturer) (2011-present); and was formerly Executive Vice President, Consumer Business Group of 3M Company (July 2016-July 2019); and Executive Vice President, Health Care Business Group of 3M Company (October 2012-July 2016). Previously, Dr. Delgado served as an Advisory Board Member of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (October 2019-January 2020).

Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

				105	Stepan Company (a specialty chemical manufacturer)

Roy W. Templin Age: 60	Trustee	Since 2013	Mr. Templin is retired. He is Director, Armstrong World Industries, Inc. (a designer and manufacturer of ceiling, wall and suspension system solutions) (2016-Present); and was formerly Chairman of the Board of Directors, Con- Way Incorporated (a transportation, logistics and supply chain management service company) (2014-2015); Executive Vice President and Chief Financial Officer, Whirlpool Corporation (an appliance manufacturer and marketer) (2004-2012). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Armstrong World Industries, Inc. (a ceiling, wall and suspension systems solutions manufacturer)

Gregory G. Weaver Age: 69	Trustee	Since 2015	Mr. Weaver is retired. He is Director, Verizon Communications Inc. (2015-Present); and was formerly Chairman and Chief Executive Officer, Deloitte & Touche LLP (a professional services firm) (2001-2005 and 2012-2014); and Member of the Board of Directors, Deloitte & Touche LLP (2006-2012). Trustee — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.	105	Verizon Communications Inc.

45

GOLDMAN SACHS — INVESTOR FUNDS

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

James A. McNamara Age: 58	President and Trustee	Since 2007	Advisory Director, Goldman Sachs (January 2018 — Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	164	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. Mr. McNamara holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus. Information is provided as of November 30, 2020.
[2]	Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that each Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 75th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of November 30, 2020, Goldman Sachs Trust consisted of 92 portfolios (90 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 13 portfolios; Goldman Sachs Trust II consisted of 19 portfolios (17 of which offered shares to the public); Goldman Sachs ETF Trust consisted of 42 portfolios (24 of which offered shares to the public); and Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund each consisted of one portfolio. Goldman Sachs Credit Income Fund did not offer shares to the public.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

46

GOLDMAN SACHS — INVESTOR FUNDS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

James A. McNamara 200 West Street New York, NY 10282 Age: 58	Trustee and President	Since 2014

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 43	Secretary	Since 2014

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Senior Counsel, Goldman Sachs (January 2020–Present); Associate General Counsel, Goldman Sachs (2012-December 2019); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs ETF Trust; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 52	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2017 (Treasurer and Principal Financial Officer since 2019)

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010- October 2015).

Treasurer, Principal Financial Officer and Principal Accounting Officer — Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)); Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-526-7384.
[1]	Information is provided as of November 30, 2020.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Goldman Sachs Trust — Investor Money Market Funds — Tax Information (Unaudited)

During the fiscal year ended November 30, 2020, 97.12% of the distributions from net investment income paid by the Investor Tax-Exempt Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. federal income tax.

During the fiscal year ended November 30, 2020, 100% of the net investment company taxable income distributions paid by the Investor Money Market Fund were designated as either interest-related dividends or short-term capital gain pursuant to Section 871(k) of the Internal Revenue Code.

47

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.86 trillion in assets under supervision as of September 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund
∎	Defensive Equity Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[6]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of August 31, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co. LLC by calling (Class A Shares and Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 226453-OTU-1335385 IMMITEMMAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2020	2019	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$4,031,292	$3,492,375	Financial Statement audits.

Audit-Related Fees:

• PwC	$344,654	$210,602	Other attest services.

Tax Fees:

• PwC	$54,425	$1,069,045	Tax compliance services provided in connection with the preparation and review of registrant’s tax returns and certain other tax-related services.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2020	2019	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,026,617	$2,339,266	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and Semi-Annual Updates related to withholding tax accrual for non-US Jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended November 30, 2020 and November 30, 2019 were approximately $399,079 and $1,279,647, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2019 and December 31, 2018 were approximately $14.7 million and $12.3 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2020. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2019 and 2018 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	February 5, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	February 5, 2021